As filed with the Securities and Exchange Commission on June  28, 2005

File No. 333-116814

File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 84	☒

Protective Variable Annuity
Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company
(Name of Depositor)

2801 Highway 280 South
Birmingham, Alabama 35223
(Address of Depositor’s Principal Executive Offices)

(205) 268-1000
(Depositor’s Telephone Number, including Area Code)

STEVE M. CALLAWAY, Esquire
Protective Life Insurance Company
2801 Highway 280 South
Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
(202) 383-0158

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485;
☒	on July 1, 2005 pursuant to paragraph (b) of Rule 485;
☐	80 days after filing pursuant to paragraph (a) of Rule 485;
☐	on May 1, 2005 pursuant to paragraph a(1) of Rule 485;

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com

This Prospectus describes the ProtectiveValuesSM Access Variable Annuity Contract, a group and individual flexible premium deferred variable annuity contract offered by Protective Life Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.

You may allocate your investment in the Contract among the Guaranteed Account (if it is available when you purchase your Contract) and the Sub-Accounts of the Protective Variable Annuity Separate Account. The Sub-Accounts invest in the following Funds:

Goldman Sachs Variable Insurance Trust
International Equity Fund
CORESM Small Cap Equity Fund
Capital Growth Fund
Mid Cap Value Fund
CORESM U.S. Equity Fund
Growth and Income Fund

Oppenheimer Variable Account Funds
Aggressive Growth Fund/VA-SS
Global Securities Fund/VA-SS
Capital Appreciation Fund/VA-SS
Main Street Fund/VA-SS
High Income Fund/VA-SS
Money Fund/VA
Strategic Bond Fund/VA-SS

Van Kampen Life Investment Trust
Aggressive Growth Portfolio Class II
Emerging Growth Portfolio Class II
Enterprise Portfolio Class II

Van Kampen Life Investment Trust (cont.)
Comstock Portfolio Class II
Growth and Income Portfolio Class II
Government Portfolio Class II

Universal Institutional Funds, Inc.
Equity and Income Portfolio Class II

MFS® Variable Insurance TrustSM
New Discovery Series-SS
Emerging Growth Series-SS
Research Series-SS
Investors Growth Stock Series-SS
Investors Trust Series-SS
Utilities Series-SS
Total Return Series-SS

Lord Abbett Series Fund
Growth and Income Portfolio
Mid-Cap Value Portfolio
Bond-Debenture Portfolio
Growth Opportunities Portfolio
America’s Value Portfolio

The value of your Contract that is allocated to the Sub-Accounts will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.

This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission, contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

Please read this prospectus carefully. Investors should keep a copy for future reference.

The ProtectiveValues Access Variable Annuity Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is July 1, 2005

DEFINITIONS

“We”, “us”, “our”, “Protective Life”, and “Company” refer to Protective Life Insurance Company. “You”, “your” and “Owner” refer to the person(s) who has been issued a Contract.

Accumulation Unit:  A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

Allocation Option: Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Allocation Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.

Annuity Commencement Date: The date as of which the Annuity Value is applied to an Annuity Option.

Annuity Option: The payout option under which the Company makes annuity income payments.

Annuity Value: The amount we apply to the Annuity Option you have selected.

Assumed Investment Return: The assumed annual rate of return used to calculate the amount of the variable income payments.

Contract: The ProtectiveValues Access Variable Annuity, a flexible premium, deferred, variable annuity contract.

Contract Anniversary: The same month and day as the Effective Date in each subsequent year of the Contract.

Contract Value: Prior to the Annuity Commencement Date, the sum of the Variable Account value and the DCA Fixed Account(s) value.

Contract Year: Any period of 12 months commencing with the Effective Date or any Contract Anniversary.

DCA: Dollar cost averaging.

Effective Date: The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.

Fund: Any investment portfolio in which a corresponding Sub-Account invests.

Monthly Anniversary Day: The same day each month as the Effective Date, or the last day of any month that does not have the same day as the Effective Date.

Net Amount at Risk: The value of adjusted aggregate Purchase Payments minus the Contract Value.

Purchase Payment: The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

Qualified Contracts: Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Qualified Plans: Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Sub-Account: A separate division of the Variable Account.

Valuation Day: Each day on which the New York Stock Exchange is open for business.

Valuation Period: The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

Variable Account: The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

Written Notice: A notice or request submitted in writing in a form satisfactory to the Company that we receive at the administrative office via U.S. postal service or nationally recognized overnight delivery service.

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time you buy the Contract, partially or fully surrender the Contract, or transfer amounts among the Sub-Accounts and/or the Guaranteed Account. The tables do not include premium taxes, which may range up to 3.5% depending on the jurisdiction. Contracts purchased before July 1, 2005 had different death benefit fee options and did not offer the Maximum Anniversary Value Death Benefit. For information about the fees and expenses in that class of Contracts, please see Appendix D.

OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchase Payments	None
Maximum Surrender Charge	None
Transfer Fee	$25	*
* Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future. (See “Charges and Deductions.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES
(other than Fund expenses)
Annual Contract Maintenance Fee	$35(1)
Variable Account Annual Expenses
(as a percentage of average Variable Account value)
Mortality and Expense Risk Charge	1.15%
Administration Charge	0.10%
Total Variable Account Annual Expenses	1.25%
Monthly Death Benefit Fee(2)
CoverPay Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Day, beginning on the 1st Monthly Anniversary Day)
Return of Purchase Payments Death Benefit	0.10%
Maximum Anniversary Value Death Benefit	0.30%
—or—
ValuPay Fee (dollar amount per $1,000 of Net Amount at Risk on each Monthly Anniversary Day, beginning on the 13th Monthly Anniversary Day)
Return of Purchase Payments Death Benefit	Minimum: (age 50 or less)	$0.25 per $1000 of Net Amount at Risk
	Maximum: (age 95 or more)	$18.94 per $1,000 of Net Amount at Risk
	Fee at age 60	$0.50 per $1,000 of Net Amount at Risk
Maximum Anniversary Value Death Benefit	The ValuPay Fee is not available for this death benefit.
(1) We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders, is $50,000 or more. (See “Charges and Deductions.”)

(2)       We assess a fee for the death benefit in your Contract. When you purchase your Contract, you elect either the CoverPay Fee or, for the Return of Purchase Payments Death Benefit only, the ValuPay Fee.  (See “Charges and Deductions, Death Benefit Fee.”)

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2004. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS
	Minimum		Maximum
Total Annual Fund Operating Expenses	0.48%	-	1.86	%*
(total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)

*    The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Example of Charges

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, the death benefit fee (assuming you elected the Maximum Anniversary Value Death Benefit and the CoverPay Fee), Variable Account charges, and both maximum and minimum total annual Fund operating expenses. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction. Contracts purchased before July 1, 2005 had different death benefit fee options and did not offer the Maximum Anniversary Value Death Benefit. For an example of the charges applicable to that class of Contracts, please see Appendix D.

The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

If you surrender, annuitize* or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	342	1,043	1,764	3,664
Minimum Fund Expenses	210	647	1,110	2,387

*            You cannot annuitize your Contract within 3 years after we accept a Purchase Payment. The death benefit fee does not apply after the Annuity Commencement Date. (See “Charges and Deductions, Death Benefit Fee.”)

Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

SUMMARY

The Contract

What is the ProtectiveValues Access Variable Annuity Contract?

The ProtectiveValues Access Variable Annuity Contract is a flexible premium deferred variable annuity contract issued by Protective Life. (See “The Contract.”) In certain states the Contract is offered as a group contract to eligible persons.

How may I purchase a Contract?

Protective Life sells the Contracts through registered representatives of broker-dealers. We pay commissions and other compensation to the broker-dealers for selling the Contracts. (See “Distribution of the Contracts.”)

Protective Life will issue your Contract when it receives and accepts your complete application information and an initial Purchase Payment through the broker-dealer you have selected. (See “Issuance of a Contract.”)

What are the Purchase Payments?

The minimum amount that Protective Life will accept as an initial Purchase Payment is $5,000 for a Non-Qualified Contract ($2,000 for a Qualified Contract). Purchase Payments may be made at any time prior to the oldest Owner’s or Annuitant’s 76th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Commencement Date then in effect. The minimum subsequent Purchase Payment we will accept is $100, or $50 if the payment is made under our current automatic purchase payment plan. The maximum aggregate Purchase Payment(s) we will accept without prior administrative office approval is $1,000,000. We reserve the right not to accept any Purchase Payment. (See “Purchase Payments.”)

Can I cancel the Contract?

You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. Where required, we will refund Purchase Payments. (See “Right to Cancel.”)

Can I transfer amounts in the Contract?

Before the Annuity Commencement Date, you may transfer amounts among the Allocation Options. There are, however, limitations on transfers: any transfer must be at least $100; no amounts may be transferred into a DCA Fixed Account. We reserve the right to charge a transfer fee of $25 for each transfer after the 12th transfer in any Contract Year; we may restrict or refuse to honor transfers when we determine that they may be detrimental to the Funds or Contract Owners, such as frequent transfers and market timing transfers by or on behalf of an Owner or group of Owners. (See “Transfers.”)

Can I surrender the Contract?

Upon Written Notice before the Annuity Commencement Date, you may surrender the Contract and receive its surrender value. (See “Surrenders and Partial Surrenders.”) Surrenders may have federal and state income tax consequences. In addition, surrenders from Contracts issued pursuant to Section 403(b) of the Internal Revenue Code may not be allowed in certain circumstances. (See “Federal Tax Matters.”)

Is there a death benefit?

If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive due proof of the Owner’s death. (See “Death Benefit.”)  You must select either the Return of Purchase Payments Death Benefit or the Maximum Anniversary Value Death Benefit. We assess a fee for the death benefit. For the Return of Purchase Payments Death Benefit, you may select either the CoverPay Fee or the ValuPay Fee. For the Maximum Anniversary Value Death Benefit, the CoverPay Fee will apply. You must select your death benefit and death benefit fee option at the time you apply for your Contract, and your selection may not be changed after the Contract is issued. (See “Charges and Deductions, Death Benefit Fee.”)

What Annuity Options are available?

Currently, we apply the Annuity Value to an Annuity Option on the Annuity Commencement Date, unless you choose to receive the surrender value in a lump sum. Annuity Options include: payments for a certain period and life income with or without payments for a certain period. Annuity Options are available on either a fixed or variable payment basis. (See “Annuity Payments”.)

Is the Contract available for qualified retirement plans?

You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), pension and profit sharing plans (including H.R. 10 Plans), and tax sheltered annuity plans. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax or financial adviser for information specific to your circumstances to determine whether the use of the Contract within a qualified retirement plan is an appropriate investment for you. (See “Description of the Contract, The Contract,” and “Federal Tax Matters, Qualified Retirement Plans.”)

Where may I find financial information about the Sub-Accounts?	You may find financial information about the Sub-Accounts in Appendix C to this prospectus and in the Statement of Additional Information.
Other contracts

We offer other types of annuity contracts and insurance policies that also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of their Sub-Accounts and may offer different benefits than the Contract. To obtain more information about these other contracts and policies, you may contact our administrative office in writing or by telephone.

Federal Tax Status

Generally all earnings on the investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from the Contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. (See “Federal Tax Matters”).

THE COMPANY, VARIABLE ACCOUNT AND FUNDS

Protective Life Insurance Company

The Contracts are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life provides life insurance, annuities, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2004, Protective Life had total assets of approximately $26.6 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation (“PLC”), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had total assets of approximately $27.2 billion at December 31, 2004.

Protective Variable Annuity Separate Account

The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and meets the definition of a separate account under federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life’s general account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

The following 32 Sub-Accounts of the Variable Account are available in the Contracts:

Goldman Sachs International Equity
Goldman Sachs CORESM Small Cap Equity
Goldman Sachs Capital Growth
Goldman Sachs Mid Cap Value
Goldman Sachs CORESM U.S. Equity
Goldman Sachs Growth and Income

Van Kampen LIT Aggressive Growth II*
Van Kampen LIT Emerging Growth II*
Van Kampen LIT Enterprise II*
Van Kampen LIT Comstock II*
Van Kampen LIT Growth and Income II*
Van Kampen LIT Government II*
Van Kampen UIF Equity and Income II*

MFS New Discovery SS*
MFS Emerging Growth SS*
MFS Research SS*

MFS Investors Growth Stock SS*
MFS Investors Trust SS*
MFS Utilities SS*
MFS Total Return SS*

Oppenheimer Aggressive Growth SS*
Oppenheimer Global Securities SS*
Oppenheimer Capital Appreciation SS*
Oppenheimer Main Street SS*
Oppenheimer High Income SS*
Oppenheimer Strategic Bond SS*
Oppenheimer Money Fund

Lord Abbett Growth and Income
Lord Abbett Mid-Cap Value
Lord Abbett Bond-Debenture
Lord Abbett Growth Opportunities
Lord Abbett America’s Value

*      This Sub-Account invests in a class of Fund shares that pays distribution or service fees under Rule 12b-1 of the Investment Company Act of 1940. For more information, please see “Other Information about the Funds” and “Distribution of the Contracts” in this prospectus, and the prospectus for the Fund.

This Contract may not offer all the Sub-Accounts of the Variable Account, and other contracts Protective Life issues may offer some or all of the Sub-Accounts of the Variable Account.

Administration

Protective Life Insurance Company performs the Contract administration at its administrative office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

The Funds

The assets of each Sub-Account are invested solely in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Goldman Sachs Variable Insurance Trust managed by Goldman Sachs Asset Management L.P. or Goldman Sachs Asset Management International; Van Kampen Life Investment Trust managed by Van Kampen Asset Management; Universal Institutional Funds, Inc., managed by Morgan Stanley Investment Management Inc., doing business as Van Kampen; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; MFS® Variable Insurance TrustSM managed by MFS Investment Management; Lord Abbett Series Trust, managed by Lord, Abbett & Co. Shares of these funds are offered only to:

(1)         the Variable Account;

(2)         other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;

(3)         separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and

(4)         certain qualified retirement plans.

Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information. You may obtain a prospectus for any of the Funds by contacting Protective Life or by asking your investment adviser. You should read the Funds’ prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

Goldman Sachs Variable Insurance Trust

International Equity Fund.

Long-term capital appreciation.

CORE Small Cap Equity Fund.

Long-term growth of capital.

Capital Growth Fund.

Long-term growth of capital.

Mid Cap Value Fund.

Long-term capital appreciation.

CORESM U.S. Equity Fund.

Long-term growth of capital and dividend income.

Growth and Income Fund.

Long-term growth of capital and growth of income.

Van Kampen Life Investment Trust

Aggressive Growth Portfolio Class II.

Seeks capital growth.

Emerging Growth Portfolio Class II.

Seeks capital appreciation.

Enterprise Portfolio Class II.

Seeks capital appreciation through investments in securities believed by the investment adviser to have above average potential for capital appreciation.

Comstock Portfolio Class II.

Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Growth and Income Portfolio Class II.

Seeks long-term growth of capital and income.

Government Portfolio Class II.

Seeks high current return consistent with preservation of capital.

The Universal Institutional Funds, Inc.

Equity and Income Portfolio Class II.

Seeks both capital appreciation and current income.

MFS® Variable Insurance TrustSM

New Discovery Series Service Class Shares.

This Fund seeks capital appreciation.

Emerging Growth Series Service Class Shares.

This Fund seeks to provide long-term growth of capital.

Research Series Service Class Shares.

This Fund seeks to provide long-term growth of capital and future income.

Investors Growth Stock Series Service Class Shares.

This Fund seeks to provide long-term growth of capital and future income rather than current income.

Investors Trust Series Service Class Shares.

This Fund seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

Utilities Series Service Class Shares.

This Fund seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

Total Return Series Service Class Shares.

This Fund seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

Oppenheimer Variable Account Funds

Aggressive Growth Fund/VA Service Shares.

This Fund seeks capital appreciation by investing in “growth type” companies.

Global Securities Fund/VA Service Shares.

This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, “growth-type” companies and cyclical industries.

Capital Appreciation Fund/VA Service Shares.

This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.

Main Street Fund/VA Service Shares.

This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies.

High Income Fund/VA Service Shares.

This Fund seeks a high level of current income from investment in high yield fixed-income securities.

Money Fund/VA.

This Fund seeks maximum current income from investments in “money market” securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Strategic Bond Fund/VA Service Shares.

This Fund seeks a high level of current income by investing mainly in three market sectors: debt securities of foreign governments and companies, U.S. government securities and high yield securities of U.S. and foreign companies.

Lord Abbett Series Fund, Inc.

Growth and Income Portfolio.

This Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Mid-Cap Value Portfolio.

The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Bond-Debenture Portfolio.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Growth Opportunties Portfolio.

The Fund’s investment objective is capital appreciation.

America’s Value Portfolio.

The Fund’s investment objective is to seek current income and capital appreciation.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your investment adviser. You should read the Funds’ prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Protective Life may from time to time publish certain “model portfolios” designed to effect certain investment strategies. In selecting a model portfolio as a Purchase Payment allocation, an Owner is allocating prescribed percentages of Purchase Payments to each of the Sub-Accounts comprising the model. Protective Life does not warrant that the underlying Funds in the model will achieve their investment objective(s) or that the model will achieve its investment strategy. Likewise, Protective Life does not represent or imply that a model selected by an Owner is suitable for that Owner. From time to time, Protective Life may revise the composition of a model portfolio. In this event, Protective Life will not change an Owner’s existing Purchase Payment allocation or percentages to reflect changes in a model selected by the Owner. If an Owner desires to change his or her Purchase Payment allocation or percentages to reflect a revised or different model, he or she must submit new allocation instructions. You should carefully consider your own investment objectives and risk tolerance before selecting any Sub-Accounts or model portfolios.

Selection of Funds

We select the Funds offered through the Contracts based on several criteria, including the following:

•  asset class coverage,

•  the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

•  brand recognition,

•  performance,

•  the capability and qualification of each investment firm, and

•  whether our distributors are likely to recommend the Funds to Contract Owners.

Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will compensate us for providing administrative, marketing, and support services. For a discussion of the administrative, marketing and support fees we receive from the Funds, see “Administrative, Marketing, and Support Service Payments.”  We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant contract owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Other Information about the Funds

Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Account Value to the Sub-Account investing in shares of that Fund.

Administrative, Marketing, and Support Service Payments

We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof, in consideration for distribution, administrative, marketing, and other services we (or our affiliates) provide. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing, and administering the Contracts.

12b-1 Fees.   We and our affiliate, Investment Distributors, Inc. (“IDI”), the principal underwriter for the Contracts, receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). IDI may pay some or all of the 12b-1 fees it receives to us as compensation for our provision of administrative and marketing services relating to the Contracts on IDI’s behalf. Rule 12b-1 fees are paid out of Fund assets as part of the Fund’s total annual fund operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we and IDI anticipate we will receive from the Funds on an annual basis:

Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to IDI:
Van Kampen Life Investment Trust	0.25%
MFS Variable Insurance Trust	0.25%
Oppenheimer Variable Account Funds	0.25%
Fidelity Variable Insurance Products	0.25%
Paid to us:
Universal Institutional Funds, Inc.	0.05%

Administrative Payments.   As of the date of this prospectus, we (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of all of the Funds for administrative and other services we provide relating to Variable Account operations. These payments are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds range from 0.10% to 0.35% of Fund assets attributable to our variable insurance contracts.

Other Payments.   A Fund’s adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Contracts (“selling firms”) with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

For details about the compensation payments we make in connection with the sale of the Contracts, see “Distribution of the Contracts.”

Other Investors in the Funds

Shares of the Goldman Sachs Variable Insurance Trust, Van Kampen Life Investment Trust, the MFS® Variable Insurance TrustSM Oppenheimer Variable Account Funds, Lord Abbett Series Fund, and Universal Institutional Funds, Inc., are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as “shared funding.” They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as “mixed funding.” As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life’s Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. The boards of directors (or trustees) of the Goldman Sachs Variable Insurance Trust, Van Kampen Life Investment Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, and Universal Institutional Funds, Inc., monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund’s various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund’s prospectus.

Addition, Deletion or Substitution of Investments

Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life’s judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. The new funds may have higher fees and charges than the ones they replaced. Protective Life will not substitute any shares attributable to a Contract’s interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities.

Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares of a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine. All Sub-Accounts and Funds may not be available to all classes of contracts.

If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owners and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires.

DESCRIPTION OF THE CONTRACT

The following sections describe the Contracts currently being offered.

The Contract

The ProtectiveValues Access Variable Annuity Contract is a flexible premium deferred variable annuity contract issued by Protective Life. In certain states we offer the Contract as a group contract to eligible persons who have established accounts with certain broker-dealers that have entered into a distribution agreement with Protective Life to offer the Contract. In those states we may also offer the Contract to members of other eligible groups. In all other states, we offer the Contract as an individual contract. If you purchase an interest in a group Contract, you will receive a certificate evidencing your ownership interest in the group Contract. Otherwise, you will receive an individual Contract.

Use of the Contract in Qualified Plans.

You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), pension and profit sharing plans (including H.R. 10 Plans), and tax sheltered annuity plans. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a qualified plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs as they apply to your particular situation.

Parties to the Contract

Owner.

The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. In those states where the Contract is issued as a group contract, the term “Owner” refers to the holder of the certificate evidencing an interest in the group contract. Two persons may own the Contract together. In the case of two Owners, provisions relating to action by the Owner means both Owners acting together. Protective Life may accept instructions from one Owner on behalf of both Owners. Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. Protective Life will only issue a Contract prior to each Owner’s 76th birthday.

The Owner of this Contract may be changed by Written Notice provided:

(1)   each new Owner’s 76th birthday is after the Effective Date; and

(2)   each new Owner’s 95th birthday is on or after the Annuity Commencement Date.

For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See “Taxation of Annuities in General.”)

Beneficiary.

The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

Primary — The Primary Beneficiary is the surviving Owner, if any. If there is no surviving Owner,  the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner’s death.

If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner’s death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

Annuitant.

The Annuitant is the person or persons on whose life annuity income payments may be based. The first Owner shown on the application for the Contract is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant’s 76th birthday. If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise. However, if the Owner is a nonnatural person, the death of the Annuitant will be treated as the death of the Owner.

The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not an individual the Annuitant may not be changed. The new Annuitant’s 95th birthday must be on or after the Annuity Commencement Date in effect when the change of Annuitant is requested.

Payee.

The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

Issuance of a Contract

To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life. Any such licensed representative must also be a registered representative of a broker/dealer having a distribution agreement with Investment Distributors, Inc. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Internal Revenue Code.

If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the initial Purchase Payment (less any applicable premium tax) to the Allocation Options as you direct on the appropriate form within two business days of receiving such Purchase Payment at the administrative office. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five business days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the initial Purchase Payment to the appropriate Allocation Options within two business days. You may transmit information necessary to complete an application to Protective Life by telephone, facsimile, or electronic media.

Purchase Payments

We will only accept Purchase Payments before the earlier of the oldest Owner’s and Annuitant’s 76th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Commencement Date then in effect. The minimum initial Purchase Payment is $5,000 ($2,000 for Qualified Contracts). The minimum subsequent Purchase Payment is $100 or $50 if made by electronic funds transfer. We reserve the right not to accept any Purchase Payment. Under certain circumstances, we may be required by law to reject a Purchase Payment.

Purchase Payments are payable at our administrative office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. We will process Purchase Payments as of the end of the Valuation Period during which we receive them at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any Purchase Payment received at our administrative office after the end of the Valuation Period on the next Valuation Day. Protective Life retains the right to limit the maximum aggregate Purchase Payment that can be made without prior administrative office approval. This amount is currently $1,000,000.

Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the automatic purchase payment plan to any DCA Fixed Account. You may not elect the automatic purchase payment plan and the partial automatic withdrawal plan simultaneously. (See “Surrenders and Partial Surrenders”.) Upon notification of the death of any Owner the Company will terminate deductions under the automatic purchase payment plan.

We do not always receive your Purchase Payment or your application on the day you send them or give them to your sales representative. In some circumstances, such as when you purchase a Contract in exchange for an existing annuity contract from another company, we may not receive your Purchase Payment from the other company for a substantial period of time after you sign the application and send it to us.

Right to Cancel

You have the right to return the Contract within a certain number of days after you receive it by returning it, along with a written cancellation request, to our administrative office or the sales representative who sold it. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage pre-paid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. Where required, we will refund the Purchase Payment.

For Individual Retirement Annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the right-to-cancel period) that you allocated to the Sub-Accounts to the Oppenheimer Money Fund Sub-Account until the expiration of the right-to-cancel period. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

Allocation of Purchase Payments

Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Allocation Options. If your allocation instructions are indicated by percentages, whole percentages must be used.

Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile, automated telephone system or via the Internet at www.protective.com (“non-written requests”). For non-written instructions regarding allocations, we may require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

Variable Account Value

Sub-Account Value.

A Contract’s Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the Accumulation Units in that Sub-Account on that day.

Determination of Accumulation Units.

Purchase Payments allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

•       surrenders;

•       partial surrenders;

•       partial automatic withdrawals;

•       transfer from a Sub-Account and any applicable transfer fee;

•       payment of a death benefit claim;

•       application of the Contract Value to an Annuity Option; and

•       deduction of the monthly death benefit fee and the annual contract maintenance fee.

Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event. Accumulation Units associated with the monthly death benefit fee and the annual contract maintenance fee are canceled without notice or instruction.

Determination of Accumulation Unit Value.

The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Day is the Accumulation Unit value for that class at the end of the previous Valuation Day times the net investment factor.

Net Investment Factor.

The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1)         is the result of:

a.                  the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

b.                 the per share amount of any dividend or capital gain distributions made by the Funds held in the Sub-Account, if the “ex-dividend” date occurs during the current Valuation Period.

(2)         is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the most recent prior Valuation Period.

(3)         is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period and a charge or credit for any taxes attributed to the investment operations of the Sub-Account, as determined by the Company.

Transfers

Before the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions at our administrative office, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate. Prices for the Allocation Options are determined as of the end of each Valuation Period, which is the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Accordingly, transfer requests received at our administrative office before the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the day the requests are received; transfer requests received at our administrative office after the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the next day on which the New York Stock Exchange is open for regular trading. We may defer transfer requests under the same conditions that payment of withdrawals and surrenders may be delayed. (See “Suspension or Delay in Payments.”) There are limitations on transfers, which are described below.

After the Annuity Commencement Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed.

How to Request Transfers.

Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile, automated telephone system or via the Internet at www.protective.com (“non-written requests”). From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written requests for such transfers. We will require a form of personal identification prior to acting on non-written requests and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

Reliability of Communications Systems.

The Internet and telephone systems may not always be available. Any computer or telephone system, whether it is yours, your service providers’, your registered representative’s, or ours, can experience unscheduled outages or slowdowns for a variety of reasons. Such outages or delays may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you can make your transaction by writing to us.

Limitations on Transfers.

We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions submitted by telephone, automated telephone system, the Internet or facsimile) without prior notice for any Contract or class of Contracts at any time for any reason.

Minimum amounts.   You must transfer at least $100 each time you make a transfer. If the entire amount in the Allocation Option is less than $100, you must transfer the entire amount. If less than $100 would be left in an Allocation Option after a transfer, then we may transfer the entire amount out of that Allocation Option instead of the requested amount.

Number of transfers.   Currently we do not generally limit the number of transfers that may be made. We reserve the right, however, to limit the number of transfers to no more than 12 per Contract Year. We also reserve the right to charge a transfer fee for each additional transfer over 12 during any Contract Year. The transfer fee will not exceed $25 per transfer. We will deduct any transfer fee from the amount being transferred. (See “Charges and Deductions, Transfer Fee.”)

Limitations on transfers involving the DCA Fixed Account(s).   No amounts may be transferred into a DCA Fixed Account.

Limitations on frequent transfers, including “market timing” transfers.   Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund’s portfolio securities and the reflection of that change in the Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.

When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants, or owners of other variable annuity contracts we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

•       Increased brokerage, trading and transaction costs;

•       Disruption of planned investment strategies;

•       Forced and unplanned liquidation and portfolio turnover;

•       Lost opportunity costs; and

•       Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners.

In order to try to protect our Owners and the Funds from the potential adverse effects of frequent transfer activity, we have implemented certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants and owners of other variable annuity contracts we issue that invest in the Variable Account.

We monitor transfer activity in the Contracts to identify frequent transfer activity in any Contract. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and portfolio rebalancing programs when monitoring for frequent transfer activity.

When we identify transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting transfers for that Contract or group of Contracts. All transfer requests for the affected Contract or group of Contracts must be made by Written Notice. We notify the affected Owner(s) in writing of these restrictions.

In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund’s refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner’s transfer request. We also reserve the right to implement and administer any redemption fees imposed by any of the Funds. You should read the prospectuses of the Funds for more information about their ability to refuse or restrict purchases or redemptions of their shares and to impose redemption fees.

We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

Dollar Cost Averaging.

Prior to the Annuity Commencement Date, you may instruct us by Written Notice to systematically and automatically transfer, on a monthly or quarterly basis, amounts from a DCA Fixed Account (or any other Allocation Option) to any Sub-Account of the Variable Account other than the Oppenheimer Money Fund Sub-Account. This is known as the “dollar-cost averaging” method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

You may make dollar cost averaging transfers on the 1st through the 28th day of each month. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue dollar cost averaging upon written notice to the Owner.

Any Purchase Payment allocated to a DCA Fixed Account must include instructions regarding the period and frequency of the dollar cost averaging transfers, and the Sub-Accounts into which the transfers are to be made. Dollar cost averaging transfers may be made monthly or quarterly. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Fixed Account.

The periodic amount transferred from a DCA Fixed Account will be equal to the Purchase Payment allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made. Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Fixed Account Value equals $0, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Fixed Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Fixed Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Sub-Accounts according to your dollar cost averaging allocation instruction in effect at that time. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).

The interest rates on the DCA Fixed Accounts apply to the declining balance in the account. Therefore the amount of interest actually paid with respect to a Purchase Payment allocated to the DCA Fixed Account will be substantially less than the amount that would have been paid if the full Purchase Payment remained in the DCA Fixed Account for the full period.

Portfolio Rebalancing.

Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts (“portfolio rebalancing”). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Accounts at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).

There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner.

Surrenders and Partial Surrenders

At any time before the Annuity Commencement Date, you may request a full or partial surrender from your Contract. Full and partial surrenders from Contracts issued as tax sheltered annuities are prohibited in certain circumstances. (See “Federal Tax Matters.”) Federal and state income taxes may apply to a full or partial surrender, and a 10% federal penalty tax may apply if the surrender occurs before the Owner reaches age 59 1/2. (See “Taxation of Partial and Full Surrenders.”) A surrender value may be available under certain Annuity Options. (See “Annuitization.”) In accordance with SEC regulations, full and partial surrenders are payable within 7 calendar days of our receiving your request. (See “Suspension or Delay in Payments.”)

Full Surrender.

At any time before the Annuity Commencement Date, you may request a full surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request either by Written Notice or by facsimile. Surrenders requested by facsimile are subject to limitations. Currently, we accept requests by facsimile for full surrenders of Contracts that have a Contract Value of $50,000 or less. For Contracts that have a Contract Value greater than $50,000, we will only accept surrender requests by Written Notice. We may eliminate your ability to request a full surrender by facsimile or change the requirements for your ability to request a full surrender by facsimile for any Contract or class of Contracts at any time without prior notice. We will pay you the surrender value in a lump sum unless you request payment under another payment option that we are making available at the time.

Surrender Value.

The surrender value of your Contract is equal to the Contract Value minus any applicable contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive your Written Notice or facsimile requesting surrender and your Contract at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any surrender request received at our administrative office after the end of the Valuation Period on the next Valuation Day.

Partial Surrender.

At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value provided the Contract Value remaining after the partial surrender is at least $5,000 (or $2,000 for Qualified Contracts). Throughout this prospectus we may refer to a partial surrender of your Contract Value as a “withdrawal” from your Contract.

You may request a partial surrender by Written Notice or by facsimile. If we have received your completed telephone withdrawal authorization form, you also may request a partial surrender by telephone. Partial surrenders requested by telephone or facsimile are subject to limitations. Currently we accept requests for partial surrenders by telephone or by facsimile for amounts not exceeding 25% of Contract Value, up to a maximum of $50,000. For partial surrenders of Contract Value exceeding 25% of Contract Value and/or $50,000 we will only accept partial surrender requests by Written Notice. We may eliminate your ability to make partial surrenders by telephone or facsimile or change the requirements for your ability to make partial surrenders by telephone or facsimile for any Contract or class of Contracts at any time without prior notice.

We will withdraw the amount of your partial surrender from the Contract Value as of the end of the Valuation Period during which we receive your request for the partial surrender at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any partial surrender request received at our administrative office after the end of the Valuation Period on the next Valuation Day. The amount we will pay you upon a partial surrender is equal to the Contract Value surrendered minus any applicable premium tax.

You may specify the amount of the partial surrender to be made from any Allocation Option. If you do not so specify, or if the amount in the designated Allocation Option(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.

Cancellation of Accumulation Units.

Surrenders and partial surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the DCA Fixed Account value.

Surrender and Partial Surrender Restrictions.

The Owner’s right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

Restrictions on Distributions from Certain Types of Contracts.

There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:

           (i)      contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

          (ii)      earnings on those contributions; and

        (iii)      earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

Partial Automatic Withdrawals.

Currently, we offer a partial automatic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. Payments to you under this plan will only be made by electronic fund transfer. In order to participate in the plan you must have:

(1)         made an initial Purchase Payment of at least $5,000; or

(2)         a Contract Value as of the previous Contract Anniversary of at least $5,000.

The partial automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See “Purchase Payments”.) There may be federal and state income tax consequences to partial automatic withdrawals from the Contract; including the possible imposition of a 10% federal penalty tax if the surrender occurs before the Owner reaches age 59 1/2. You should consult your tax adviser before participating in any withdrawal program. (See “Taxation of Partial and Full Surrenders”.)

When you elect the partial automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Partial automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. Partial automatic withdrawals will be taken pro-rata from the Allocation Options in proportion to the value each Allocation Option bears to the total Contract Value. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

If any partial automatic withdrawal transaction would result in a Contract Value of less than $5,000 after the withdrawal, the transaction will not be completed and the partial automatic withdrawal plan will terminate. Once partial automatic withdrawals have terminated due to insufficient Contract Value, they will not be automatically reinstated in the event that your Contract Value should reach $5,000 again. Upon notification of the death of any Owner, we will terminate the partial automatic withdrawal plan. The partial automatic withdrawal plan may be discontinued by the Owner at any time by Written Notice.

There is no charge for the partial automatic withdrawal plan. We reserve the right to discontinue the partial automatic withdrawal plan upon written notice to you.

THE DCA FIXED ACCOUNT(S)

The DCA Fixed Accounts have not been, and are not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company’s general account have been registered as an investment company under the 1940 Act. Therefore, neither the DCA Fixed Accounts, the Company’s general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the DCA Fixed Accounts included in this prospectus are for the Owner’s information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

Certain DCA Fixed Accounts may not be available in all states. Further, we may not always offer the DCA Fixed Accounts in new Contracts. If we are offering any of the DCA Fixed Accounts in your state at the time you purchase your Contract, however, those accounts will always be available in your Contract. Please ask your sales representative whether any DCA Fixed Accounts are available in your Contract.

The DCA Fixed Accounts are part of Protective Life’s general account. The assets of Protective Life’s general account support its insurance and annuity obligations and are subject to Protective Life’s general liabilities from business operations. Since the DCA Fixed Accounts are part of the general account, Protective Life assumes the risk of investment gain or loss on this amount.

DCA Fixed Accounts are designed to systematically transfer amounts to the Sub-Accounts of the Variable Account over a designated period. (See “Transfers, Dollar Cost Averaging.”) For each DCA Fixed Account, we will establish the maximum period over which dollar cost averaging transfers are allowed from that DCA Fixed Account. The interest rate we apply to Purchase Payments allocated to a DCA Fixed Account is guaranteed for the period over which transfers are allowed from that DCA Fixed Account.

We, in our sole discretion, establish the interest rates for each DCA Fixed Account. We will not declare a rate that yields values less than those required by the state in which the Contract is delivered. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the same DCA Fixed Account at different times may earn interest at different rates.

The DCA Fixed Accounts are available only for Purchase Payments designated for dollar cost averaging. Purchase Payments may not be allocated into any DCA Fixed Account when that DCA Fixed Account value is greater than $0, and all funds must be transferred from a DCA Fixed Account before allocating a Purchase Payment to that DCA Fixed Account. In Oregon, only your initial Purchase Payment may be allocated to a DCA Fixed Account. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Fixed Account in installments from more than one source, we will credit each installment with the interest rate applied to the first installment we receive.

DCA Fixed Account Value.

Any time prior to the Annuity Commencement Date, the DCA Fixed Account value is equal to the sum of:

(1)         Purchase Payments allocated to the DCA Fixed Account; plus

(2)         interest credited to the DCA Fixed Account; minus

(3)         amounts transferred out of the DCA Fixed Account; minus

(4)         the amount of any surrenders removed from the DCA Fixed Account, including any applicable premium tax; minus

(5)         fees deducted from the DCA Fixed Account, including the monthly death benefit fee and the annual contract maintenance fee.

DEATH BENEFIT

If any Owner dies before the Annuity Commencement Date and while this Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Commencement Date.

We will determine the death benefit as of the end of the Valuation Period during which we receive due proof of death at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. If we receive due proof of death after the end of the Valuation Period, we will determine the death benefit on the next Valuation Day. Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner’s death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

The death benefit provisions of this Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.

Payment of the Death Benefit.

The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death, and the entire interest in the Contract must be distributed under one of the following options:

(1)         the entire interest must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner’s death; or,

(2)         the entire interest must be distributed within 5 years of the Owner’s death.

If no option is elected, we will distribute the entire interest within 5 years of the Owner’s death.

If there is more than one Beneficiary, the foregoing provisions apply to each Beneficiary individually.

Continuation of the Contract by a Surviving Spouse.

If the Beneficiary is the deceased Owner’s spouse, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner, provided the deceased Owner’s spouse’s 76th birthday is after the Effective Date and 95th birthday is on or after the Annuity Commencement Date then in effect. The Contract will continue with the value of the death benefit having become the new Contract Value as of the end of the Valuation Period during which we received due proof of death. The death benefit is not terminated by a surviving spouse’s continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse’s death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to option (1) or (2), above.

A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

Selecting a death benefit.

At the time you apply for your Contract, you must select the type of death benefit you want. You may not change your selection after your Contract is issued. We offer two different death benefits: (1) the Return of Purchase Payments Death Benefit; and (2) the Maximum Anniversary Value Death Benefit. There is a monthly fee for the Return of Purchase Payment Death Benefit and the Maximum Anniversary Value Death Benefit. (See “Charges and Deductions, Death Benefit Fee.”) Before selecting a death benefit, you should carefully consider the fee options available for each death benefit and consult a qualified financial adviser to help you carefully consider the relative costs, benefits and risks of the fee options in your particular situation.

Return of Purchase Payments Death Benefit.

The Return of Purchase Payments Death Benefit will equal the greater of (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each partial surrender; provided however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each partial surrender in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of surrender in the same proportion that the amount surrendered reduces the Contract Value. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the partial surrender, the downward adjustment to the death benefit will be larger than the amount surrendered. See Appendix A for an example of the calculation of the Return of Purchase Payments Death Benefit.

Suspension of Return of Purchase Payments Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the type of death benefit that was selected. We will, however, continue to assess the death benefit fee during this period.

Maximum Anniversary Value Death Benefit (not available in contracts purchased before July 1, 2005).

We will determine an anniversary value for each Contract Anniversary occurring before the earlier of the deceased Owner’s 80th birthday or the deceased Owner’s date of death. Each anniversary value is equal to the sum of:

•  the Contract Value on that Contract Anniversary; plus

•  all Purchase Payments since that Contract Anniversary; minus

•  an adjustment for each partial surrender since that Contract Anniversary.

The adjustment for each partial surrender since the relevant Contract Anniversary is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the value of the Maximum Anniversary Value Death Benefit is greater than the Contract Value at the time of the partial surrender, the downward adjustment to the death benefit will be larger than the amount surrendered.

The Maximum Anniversary Value Death Benefit will equal the greatest of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each partial surrender; or (3) the greatest anniversary value attained; provided however, that the Maximum Anniversary Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each partial surrender in item (2) is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the partial surrender, the adjustment will be larger than the amount surrendered. See Appendix A for an example of the calculation of the Maximum Anniversary Value Death Benefit.

It is possible that, at the time of an Owner’s death, the Maximum Anniversary Value Death Benefit will be no greater than the Return of Purchase Payments Death Benefit. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Anniversary Value Death Benefit before you decide whether the Maximum Anniversary Value Death Benefit is right for you.

Suspension of Maximum Anniversary Value Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the type of death benefit that was selected. We will, however, continue to assess the death benefit fee during this period.

Death Benefit Fee.

We assess a fee for the Return of Purchase Payments Death Benefit and the Maximum Anniversary Value Death Benefit. If you select the Return of Purchase Payments Death Benefit, you must elect either the CoverPay Fee, which is based on the value of the death benefit on the day the fee is assessed, or the ValuPay Fee, which is based on the Net Amount at Risk on the day the fee is assessed. You must make this election at the time you apply for your Contract, and you cannot change your election after your Contract is issued. If you select the Maximum Anniversary Value Death Benefit, the CoverPay Fee will apply. The ValuPay Fee is not available with the Maximum Anniversary Value Death Benefit. Each type of fee is assessed on a monthly basis. (See “Charges and Deductions, Death Benefit Fee.”) Before electing the type of death benefit fee for your Contract, you should consult a qualified financial adviser to help you carefully consider the relative costs, benefits and risks of the fee options in your particular situation.

SUSPENSION OR DELAY IN PAYMENTS

Payments of a partial or full surrender of the Variable Account value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a partial or full surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

(1)         when the New York Stock Exchange is closed; or

(2)         when trading on the New York Stock Exchange is restricted; or

(3)         when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or

(4)         when the SEC, by order, so permits for the protection of security holders.

We may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.

SUSPENSION OF CONTRACTS

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about your account to government regulators or law enforcement authorities. In addition, we may be required to block an Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator or law enforcement authorities.

CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charge

To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. The charge is equal, on an annual basis, to 1.15% of the average daily net assets of the Variable Account attributable to your Contract.

The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. We expect to make a reasonable profit with respect to the Contracts. We may make a profit or incur a loss from the mortality and expense risk charge. Any profit, including profit from the mortality and expense risk charge, may be used to finance distribution and other expenses.

Administration Charge

We will deduct an administration charge equal, on an annual basis, to 0.10% of the daily net asset value of the Variable Account attributable to your Contract. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

Death Benefit Fee

We assess a death benefit fee to compensate us for the cost of providing the Return of Purchase Payments Death Benefit or the Maximum Anniversary Value Death Benefit. We calculate the death benefit fee as of each Monthly Anniversary Day on which the fee is assessed, and we deduct it from your Contract Value on the next Valuation Day. We will deduct the death benefit fee pro-rata from the Allocation Options (e.g., in the same proportion that each Allocation Option has to Contract Value). The deduction of the death benefit fee will reduce your Contract Value, but it will not otherwise reduce the value of your elected death benefit. We do not assess the death benefit fee after the Annuity Commencement Date.

If you select the Return of Purchase Payments Death Benefit, you must elect either the CoverPay Fee, which is based on the value of the death benefit on the day the fee is assessed, or the ValuPay Fee, which is based on the Net Amount at Risk on the day the fee is assessed. You must make this election at the time you apply for your Contract, and you cannot change your election after your Contract is issued. If you select the Maximum Anniversary Value Death Benefit, the CoverPay Fee will apply. The ValuPay Fee is not available with the Maximum Anniversary Value Death Benefit. Before electing the fee option for your Contract, you should consult a qualified financial adviser to help you carefully consider the relative costs, benefits and risks of the fee options in your particular situation.

Contracts purchased before July 1, 2005 had different death benefit fee options. For more information about the fee options in that class of Contracts, please see Appendix D.

CoverPay Fee

The CoverPay Fee is based on the value of the death benefit in your Contract on the day the fee is assessed. We begin assessing the CoverPay Fee on the first Monthly Anniversary Day, and we assess it monthly until the Annuity Commencement Date.

Return of Purchase Payments Death Benefit.    If you elected the Return of Purchase Payments Death Benefit, the CoverPay Fee is equal, on an annualized basis, to 0.10% of your death benefit value measured on each Monthly Anniversary Day. The value of your Return of Purchase Payments Death Benefit on any Monthly Anniversary Day is the greater of (1) your Contract Value or (2) your adjusted aggregate Purchase Payments on that day. (See DEATH BENEFIT, Return of Purchase Payments Death Benefit for a more complete description.) For example, if on a Monthly Anniversary Day your Contract Value equals $115,000, and your adjusted aggregate Purchase Payments equal only $100,000, the CoverPay Fee we deduct on that day will be based on the Contract Value of $115,000. Alternatively, if your Contract Value equals only $85,000, but your adjusted aggregate Purchase Payments equal $100,000, the CoverPay Fee we deduct on that day will be based on the adjusted aggregate Purchase Payments of $100,000. (See “Comparative Examples of Death Benefit Fees” for examples intended to help you compare the death benefit fee options that are available in the Contract.)

Maximum Anniversary Value Death Benefit.   If you elected the Maximum Anniversary Value Death Benefit, the CoverPay Fee is equal, on an annualized basis, to 0.30% of your annualized death benefit value measured on each Monthly Anniversary Day. The value of your Maximum Anniversary Value Death Benefit on any Monthly Anniversary Day is the greatest of (1) your Contract Value, (2) your total adjusted aggregate Purchase Payments, or (3) your greatest anniversary value attained as of that day. (See DEATH BENEFIT, Maximum Anniversary Value Death Benefit for a more complete description.) For example, if on a Monthly Anniversary Day your Contract Value equals $125,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the CoverPay Fee we deduct on that day will be based on your Contract Value of $125,000. Alternatively, if your Contract Value equals only $115,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the CoverPay Fee we deduct on that day will be based on your greatest anniversary value attained of $120,000. (See “Comparative Examples of Death Benefit Fees” for examples intended to help you compare the death benefit fee options that are available in the Contract.)

ValuPay Fee

The ValuPay Fee is only available if you elected the Return of Purchase Payments Death Benefit. (See DEATH BENEFIT, Return of Purchase Payments Death Benefit for a description of the Return of Purchase Payment Death Benefit.) The ValuPay Fee is based on the Net Amount at Risk and the oldest Owner’s age, each measured on the day the fee is assessed. The Net Amount at Risk is the amount by which your adjusted aggregate Purchase Payments exceed your Contract Value. There is no Net Amount at Risk when your Contract Value is equal to or greater than your adjusted aggregate Purchase Payments. Whenever your Contract Value is lower than your adjusted aggregate Purchase Payments, however, there is a Net Amount at Risk. The Net Amount at Risk will vary as your Contract Value fluctuates. Factors that affect your Contract Value include the investment performance of the Allocation Options you have chosen and the fees and charges, including the ValuPay Fee, that are deducted from your Contract Value or from the Variable Account.

We do not assess the ValuPay Fee during the first Contract Year. We begin assessing it on the 13th Monthly Anniversary Day, and we assess it monthly until the Annuity Commencement Date. There is no ValuPay Fee on any Monthly Anniversary Day on which your Contract Value is equal to or greater than your adjusted aggregate Purchase Payments.

The ValuPay fee is calculated by multiplying the Net Amount at Risk by the monthly cost factor. The monthly cost factor varies by the age of the oldest Owner. The following table shows the monthly cost factor per $1,000 of Net Amount at Risk by Owner’s age. It also shows the cost factor expressed as an annualized percentage of the Net Amount at Risk on each Monthly Anniversary Day.

Oldest Owner’s Age	Monthly Cost Factor Per $1,000 of Net Amount at Risk	Annualized Percentage of Monthly Net Amount at Risk
50 or less	$0.25034	0.30%
51-60	$0.50138	0.60%
61-65	$1.00554	1.20%
66-70	$1.47016	1.75%
71-75	$2.53505	3.00%
76-80	$3.82964	4.50%
81	$5.09893	5.95%
82	$5.71812	6.65%
83	$6.34158	7.35%
84	$6.96937	8.05%
85	$7.60156	8.75%
86	$8.37522	9.60%
87	$9.15558	10.45%
88	$9.94277	11.30%
89	$10.73689	12.15%
90	$11.53809	13.00%
91	$12.96964	14.50%
92	$14.42441	16.00%
93	$15.90318	17.50%
94	$17.40681	19.00%
95	$18.93618	20.50%

For example, if you are 78 years old on your 20th Monthly Anniversary Day, and on that day your Contract Value equals $115,000 while your adjusted aggregate Purchase Payments equal only $100,000, there is no Net Amount at Risk and we deduct no ValuPay Fee. Alternatively, if on that day your Contract Value equals only $85,000, and your adjusted aggregate Purchase Payments equal $100,000, the Net Amount at Risk is $15,000 and we would deduct a ValuPay Fee of $57.45 (monthly cost factor of $3.83 per $1,000 multiplied by 15). (See “Comparative Examples of Death Benefit Fees” for examples intended to help you compare the death benefit fee options that are available in the Contract.)

Comparative Examples Of Death Benefit Fees

The following examples are intended to help you compare the death benefit fee options that are available in the Contract. The examples show what each of the death benefit fees would be for one month based on the facts assumed in the example. Please remember that the examples are illustrations and do not predict or guarantee the amount of the death benefit fee that will apply to your Contract. Your actual fee may be higher or lower than those shown. Similarly, your investment results and death benefit may be higher or lower than those shown in the examples.

For all of the examples, assume the following facts:

The Initial Purchase Payment was $100,000;

No withdrawals or additional Purchase Payments were made;

The greatest anniversary value attained was $110,000;

The death benefit fee is being assessed on a Monthly Anniversary Day after the 1st Contract Year; and

The Contract Value, death benefit value, and Owner’s age are as shown in each example.

The examples show the amount of each of the death benefit fees that would apply on the Monthly Anniversary Day on which the fee is being assessed.

EXAMPLE 1

Contract Value:	$100,000
Return of Purchase Payments Death Benefit value:	$100,000
Net Amount at Risk:	$0
Maximum Anniversary Value Death Benefit value:	$110,000

	Return of Purchase Payments		Maximum Anniversary Value
	Death Benefit		Death Benefit
	CoverPay Fee	ValuPay Fee	CoverPay Fee
Owner’s age 60	$8.34	$0.00	$27.54
Owner’s age 76	$8.34	$0.00	$27.54

EXAMPLE 2

Contract Value:	$85,000
Return of Purchase Payments Death Benefit value:	$100,000
Net Amount at Risk:	$15,000
Maximum Anniversary Value Death Benefit value:	$110,000

	Return of Purchase Payments		Maximum Anniversary Value
	Death Benefit		Death Benefit
	CoverPay Fee	ValuPay Fee	CoverPay Fee
Owner’s age 60	$8.34	$7.52	$27.54
Owner’s age 76	$8.34	$57.45	$27.54

EXAMPLE 3

Contract Value:	$110,000
Return of Purchase Payments Death Benefit value:	$110,000
Net Amount at Risk:	$0
Maximum Anniversary Value Death Benefit value:	$110,000

	Return of Purchase Payments		Maximum Anniversary Value
	Death Benefit		Death Benefit
	CoverPay Fee	ValuPay Fee	CoverPay Fee
Owner’s age 60	$9.17	$0.00	$27.54
Owner’s age 76	$9.17	$0.00	$27.54

EXAMPLE 4

Contract Value:	$115,000
Return of Purchase Payments Death Benefit value:	$115,000
Net Amount at Risk:	$0
Maximum Anniversary Value Death Benefit value:	$115,000

	Return of Purchase Payments		Maximum Anniversary Value
	Death Benefit		Death Benefit
	CoverPay Fee	ValuPay Fee	CoverPay Fee
Owner’s age 60	$9.59	$0.00	$28.79
Owner’s age 76	$9.59	$0.00	$28.79

Transfer Fee

Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

Contract Maintenance Fee

Prior to the Annuity Commencement Date, we deduct a contract maintenance fee of $35 from the Contract Value on each Contract Anniversary, and on any day that you surrender the Contract other than the Contract Anniversary. We will deduct the contract maintenance fee from the Allocation Options in the same proportion as their values are to the Contract Value. We will waive the contract maintenance fee in the event the Contract Value or the aggregate Purchase Payments reduced by surrenders equals or exceeds $50,000 on the date we are to deduct the contract maintenance fee.

Fund Expenses

The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. Over time these fees, which are paid out of a Fund’s assets on an ongoing basis, will increase the cost of an investment in Fund shares. (See the prospectuses for the Funds for information about the Funds.)

Premium Taxes

Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

Other Taxes

Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

Other Information

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions and other compensation to the broker-dealers for selling the Contracts. You do not directly pay the commissions and other compensation, we do. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contracts. See “Distribution of the Contracts” for more information about payments we make to the broker-dealers.

ANNUITY PAYMENTS

Annuity Commencement Date

On the Effective Date, the Annuity Commencement Date is the oldest Owner’s or Annuitant’s 95th birthday. Annuity Commencement Dates that occur or are scheduled to occur at an advanced age for the Annuitant (e.g., past age 85), may in certain circumstances have adverse income tax consequences. (See “Federal Tax Matters”.) Distributions from Qualified Contracts may be required before the Annuity Commencement Date.

Changing the Annuity Commencement Date.

The Owner may change the Annuity Commencement Date by Written Notice. The new Annuity Commencement Date must be at least 30 days after the date we receive the written request, at least 3 years after the most recent Purchase Payment, and no later than the oldest Owner’s or Annuitant’s 95th birthday.

Annuity Value

The Annuity Value is the amount we will apply to the Annuity Option you have selected. Generally the Annuity Value is your Contract Value on the Annuity Commencement Date, less any applicable fees, charges and premium tax on that date. In the circumstances described below, we may use an Annuity Value that includes a bonus amount.

PayStream Plus Annuitization Benefit.
(not available in New Hampshire or Utah)

If your Annuity Commencement Date is on or after your 10th Contract Anniversary and you select Annuity Option B (life income with or without a certain period) with a certain period of at least 10 years, your Annuity Value will be your Contract Value on the Annuity Commencement Date plus 2% of the Contract Value on that date, less any applicable fees, charges and premium tax.

Annuity Income Payments

On the Annuity Commencement Date, we will apply your Annuity Value to the Annuity Option you have selected to determine your annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period.

Fixed Income Payments.

Fixed income payments are periodic payments from Protective Life to the designated Payee, the amount of which is fixed and guaranteed by Protective Life. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

Variable Income Payments.

Variable income payments are periodic payments from Protective Life to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments. You may fully or partially surrender variable income payments for a commuted value if those payments are being made under Annuity Option A (payments for a certain period). Refer to Appendix B for an explanation of the commuted value calculation. You may not surrender variable income payments if those payments are being made under Annuity Option B (life income with or without a certain period).

Annuity Units.

On the Annuity Commencement Date, we will apply the Annuity Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date is a day on which the New York Stock

Exchange is closed, we will determine the number of Annuity Units on the next day the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

Determining the Amount of Variable Income Payments.

We will determine the amount of your variable income payment no earlier than five Valuation Days before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payments attributable to each Sub-Account.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

(a)          is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;

(b)         is the Annuity Unit value for the preceding Valuation Period; and

(c)          is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

The AIR is equal to 5%.

If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

Refer to Appendix B for an explanation of the variable income payment calculation.

Exchange of Annuity Units.

After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.

Annuity Options.

You may select an Annuity Option, or change your selection by Written Notice Protective Life receives no later than 30 days before the Annuity Commencement Date. You may not change your selection of Annuity Option less than 30 days before the Annuity Commencement Date. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Annuity Value to Option — Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

You may select from among the following Annuity Options:

Option A — Payments For a Certain Period:

We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant.

Option B — Life Income With Or Without A Certain Period:

Payments are based on the life of the named Annuitant(s). If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment under Option  B. If no certain period is selected, payments will stop upon the death of the Annuitant(s), no matter how few or how many payments have been made.

Additional Option:

You may use the Annuity Value to purchase any annuity contract that we offer on the date you elect this option.

PrincipalBack Annuitization Benefit.

If you qualify for the minimum Annuity Value described above (see Annuity Value, Minimum Annuity Value), and you elect to receive fixed income payments for either of the following payment periods, the total amount of the payments we make will not be less than your adjusted aggregate Purchase Payments. You may elect PrincipalBack payments either (i) under Annuity Option A, with payments for a certain period of 10 years or more; or (ii) under Annuity Option B, with payments for life with an installment refund of Purchase Payments. If you elect PrincipalBack payments for life with an installment refund of Purchase Payments, the payments will be based on the life of the named Annuitant(s). We will make payments for the lifetime of the Annuitant(s), with payments guaranteed to continue until the amount of the payments equals your adjusted aggregate Purchase Payments. We will stop making payments when the amount of the payments equals your adjusted aggregate Purchase Payments or when the Annuitant(s) dies, whichever is later. For purposes of PrincipalBack payments, your adjusted aggregate Purchase Payments are determined in the same way that they are determined for the minimum Annuity Value described above.

Minimum Amounts

If your Annuity Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Annuity Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company’s rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

Death of Annuitant or Owner After Annuity Commencement Date

In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option you selected have been paid, we will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant’s death.

YIELDS AND TOTAL RETURNS

From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance.

Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds’ performance also reflects the Funds’ expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

Yields

The yield of the Oppenheimer Money Fund Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Oppenheimer Money Fund Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are based on an average return over various periods of time.

Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

Standardized Average Annual Total Returns

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied under the Contract, but excluding any deductions for premium taxes.

When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

Until a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

Non-Standard Average Annual Total Returns

In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the contract maintenance fee. In addition,

Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

Non-standard performance data will only be disclosed if the standard performance data for the periods described in “Standardized Average Annual Total Returns,” above, is also disclosed.

Performance Comparisons

Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. (“Lipper”), the Variable Annuity Research Data Service (“VARDS”), and Morningstar Inc. (“Morningstar”) are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor’s Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any “deduction” for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

Other Matters

Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account’s investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund’s investment experience is positive.

FEDERAL TAX MATTERS

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

The Company’s Tax Status

Protective Life is taxed as a life insurance company under the Internal Revenue Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a “regulated investment company” under the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner’s Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

(1)         the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations;

(2)   the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)   the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification Requirements.

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contract. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Internal Revenue Code and Treasury Department regulations.

Ownership Treatment.

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includable in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

Nonnatural Owner.

As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

(1)         Contracts acquired by an estate of a decedent by reason of the death of the decedent;

(2)         certain Qualified Contracts;

(3)         Contracts purchased by employers upon the termination of certain Qualified Plans;

(4)         certain Contracts used in connection with structured settlement agreements; and

(5)         Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Delayed Annuity Commencement Dates.

If the Contract’s Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner’s income.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your “investment in the contract.” All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under a partial automatic withdrawal plan are treated as partial surrenders. In the case of a full surrender, amounts received are includable in income to the extent they exceed the “investment in the contract.” For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not included in income.

Partial and full surrenders may be subject to a 10% penalty tax. (See “Penalty Tax on Premature Distributions.”) Partial and full surrenders may also be subject to federal income tax withholding requirements. (See “Federal Income Tax Withholding.”) In addition, in the case of partial and full surrenders from certain Qualified Contracts, mandatory withholding requirements may apply, unless a “direct rollover” of the amount surrendered is made. (See “Direct Rollovers”.)

As described elsewhere in this Prospectus, the Company assesses a fee with respect to the Return of Purchase Payments death benefit and the Maximum Anniversary Value death benefit. The fee is assessed as a fee based on the Net Amount at Risk (“ValuPay Fee”) or a death benefit-based fee (“CoverPay Fee”). It is possible that either of these fees (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract.

Taxation of Annuity Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the “investment in the contract” (defined above) you allocate to the variable Annuity Option when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected (as determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. (See “Federal Income Tax Income Withholding”.) In addition, in the case of annuity income payments from certain Qualified Plans, mandatory withholding requirements may apply, unless a “direct rollover” of such annuity payments is made. (See “Direct Rollovers”.)

Taxation of Death Benefit Proceeds

Prior to the Annuity Commencement Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

(1)         if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

(2)         if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

After the Annuity Commencement Date, where a guaranteed period exists under an Annuity Option, and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

(1)         if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)         if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. (See “Federal Income Tax Withholding”.) In addition, in the case of such proceeds from certain Qualified Contracts, mandatory withholding requirements may apply, unless a “direct rollover” of such proceeds is made. (See “Direct Rollovers”.)

Assignments, Pledges, and Gratuitous Transfers

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between his or her Contract Value and the investment in the contract at the time of transfer. In such case, the transferee’s “investment in the contract” will increase to reflect the increase in the transferor’s income.

Penalty Tax on Premature Distributions

Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is:

(a)          received on or after the Owner reaches age 59 1/2 ;

(b)         attributable to the Owner’s becoming disabled (as defined in the tax law);

(c)          made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(d)         made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated Beneficiary (as defined in the tax law); or

(e)          made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

(Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons

In the case of Contracts issued after June 8, 1997 to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

In General

The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Internal Revenue Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for full surrenders, partial automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no “investment in the contract” and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

If you use this Contract in connection with a Qualified Plan, the Owner and Annuitant generally must be the same individual. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act (“ERISA”), the spouse or former spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.

In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Internal Revenue Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities (“IRAs”), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract, the PrincipalBack annuitization benefit, and the PayStream Plus annuitization benefit, may increase the amount of the minimum required distribution that must be taken from your Contract.

There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

(a)          received on or after the Owner reaches age 59 1/2;

(b)         received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or

(c)          made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under sections 401 and 403, exception “c” above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor.

When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

Individual Retirement Accounts and Annuities.

Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

However, you may not use the Contract in connection with a “Coverdell Education Savings Account” (formerly known as an “Education IRA”) under Section 530 of the Internal Revenue Code, a “Simplified Employee Pension” under Section 408(k) of the Internal Revenue Code, or a “Simple IRA” under Section 408(p) of the Internal Revenue Code.

Roth IRAs.

Section 408A of the Internal Revenue Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” from a Roth IRA will be excludable from income.

A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner’s death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(f) of the Internal Revenue Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may not accept rollover contributions from other qualified plans.

Corporate and Self-Employed (“H.R. 10” and “Keogh”) Pension and Profit-Sharing Plans.

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh,” permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans.

Section 403(b) Policies.

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of Internal Revenue the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Purchasers of the Contracts for use as a “Section 403(b) Policy” should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts.

Section 403(b) Policies contain restrictions on withdrawals of:

           (i)      contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

          (ii)      earnings on those contributions; and

        (iii)      earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, become disabled, or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) Policy or into a Section 403(b)(7) custodial account.)

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations.

Section 457 of the Internal Revenue Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

Direct Rollovers

If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, is a Section 403(b) Policy, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b), any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Internal Revenue Code, qualified annuity plan under Section 403(a) of the Code, Section 403(b) annuity or custodial account, or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a “series of substantially equal periodic payments” made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING

Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

The Contract

The Contract and its attachments, including the copy of your application and any endorsements, riders and amendments, constitute the entire agreement between you and us. All statements in the application shall be considered representations and not warranties. The terms and provisions of this Contract are to be interpreted in accordance with the Internal Revenue Code and applicable regulations.

Error in Age or Gender

When a benefit of the Contract is contingent upon any person’s age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

Incontestability

We will not contest the Contract.

Non-Participation

The Contract is not eligible for dividends and will not participate in Protective Life’s surplus or profits.

Assignment or Transfer of a Contract

You have the right to assign or transfer a Contract if it is permitted by law. Generally, you do not have the right to assign or transfer a Qualified Contract. We do not assume responsibility for any assignment or transfer. Any claim made under an assignment or transfer is subject to proof of the nature and extent of the assignee’s or transferee’s interest before we make a payment. Assignments and transfers have federal income tax consequences. An assignment or transfer may result in the Owner recognizing taxable income. (See “Taxation of Annuities in General, Assignments, Pledges and Gratuitous Transfers” in the prospectus.)

Notice

All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our administrative office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

Modification

No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Internal Revenue Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

Reports

At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

Settlement

Benefits due under this Contract are payable from our administrative office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election.

Unless directed otherwise in writing, we will make payments according to the Owner’s instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

Receipt of Payment

If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

Protection of Proceeds

To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

Minimum Values

The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

Application of Law

The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Internal Revenue Code and with applicable regulations.

No Default

The Contract will not be in default if subsequent Purchase Payments are not made.

DISTRIBUTION OF THE CONTRACTS

We have entered into an agreement with Investment Distributors, Inc. (“IDI”) under which IDI has agreed to distribute the Contracts on a “best efforts” basis. Under the agreement, IDI serves as principal underwriter (as defined under Federal securities laws and regulations) for the Contracts. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of and shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc.

IDI does not sell Contracts directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI, (collectively, “Selling Broker-Dealers”) for the sale of the Contracts. Registered representatives of the Selling Broker-Dealers sell the Contracts directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Contracts.

We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Contracts. However, we may pay some or all of IDI’s operating and other expenses.

We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable annuity contracts, including the Contracts. IDI did not retain any of these amounts.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2002	$17,990,329
December 31, 2003	$20,398,806
December 31, 2004	$17,693,711

We offer the Contract on a continuous basis. While we anticipate continuing to offer the Contracts, we reserve the right to discontinue the offering at any time.

Selling Broker-Dealers

We pay commissions and may provide some form of non-cash compensation to all Selling Broker-Dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Contracts, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contracts. Commissions and other incentives or payments described below are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contracts or from our general account.

Compensation Paid to All Selling Broker-Dealers.   We pay commissions as a percentage of initial and subsequent Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the distribution agreement, we do not expect them to exceed 8% of any Purchase Payment (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). In the normal course of business, we may also provide non-cash compensation in connection with the promotion of the Contracts, including conferences and seminars (including travel, lodging and meals in connection therewith) and items of relatively small value, such as promotional gifts, meals, or tickets to sporting or entertainment events.

The registered representative who sells you the Contract typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your  registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

Additional Compensation Paid to Selected Selling Broker-Dealers.   In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation to selected Selling Broker-Dealers. These payments are made through IDI. These payments may be (1) additional amounts as a percentage of purchase payments and/or premiums we receive on our variable insurance products (including the Contracts), and (2) additional “trail” commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products (including Contract Values and Variable Account values of the Contracts). Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new purchase payments and/or premiums (including Purchase Payments for the Contracts) and/or maintaining a specified amount of contract and policy value (including Contract Values of the Contracts) with us.

The Selling Broker-Dealers to whom we pay additional asset-based compensation may provide preferential treatment with respect to our products (including the Contracts) in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer’s registered representatives; and (3) payment of higher compensation to registered representatives for selling our products (including the Contracts) than for selling non-preferred products.

In 2004, we paid additional asset-based compensation to the Selling Broker-Dealers Edward Jones and A.G. Edwards in connection with the sale of our variable insurance products (including the Contracts). Some of these payments were substantial.

These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of our products (and/or our affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of our variable insurance products (including the Contracts) over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Contracts), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives.

Arrangements with Affiliated Selling Broker-Dealer.   In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, Protective Life Corporation, pay some of the operating and other expenses of ProEquities, Inc., such as paid-in-capital and certain overhead expenses. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by Protective Life Corporation.

Inquiries

You may make inquiries regarding a Contract by writing to Protective Life at its administrative office.

IMSA

Protective Life Insurance Company is a member of the Insurance Marketplace Standards Association (“IMSA”), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on IDI’s, Protective Life’s or the Variable Account’s financial position.

In 2003, the SEC requested information from Protective Life relating to market timing and late trading of mutual funds and variable insurance products. Protective Life believes that these inquiries were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices, policies, and procedures relating to trading in mutual fund shares. Protective Life responded to the information requests and is not aware of any problems with respect to such matters involving IDI, Protective Life, or the Variable Account.

VOTING RIGHTS

In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner’s percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner’s percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner’s percentage interest, if any, will be percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate Fund.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2004 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2004 and 2003 as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

The audited consolidated balance sheets for Protective Life as of December 31, 2004 and 2003 and the related consolidated statements of income, share-owner’s equity, and cash flows for the three years in the period ended December 31, 2004 and the related financial statement schedules as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

Page
SAFEKEEPING OF ACCOUNT ASSETS	3
STATE REGULATION	3
RECORDS AND REPORTS	3
LEGAL MATTERS	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
OTHER INFORMATION	4
FINANCIAL STATEMENTS	4

APPENDIX A

EXAMPLE OF DEATH BENEFIT CALCULATIONS

Assume an Owner is 55 on the Effective Date, 1/1/yy. Assume the following transactions occur prior to the Owner’s death and that the Contract Value before the partial surrender on 4/1/(yy+2) is $125,000.

Date	Transaction	Amount
1/1/yy	Purchase Payment	$100,000
4/1/(yy+2)	Partial Surrender	$25,000
10/1(yy+4)	Purchase Payment	$80,000

The Contract Values on each Contract Anniversary are shown below. These Contract Values are hypothetical and are solely for the purpose of illustrating death benefit calculations. The Contract Values presented are net of all expenses and charges including Fund expenses and Periodic Charges. This illustration does not reflect historical investment results, nor does it predict or guarantee future investment results. Actual results may be higher or lower.

Anniversary Date	Contract Value
1/1(yy+1)	$120,000
1/1(yy+2)	$130,000
1/1(yy+3)	$105,000
1/1(yy+4)	$110,000
1/1(yy+5)	$180,000

Finally, assume the Owner dies on 7/1(yy+5) when the Contract Value is $185,000. Also assume that proof of death was provided immediately, and no premium tax is applicable.

Return of Purchase Payments Death Benefit

The Return of Purchase Payments Death Benefit payable is the greater of:

(1)         Contract Value of $185,000 or,

(2)         aggregate Purchase Payments less an adjustment for each surrender*, or $180,000 less $20,000 equals $160,000.

The death benefit payable is then $185,000.

*      The adjustment for each partial surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the death benefit at the time of the partial surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the death benefit in the same proportion on the date of the partial surrender is 20% of $100,000 or $20,000.

A-1

Maximum Anniversary Value Death Benefit

The Maximum Anniversary Value Death Benefit is equal to the greatest of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each partial surrender (see “Return of Purchase Payments Death Benefit,” above), or (3) the greatest maximum anniversary value attained. A maximum anniversary value equals the Contract Value on the Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each subsequent amount surrendered**, as shown below.

Anniversary Date	Anniversary Value
1/1/(yy+1)	$120,000 minus $26,000 plus $80,000 equals $174,000
1/1/(yy+2)	$130,000 minus $26,000 plus $80,000 equals $184,000
1/1/(yy+3)	$105,000 plus $80,000 equals $185,000
1/1/(yy+4)	$110,000 plus $80,000 equals $190,000
1/1/(yy+5)	$180,000

**             The adjustment for each partial surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the partial surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the Maximum Anniversary Value Death Benefit in the same proportion on the date of the surrender is 20% of $130,000 or $26,000.

The Maximum Anniversary Value Death Benefit is equal to the greatest of:

(1)         Contract Value of $185,000,

(2)         aggregate Purchase Payments less an adjustment for each surrender (see “Return of Purchase Payments Death Benefit,” above), or $180,000 less $20,000 equals $160,000.

(3)         the greatest maximum anniversary value attained, or $190,000.

The death benefit payable is then $190,000.

A-2

APPENDIX B

EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION

Assuming an Annuity Value of $100,000 on the Annuity Commencement Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Commencement Date is calculated using an interest assumption of 5%, as shown below.

There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Annuity Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Commencement Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Annuity Value Before Payment	Payment Made	Annuity Value After Payment
Annuity Commencement Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Commencement Date.

The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

EXPLANATION OF THE COMMUTED VALUE CALCULATION

A Contract may be fully or partially surrendered for a commuted value while variable income payments under Annuity Option A are being made. (See “Annuity Options.”) If the Contract is surrendered, the amount payable will be the commuted value of future payments at the assumed interest rate of 5%, which will be equal to the values shown in the column titled “Annuity Value after Payment,” above.

B-1

APPENDIX C

CONDENSED FINANCIAL INFORMATION

Sub-Accounts

The date of inception of each of the Sub-Accounts available in the ProtectiveValues Access Variable Annuity Contract as follows:

March 14, 1994	—	Oppenheimer Money Fund	June 2, 2003	—	(Continued)
		Goldman Sachs International			MFS Investors Growth Stock SS
		Equity			MFS Total Return SS
		Goldman Sachs CORESM Small			MFS New Discovery SS
		Cap Equity			MFS Utilities SS
		Goldman Sachs CORESM U.S.			Oppenheimer Aggressive
		Equity			Growth SS
		Goldman Sachs Growth and			Oppenheimer Capital
		Income			Appreciation SS
June 13, 1995	—	Goldman Sachs Capital Growth			Oppenheimer Main Street SS
October 2, 2000	—	Van Kampen LIT Aggressive			Oppenheimer Strategic Bond SS
		Growth II			Oppenheimer Global
May 1, 2002	—	Lord Abbett Growth and Income			Securities SS
		Lord Abbett Mid-Cap Value			Oppenheimer High Income SS
		Lord Abbett Bond-Debenture			Van Kampen LIT Emerging
June 2, 2003	—	Lord Abbett Growth			Growth II
		Opportunities			Van Kampen LIT Enterprise II
		Lord Abbett America’s Value			Van Kampen LIT Comstock II
		MFS Emerging Growth SS			Van Kampen LIT Growth and
		MFS Research SS			Income II
		MFS Investors Trust SS	December 19, 2003		Van Kampen LIT Government II
				—	Van Kampen UIF Equity and
Income II
Goldman Sachs Mid Cap Value

Accumulation Units

The following tables show, for each available Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the class of Accumulation Units available in the ProtectiveValues Access Variable Annuity Contract as of December 31 of each year listed.  We offer other variable annuity contracts with classes of Accumulation Units in each available Sub-Account that have different mortality and expense risk charges and administration charges than the class of Accumulation Units offered in the ProtectiveValues Access Variable Annuity.  Only the class of Accumulation Units available in the ProtectiveValues Access Variable Annuity Contract are shown in the following tables.  For charges associated with this class of Accumulation Units, see “Fees and Expenses, Periodic Charges,” on page 4 of this prospectus.

You should read the information in the following tables in conjunction with the Variable Account’s financial statements and the related notes in the Statement of Additional Information.

C-1

Accumulation Unit Values*

Sub-Account	2000	2001	2002	2003	2004
Van Kampen
LIT Aggressive Growth II	7.62	4.65	3.10	4.24	4.81
LIT Emerging Growth II				4.14	4.36
LIT Enterprise II				5.28	5.42
LIT Comstock II				14.98	14.98
LIT Growth and Income II				11.02	12.42
LIT Government II				9.91	10.17
UIF Equity and Income II				11.32	12.47
MFS
Emerging Growth SS				11.46	12.76
Research SS				10.84	12.37
Investors Trust SS				11.13	12.21
Investors Growth Stock SS				5.65	6.08
Total Return SS				15.21	16.68
New Discovery SS				16.53	17.33
Utilities SS				11.11	14.24
Oppenheimer
Money Fund	1.27	1.30	1.30	1.30	1.29
Aggressive Growth SS				11.57	13.64
Capital Appreciation SS				15.21	16.01
Main Street SS				11.75	12.66
Strategic Bond SS				13.74	14.71
Global Securities SS				17.22	20.21
High Income SS				12.17	13.07
Lord Abbett
Growth and Income			8.11	10.50	11.68
Mid Cap Value			8.42	10.37	12.70
Bond-Debenture			10.33	12.03	12.82
Growth Opportunities				11.61	12.75
America’s Value				11.86	13.65
Goldman Sachs
International Equity	17.90	13.68	11.02	14.70	16.47
CORESM Small Cap Value	15.58	18.72	17.26	24.14	27.75
Capital Growth	25.38	21.44	16.00	19.69	21.21
CORESM U.S. Equity	27.01	23.76	18.16	23.39	26.55
Growth and Income	18.88	16.88	14.79	18.24	21.40
Mid Cap Value				10.30	12.81

*  Accumulation Unit values are rounded to the nearest whole cent.

C-2

Accumulation Units Outstanding**

Sub-Account	2000	2001	2002	2003	2004
Van Kampen
LIT Aggressive Growth II	3,385	48,320	64,311	73,066	69,227
LIT Emerging Growth II				25,279	61,232
LIT Enterprise II				23,909	54,016
LIT Comstock II				74,902	242,631
LIT Growth and Income II				65,959	185,512
LIT Government II				23,397	70,497
UIF Equity and Income II				119,058	304,123
MFS
Emerging Growth SS				1,122	3,946
Research SS				—	—
Investors Trust SS				9,928	9,742
Investors Growth Stock SS				273	1,539
Total Return SS				42,623	116,636
New Discovery SS				273	685
Utilities SS				636	5,864
Oppenheimer
Money Fund	85,730	431,932	798,599	712,307	565,121
Aggressive Growth SS				920	1,513
Capital Appreciation SS				2,237	10,870
Main Street SS				8,724	19,806
Strategic Bond SS				6,942	26,434
Global Securities SS				4,970	12,634
High Income SS				5,796	24,143
Lord Abbett
Growth and Income			170,910	613,802	915,698
Mid Cap Value			97,840	338,302	500,559
Bond-Debenture			142,021	538,146	701,040
Growth Opportunities				15,285	40,731
America’s Value				14,950	95,829
Goldman Sachs
International Equity	20,319	37,024	41,929	51,609	73,727
CORESM Small Cap Value	3,046	14,613	45,282	63,752	76,416
Capital Growth	34,555	75,255	107,191	131,695	132,268
CORESM U.S. Equity	32,063	74,274	92,667	101,896	109,968
Growth and Income	27,902	62,482	92,496	136,191	176,112
Mid Cap Value				969	32,361

**  Accumulation Units are rounded to the nearest unit.

C-3

APPENDIX D

Information for Contracts Purchased before July 1, 2005

If your Contract was purchased before July 1, 2005, only the Return of Purchase Payments Death Benefit was available, and you had the option of paying for the death benefit with an asset-based fee or the Net Amount at Risk Fee (now called the ValuPay Fee). (See “Charges and Deductions, Death Benefit Fee, ValuPay Fee.”) The asset-based fee is equal, on an annualized basis, to 0.15% of your Contract Value measured on each Monthly Anniversary Day.

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time you buy the Contract, partially or fully surrender the Contract, or transfer amounts among the Sub-Accounts and/or the Guaranteed Account. The tables do not include premium taxes, which may range up to 3.5% depending on the jurisdiction.

OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchase Payments	None
Maximum Surrender Charge	None
Transfer Fee	$25	*
* Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future. (See “Charges and Deductions.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES
(other than Fund expenses)
Annual Contract Maintenance Fee	$35(1)
Variable Account Annual Expenses
(as a percentage of average Variable Account value)
Mortality and Expense Risk Charge	1.15%
Administration Charge	0.10%
Total Variable Account Annual Expenses	1.25%
Monthly Death Benefit Fee(2)
Asset-Based Fee (as an annualized percentage of the Contract Value on each Monthly Anniversary Day, beginning on the 1st Monthly Anniversary Day)
Return of Purchase Payments Death Benefit	0.15%
—or—
ValuPay Fee (dollar amount per $1,000 of Net Amount at Risk on each Monthly Anniversary Day, beginning on the 13th Monthly Anniversary Day)
Return of Purchase Payments Death Benefit	Minimum: (age 50 or less)	$0.25 per $1000 of Net Amount at Risk
	Maximum: (age 95 or more)	$18.94 per $1,000 of Net Amount at Risk
	Fee at age 60	$0.50 per $1,000 of Net Amount at Risk
(1) We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders, is $50,000 or more. (See “Charges and Deductions.”)
(2) We assess a fee for the death benefit in your Contract. When you purchased your Contract, you elected either the asset-based fee or, the ValuPay Fee.

D-1

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2004. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS
	Minimum		Maximum
Total Annual Fund Operating Expenses	0.48%	-	1.86	%*
(total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)

*    The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Example of Charges

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, the death benefit fee (assuming you elected the asset-based fee), Variable Account charges, and both maximum and minimum total annual Fund operating expenses. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

If you surrender, annuitize* or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	327	999	1,692	3,529
Minimum Fund Expenses	194	601	1,033	2,230

*            You cannot annuitize your Contract within 3 years after we accept a Purchase Payment. The death benefit fee does not apply after the Annuity Commencement Date. (See “Charges and Deductions, Death Benefit Fee.”)

Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

D-2

Please tear off, complete and return this form to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to Protective Life’s Life and Annuity Division, customer service center at the address shown on the cover.

Please send me a free copy of the Statement of Additional Information for the ProtectiveValues Access Variable Annuity.

Name

Address

City, State, Zip

Daytime Telephone Number

PART B

INFORMATION REQUIRED TO BE IN
THE STATEMENT OF ADDITIONAL INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY

P.O. Box 10648
Birmingham, Alabama 35202-0648
Telephone: 1-800-456-6330

STATEMENT OF ADDITIONAL INFORMATION
PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
PROTECTIVEVALUES ACCESS VARIABLE ANNUITY
A FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY CONTRACT

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the ProtectiveValues Access Variable Annuity, a group and individual flexible premium deferred variable annuity contract (the “Contract”) offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS JULY 1, 2005.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

Page
SAFEKEEPING OF ACCOUNT ASSETS	3
STATE REGULATION	3
RECORDS AND REPORTS	3
LEGAL MATTERS	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
OTHER INFORMATION	4
FINANCIAL STATEMENTS	4

SAFEKEEPING OF ACCOUNT ASSETS

Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company’s General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Where required, a copy of the Contract form has been filed with, and, if applicable, approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

LEGAL MATTERS

Sutherland, Asbill & Brennan LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2004 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2004 and 2003 and the consolidated balance sheets of Protective Life as of December 31, 2004 and 2003 and the related consolidated statements of income, share-owner’s equity and cash flows for each of the three years ended December 31, 2004 and the related financial statement schedules included in this Statement of Additional Information and in the registration statement have been so included herein in reliance on the report of PricewaterhouseCoopers LLP, Birmingham, Alabama, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

3

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N. W., Washington, D.C. 20549.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2004 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2004 and 2003 as well as the Report of Independent Registered Public Accounting Firm are contained herein.

The audited consolidated balance sheets for Protective Life as of December 31, 2004 and 2003 and the related consolidated statements of income, share-owner’s equity, and cash flows for each of the three years in the period ended December 31, 2004 as well as the Report of Independent Registered Public Accounting Firm are contained herein.

Financial Statements follow this page.

3

All other schedules to the financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of The Protective Variable Annuity Separate Account
and the Board of Directors of Protective Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the subaccounts, as listed in Note 1 to such financial statements, of The Protective Variable Annuity Separate Account, at December 31, 2004, and the results of each of their operations and changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Protective Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2004 by correspondence with the transfer agent of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Birmingham, Alabama
April 14, 2005

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004
(In Thousands)

	Goldman		Goldman	Goldman			Calvert
	Sachs	Goldman	Sachs	Sachs	Goldman		Social
	Growth	Sachs	CORE	CORE	Sachs	Goldman Sachs	Small
	&	International	US	Small	Capital	Mid-Cap	Cap
	Income	Equity	Equity	Cap	Growth	Value	Growth
Assets
Investment in sub-accounts at market value	$191,044	$83,664	$158,544	$108,510	$118,720	$6,359	$2,132
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	191,044	83,664	158,544	108,510	118,720	6,359	2,132
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$191,044	$83,664	$158,544	$108,510	$118,720	$6,359	$2,132

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2004
(In Thousands)

	Calvert	MFS		MFS	MFS	MFS
	Social	Emerging	MFS	Investors	Total	New	MFS
	Balanced	Growth	Research	Trust	Return	Discovery	Utilities
Assets
Investment in sub-accounts at market value	$8,509	$18,826	$32,982	$48,456	$134,700	$10,159	$12,983
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	8,509	18,826	32,982	48,456	134,700	10,159	12,983
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$8,509	$18,826	$32,982	$48,456	$134,700	$10,159	$12,983

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2004
(In Thousands)

	MFS
	Investors	MFS		MFS	MFS	MFS
	Growth	Emerging	MFS	Investors	Total	New Discovery	MFS
	Stock	Growth SC	Research SC	Trust SC	Return SC	SC	Utilities SC
Assets
Investment in sub-accounts at market value	$12,222	$324	$251	$1,292	$22,842	$729	$946
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	12,222	324	251	1,292	22,842	729	946
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$12,222	$324	$251	$1,292	$22,842	$729	$946

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2004
(In Thousands)

	MFS
	Investors	Oppenheimer	Oppenheimer	Oppenheimer		Oppenheimer	Oppenheimer
	Growth	Money	Aggressive	Capital	Oppenheimer	Strategic	Global
	Stock SC	Fund	Growth	Appreciation	Main Street	Bond	Securities
Assets
Investment in sub-accounts at market value	$ 1,304	$ 11,781	$ 15,967	$ 55,737	$ 62,166	$ 86,023	$ 30,697
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	1,304	11,781	15,967	55,737	62,166	86,023	30,697
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$ 1,304	$ 11,781	$ 15,967	$ 55,737	$ 62,166	$ 86,023	$ 30,697

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2004
(In Thousands)

			Oppenheimer
	Oppenheimer	Oppenheimer	Capital	Oppenheimer	Oppenheimer	Oppenheimer
	High	Aggressive	Appreciation	Main Street	Strategic	Global	Oppenheimer
	Income	Growth SC	SC	SC	Bond SC	Securities SC	High Income SC
Assets
Investment in sub-accounts at market value	$ 16,229	$ 275	$ 3,470	$ 2,782	$ 5,631	$ 3,768	$ 3,062
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	16,229	275	3,470	2,782	5,631	3,768	3,062
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$ 16,229	$ 275	$ 3,470	$ 2,782	$ 5,631	$ 3,768	$ 3,062

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2004
(In Thousands)

			Van Kampen			Van Kampen	Van Kampen
	Van Eck	Van Eck	Emerging	Van Kampen	Van Kampen	Growth &	Aggressive
	Hard Asset	Real Estate	Growth	Enterprise	Comstock	Income	Growth
Assets
Investment in sub-accounts at market value	$ 541	$ 1,015	$ 30,529	$ 32,442	$ 168,006	$ 164,870	$ 3,466
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	541	1,015	30,529	32,442	168,006	164,870	3,466
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$ 541	$ 1,015	$ 30,529	$ 32,442	$ 168,006	$ 164,870	$ 3,466

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2004
(In Thousands)

	Van Kampen	Van Kampen	Van Kampen			Van Kampen	Lord Abbett
	UIF Equity &	Government	Emerging	Van Kampen	Van Kampen	Growth &	Growth &
	Income II	Portfolio II	Growth II	Enterprise II	Comstock II	Income II	Income
Assets
Investment in sub-accounts at market value	$ 41,705	$ 7,576	$ 4,579	$ 4,524	$ 44,451	$ 26,960	$ 163,587
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	41,705	7,576	4,579	4,524	44,451	26,960	163,587
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$ 41,705	$ 7,576	$ 4,579	$ 4,524	$ 44,451	$ 26,960	$ 163,587

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2004
(In Thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Fidelity	Fidelity
	Bond	Mid-Cap	Growth	America’s	Index 500	Growth	Fidelity
	Debenture	Value	Opportunities	Value	Portfolio SC2	Portfolio SC2	Contrafund SC2
Assets
Investment in sub-accounts at market value	$ 107,244	$ 107,931	$ 7,549	$ 21,278	$ 2	$ 29	$ 60
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	107,244	107,931	7,549	21,278	2	29	60
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$ 107,244	$ 107,931	$ 7,549	$ 21,278	$ 2	$ 29	$ 60

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2004

			Fidelity
		Fidelity	Investment
	Fidelity	Equity	Grade Bonds
	Mid Cap SC2	Income SC2	SC2	Total
Assets
Investment in sub-accounts at market value	$5	$5	$38	$2,211,478
Receivable from Protective Life Insurance Company	0	0	0	0
Total assets	5	5	38	2,211,478
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0
Total net assets	$5	$5	$38	$2,211,478

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 2004
(In Thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs CORE US Equity	Goldman Sachs CORE Small Cap	Goldman Sachs Capital Growth	Goldman Sachs Mid-Cap Value	Calvert Social Small Cap Growth
Investment income
Dividends	$2,724	$891	$1,669	$192	$813	$32	$0
Expense
Mortality and expense risk and administrative charges	2,434	1,106	2,219	1,421	1,653	26	31
Net investment income (loss)	290	(215)	(550)	(1,229)	(840)	6	(31)
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	2,073	(3,493)	(2,433)	848	(3,076)	3	49
Capital gain distribution	0	0	0	4,926	0	508	0
Net realized gain (loss) on investments	2,073	(3,493)	(2,433)	5,774	(3,076)	511	49
Net unrealized appreciation on investments during the period	26,352	12,621	22,688	9,741	12,437	184	163
Net realized and unrealized gain (loss) on investments	28,425	9,128	20,255	15,515	9,361	695	212
Net increase (decrease) in net assets resulting from operations	$28,715	$8,913	$19,705	$14,286	$8,521	$701	$181

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	Calvert	MFS		MFS	MFS	MFS
	Social	Emerging	MFS	Investors	Total	New	MFS
	Balanced	Growth	Research	Trust	Return	Discovery	Utilities
Investment income
Dividends	$139	$0	$367	$323	$2,209	$0	$156
Expense
Mortality and expense risk and administrative charges	122	280	465	685	1,704	153	147
Net investment income (loss)	17	(280)	(98)	(362)	505	(153)	9
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(266)	(2,425)	(2,603)	(1,870)	943	(506)	(100)
Capital gain distribution	0	0	0	0	0	0	0
Net realized gain (loss) on investments	(266)	(2,425)	(2,603)	(1,870)	943	(506)	(100)
Net unrealized appreciation on investments during the period	810	4,692	7,016	6,668	10,965	1,055	2,893
Net realized and unrealized gain (loss) on investments	544	2,267	4,413	4,798	11,908	549	2,793
Net increase (decrease) in net assets resulting from operations	$561	$1,987	$4,315	$4,436	$12,413	$396	$2,802

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	MFS					MFS
	Investors	MFS		MFS	MFS	New
	Growth	Emerging	MFS	Investors	Total	Discovery	MFS
	Stock	Growth SC	Research SC	Trust SC	Return SC	SC	Utilities SC
Investment income
Dividends	$0	$0	$1	$4	$170	$0	$4
Expense
Mortality and expense risk and administrative charges	170	3	2	11	154	8	5
Net investment income (loss)	(170)	(3)	(1)	(7)	16	(8)	(1)
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(169)	1	0	1	2	2	3
Capital gain distribution	0	0	0	0	0	0	0
Net realized gain (loss) on investments	(169)	1	0	1	2	2	3
Net unrealized appreciation on investments during the period	1,220	32	28	115	1,601	39	128
Net realized and unrealized gain (loss) on investments	1,051	33	28	116	1,603	41	131
Net increase (decrease) in net assets resulting from operations	$881	$30	$27	$109	$1,619	$33	$130

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	MFS
	Investors	Oppenheimer	Oppenheimer	Oppenheimer		Oppenheimer	Oppenheimer
	Growth	Money	Aggressive	Capital	Oppenheimer	Strategic	Global
	Stock SC	Fund	Growth	Appreciation	Main Street	Bond	Securities
Investment income
Dividends	$ 0	$ 136	$ 0	$ 191	$ 570	$ 4,881	$ 366
Expense
Mortality and expense risk and administrative charges	14	190	224	777	884	1,237	382
Net investment income (loss)	(14)	(54)	(224)	(586)	(314)	3,644	(16)
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	0	0	(886)	(881)	(942)	(139)	(289)
Capital gain distribution	0	0	0	0	0	0	0
Net realized gain (loss) on investments	0	0	(886)	(881)	(942)	(139)	(289)
Net unrealized appreciation (depreciation) on investments during the period	100	0	3,711	4,350	6,011	2,544	4,917
Net realized and unrealized gain (loss) on investments	100	0	2,825	3,469	5,069	2,405	4,628
Net increase (decrease) in net assets resulting from operations	$ 86	$ (54)	$ 2,601	$ 2,883	$ 4,755	$ 6,049	$ 4,612

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	Oppenheimer	Oppenheimer	Oppenheimer		Oppenheimer	Oppenheimer	Oppenheimer
	High	Aggressive	Capital	Oppenheimer	Strategic	Global	High
	Income	Growth SC	Appreciation SC	Main Street SC	Bond SC	Securities SC	Income SC
Investment income
Dividends	$ 1,045	$ 0	$ 4	$ 10	$ 156	$ 11	$ 88
Expense
Mortality and expense risk and administrative charges	208	2	27	25	47	20	24
Net investment income (loss)	837	(2)	(23)	(15)	109	(9)	64
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	123	1	2	0	2	1	(9)
Capital gain distribution	0	0	0	0	0	0	0
Net realized gain (loss) on investments	123	1	2	0	2	1	(9)
Net unrealized appreciation (depreciation) on investments during the period	202	32	201	183	210	483	102
Net realized and unrealized gain (loss) on investments	325	33	203	183	212	484	93
Net increase (decrease) in net assets resulting from operations	$ 1,162	$ 31	$ 180	$ 168	$ 321	$ 475	$ 157

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	Van Eck	Van Eck	Van Kampen			Van Kampen	Van Kampen
	Hard	Real	Emerging	Van Kampen	Van Kampen	Growth &	Aggressive
	Asset	Estate	Growth	Enterprise	Comstock	Income	Growth
Investment income
Dividends	$ 2	$ 19	$ 0	$ 135	$ 1,544	$ 1,543	$ 0
Expense
Mortality and expense risk and administrative charges	8	14	397	424	1,903	1,944	41
Net investment income (loss)	(6)	5	(397)	(289)	(359)	(401)	(41)
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	13	107	(1,789)	(88)	437	1,797	23
Capital gain distribution	0	0	0	0	0	0	0
Net realized gain (loss) on investments	13	107	(1,789)	(88)	437	1,797	23
Net unrealized appreciation (depreciation) on investments during the period	90	185	3,780	1,125	23,608	17,823	410
Net realized and unrealized gain (loss) on investments	103	292	1,991	1,037	24,045	19,620	433
Net increase (decrease) in net assets resulting from operations	$ 97	$ 297	$ 1,594	$ 748	$ 23,686	$ 19,219	$ 392

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	Van Kampen	Van Kampen	Van Kampen			Van Kampen	Lord Abbett
	UIF Equity &	Government	Emerging	Van Kampen	Van Kampen	Growth &	Growth &
	Income II	Portfolio II	Growth II	Enterprise II	Comstock II	Income II	Income
Investment income
Dividends	$ 0	$ 171	$ 0	$ 3	$ 115	$ 75	$ 1,284
Expense
Mortality and expense risk and administrative charges	290	62	32	33	253	166	1,536
Net investment income (loss)	(290)	109	(32)	(30)	(138)	(91)	(252)
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	3	4	4	2	3	1	39
Capital gain distribution	20	0	0	0	0	0	1,305
Net realized gain (loss) on investments	23	4	4	2	3	1	1,344
Net unrealized appreciation (depreciation) on investments during the period	3,432	38	290	209	4,697	2,668	14,616
Net realized and unrealized gain (loss) on investments	3,455	42	294	211	4,700	2,669	15,960
Net increase (decrease) in net assets resulting from operations	$ 3,165	$ 151	$ 262	$ 181	$ 4,562	$ 2,578	$ 15,708

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Fidelity	Fidelity
	Bond	Mid-Cap	Growth	America’s	Index 500	Contrafund	Fidelity
	Debenture	Value	Opportunities	Value	Portfolio SC2	Portfolio SC2	Mid Cap SC2
Investment income
Dividends	$ 5,318	$ 285	$ 0	$ 314	$ 0	$ 0	$ 0
Expense
Mortality and expense risk and administrative charges	1,068	957	52	110	0	0	0
Net investment income (loss)	4,250	(672)	(52)	204	0	0	0
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	18	27	(1)	(4)	0	0	0
Capital gain distribution	1,238	1,452	2	13	0	0	0
Net realized gain (loss) on investments	1,256	1,479	1	9	0	0	0
Net unrealized appreciation (depreciation) on investments during the period	729	17,149	710	1,696	0	4	1
Net realized and unrealized gain (loss) on investments	1,985	18,628	711	1,705	0	4	1
Net increase (decrease) in net assets resulting from operations	$ 6,235	$ 17,956	$ 659	$ 1,909	0	$ 4	$ 1

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

			Fidelity
	Fidelity	Fidelity	Investment
	Equity	Growth	Grade Bonds
	Income SC2	Portfolio SC2	SC2	Total
Investment income
Dividends	$0	$0	$0	$27,960
Expense
Mortality and expense risk and administrative charges	0	0	0	26,150
Net investment income (loss)	0	0	0	1,810
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	0	0	0	(15,437)
Capital gain distribution	0	0	0	9,464
Net realized gain (loss) on investments	0	0	0	(5,973)
Net unrealized appreciation (depreciation) on investments during the period	0	2	0	237,756
Net realized and unrealized gain (loss) on investments	0	2	0	231,783
Net increase (decrease) in net assets resulting from operations	$0	$2	$0	$233,593

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2004
(In Thousands)

			Goldman	Goldman			Calvert
	Goldman	Goldman	Sachs	Sachs	Goldman		Social
	Sachs	Sachs	CORE	CORE	Sachs	Goldman Sachs	Small
	Growth &	International	US	Small	Capital	Mid-Cap	Cap
	Income	Equity	Equity	Cap	Growth	Value	Growth
From operations
Net investment income (loss)	$290	$(215)	$(550)	$(1,229)	$(840)	$6	$(31)
Net realized gain (loss) on investments	2,073	(3,493)	(2,433)	5,774	(3,076)	511	49
Net unrealized appreciation (depreciation) of investments during the period	26,352	12,621	22,688	9,741	12,437	184	163
Net increase (decrease) in net assets resulting from operations	28,715	8,913	19,705	14,286	8,521	701	181
From variable annuity contract transactions
Contract owners’ net payments	6,585	2,315	2,118	2,927	2,872	2,102	8
Contract maintenance fees	(97)	(46)	(92)	(50)	(72)	0	(1)
Surrenders	(21,988)	(9,813)	(18,944)	(12,868)	(13,670)	(158)	(212)
Death benefits	(3,110)	(979)	(2,456)	(1,533)	(1,251)	(30)	(14)
Transfers (to) from other portfolios	5,294	42	(8,068)	(134)	(6,084)	3,716	(147)
Net increase (decrease) in net assets resulting from variable annuity policy transactions	(13,316)	(8,481)	(27,442)	(11,658)	(18,205)	5,630	(366)
Net increase (decrease) in net assets	15,399	432	(7,737)	2,628	(9,684)	6,331	(185)
Net assets, beginning of year	175,645	83,232	166,281	105,882	128,404	28	2,317
Net assets, end of year	$191,044	$83,664	$158,544	$108,510	$118,720	$6,359	$2,132

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	Calvert	MFS		MFS	MFS	MFS
	Social	Emerging	MFS	Investors	Total	New	MFS
	Balanced	Growth	Research	Trust	Return	Discovery	Utilities
From operations
Net investment income (loss)	$17	$(280)	$(98)	$(362)	$505	$(153)	$9
Net realized gain (loss) on investments	(266)	(2,425)	(2,603)	(1,870)	943	(506)	(100)
Net unrealized appreciation (depreciation) of investments during the period	810	4,692	7,016	6,668	10,965	1,055	2,893
Net increase (decrease) in net assets resulting from operations	561	1,987	4,315	4,436	12,413	396	2,802
From variable annuity contract transactions
Contract owners’ net payments	27	149	185	295	1,035	97	35
Contract maintenance fees	(6)	(17)	(24)	(27)	(49)	(7)	(5)
Surrenders	(721)	(2,265)	(3,525)	(5,279)	(11,460)	(1,372)	(940)
Death benefits	(103)	(191)	(462)	(803)	(1,338)	(35)	(86)
Transfers (to) from other portfolios	(628)	(2,265)	(2,846)	(4,250)	1,897	(1,016)	907
Net increase (decrease) in net assets resulting from variable annuity policy transactions	(1,431)	(4,589)	(6,672)	(10,064)	(9,915)	(2,333)	(89)
Net increase (decrease) in net assets	(870)	(2,602)	(2,357)	(5,628)	2,498	(1,937)	2,713
Net assets, beginning of year	9,379	21,428	35,339	54,084	132,202	12,096	10,270
Net assets, end of year	$8,509	$18,826	$32,982	$48,456	$134,700	$10,159	$12,983

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	MFS					MFS
	Investors	MFS		MFS	MFS	New
	Growth	Emerging	MFS	Investors	Total	Discovery	MFS
	Stock	Growth SC	Research SC	Trust SC	Return SC	SC	Utilities SC
From operations
Net investment income (loss)	$(170)	$(3)	$(1)	$(7)	$16	$(8)	$(1)
Net realized gain (loss) on investments	(169)	1	0	1	2	2	3
Net unrealized appreciation (depreciation) of investments during the period	1,220	32	28	115	1,601	39	128
Net increase (decrease) in net assets resulting from operations	881	30	27	109	1,619	33	130
From variable annuity contract transactions
Contract owners’ net payments	99	56	70	270	6,300	293	259
Contract maintenance fees	(5)	0	0	0	(3)	0	0
Surrenders	(1,549)	(1)	(8)	(29)	(564)	(23)	(17)
Death benefits	(102)	0	0	(1)	(198)	0	0
Transfers (to) from other portfolios	(334)	132	72	377	9,296	108	417
Net increase (decrease) in net assets resulting from variable annuity policy transactions	(1,891)	187	134	617	14,831	378	659
Net increase (decrease) in net assets	(1,010)	217	161	726	16,450	411	789
Net assets, beginning of year	13,232	107	90	566	6,392	318	157
Net assets, end of year	$12,222	$324	$251	$1,292	$22,842	$729	$946

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	MFS
	Investors	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Growth	Money	Aggressive	Capital	Main	Strategic	Global
	Stock SC	Fund	Growth	Appreciation	Street	Bond	Securities
From operations
Net investment income (loss)	$(14)	$(54)	$(224)	$(586)	$(314)	$3,644	$(16)
Net realized gain (loss) on investments	0	0	(886)	(881)	(942)	(139)	(289)
Net unrealized appreciation (depreciation) of investments during the period	100	0	3,711	4,350	6,011	2,544	4,917
Net increase (decrease) in net assets resulting from operations	86	(54)	2,601	2,883	4,755	6,049	4,612
From variable annuity contract transactions
Contract owners’ net payments	382	1,263	111	397	332	523	199
Contract maintenance fees	0	(8)	(14)	(35)	(35)	(41)	(13)
Surrenders	(51)	(8,303)	(1,710)	(5,455)	(6,793)	(13,040)	(2,408)
Death benefits	(1)	(255)	(148)	(499)	(900)	(1,343)	(299)
Transfers (to) from other portfolios	301	5,260	(1,050)	(3,412)	(3,762)	(5,428)	40
Net increase in net assets resulting from variable annuity policy transactions	631	(2,043)	(2,811)	(9,004)	(11,158)	(19,329)	(2,481)
Net increase in net assets	717	(2,097)	(210)	(6,121)	(6,403)	(13,280)	2,131
Net assets, beginning of year	587	13,878	16,177	61,858	68,569	99,303	28,566
Net assets, end of year	$1,304	$11,781	$15,967	$55,737	$62,166	$86,023	$30,697

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	High	Aggressive	Capital	Main	Strategic	Global	High
	Income	Growth SC	Appreciation SC	Street SC	Bond SC	Securities SC	Income SC
From operations
Net investment income (loss)	$ 837	$ (2)	$ (23)	$ (15)	$ 109	$ (9)	$ 64
Net realized gain (loss) on investments	123	1	2	0	2	1	(9)
Net unrealized appreciation (depreciation) of investments during the period	202	32	201	183	210	483	102
Net increase (decrease) in net assets resulting from operations	1,162	31	180	168	321	475	157
From variable annuity contract transactions
Contract owners’ net payments	283	137	1,176	896	1,529	1,800	974
Contract maintenance fees	(5)	0	0	0	(1)	0	(1)
Surrenders	(1,393)	(3)	(57)	(71)	(187)	(46)	(119)
Death benefits	(132)	0	(32)	(25)	(26)	(1)	(21)
Transfers (to) from other portfolios	(143)	40	1,146	765	1,960	1,077	1,226
Net increase in net assets resulting from variable annuity policy transactions	(1,390)	174	2,233	1,565	3,275	2,830	2,059
Net increase (decrease) in net assets	(228)	205	2,413	1,733	3,596	3,305	2,216
Net assets, beginning of year	16,457	70	1,057	1,049	2,035	463	846
Net assets, end of year	$ 16,229	$ 275	$ 3,470	$ 2,782	$ 5,631	$ 3,768	$ 3,062

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	Van Eck	Van Eck	Van Kampen			Van Kampen	Van Kampen
	Hard	Real	Emerging	Van Kampen	Van Kampen	Growth &	Aggressive
	Asset	Estate	Growth	Enterprise	Comstock	Income	Growth
From operations
Net investment income (loss)	$(6)	$5	$(397)	$(289)	$(359)	$(401)	$(41)
Net realized gain (loss) on investments	13	107	(1,789)	(88)	437	1,797	23
Net unrealized appreciation (depreciation) of investments during the period	90	185	3,780	1,125	23,608	17,823	410
Net increase (decrease) in net assets resulting from operations	97	297	1,594	748	23,686	19,219	392
From variable annuity contract transactions
Contract owners’ net payments	0	5	253	266	1,856	1,302	333
Contract maintenance fees	0	0	(15)	(13)	(54)	(51)	(1)
Surrenders	(5)	(141)	(2,691)	(2,643)	(12,001)	(13,420)	(276)
Death benefits	0	(4)	(243)	(426)	(1,472)	(1,475)	(15)
Transfers (to) from other portfolios	(43)	(311)	(2,295)	(2,326)	10,150	5,727	63
Net increase in net assets resulting from variable annuity policy transactions	(48)	(451)	(4,991)	(5,142)	(1,521)	(7,917)	104
Net increase (decrease) in net assets	49	(154)	(3,397)	(4,394)	22,165	11,302	496
Net assets, beginning of year	492	1,169	33,926	36,836	145,841	153,568	2,970
Net assets, end of year	$541	$1,015	$30,529	$32,442	$168,006	$164,870	$3,466

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	Van Kampen	Van Kampen	Van Kampen			Van Kampen	Lord Abbett
	UIF Equity &	Government	Emerging	Van Kampen	Van Kampen	Growth &	Growth &
	Income II	Portfolio II	Growth II	Enterprise II	Comstock II	Income II	Income
From operations
Net investment income (loss)	$(290)	$109	$(32)	$(30)	$(138)	$(91)	$(252)
Net realized gain (loss) on investments	23	4	4	2	3	1	1,344
Net unrealized appreciation (depreciation) of investments during the period	3,432	38	290	209	4,697	2,668	14,616
Net increase (decrease) in net assets resulting from operations	3,165	151	262	181	4,562	2,578	15,708
From variable annuity contract transactions
Contract owners’ net payments	10,280	1,679	1,248	1,075	15,692	9,252	20,347
Contract maintenance fees	(6)	(1)	(1)	(1)	(5)	(3)	(38)
Surrenders	(1,268)	(386)	(144)	(104)	(676)	(433)	(9,501)
Death benefits	(133)	(8)	(43)	(53)	(232)	(219)	(1,225)
Transfers (to) from other portfolios	17,452	2,491	1,727	1,777	15,972	9,014	33,048
Net increase in net assets resulting from variable annuity policy transactions	26,325	3,775	2,787	2,694	30,751	17,611	42,631
Net increase (decrease) in net assets	29,490	3,926	3,049	2,875	35,313	20,189	58,339
Net assets, beginning of year	12,215	3,650	1,530	1,649	9,138	6,771	105,248
Net assets, end of year	$41,705	$7,576	$4,579	$4,524	$44,451	$26,960	$163,587

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Fidelity	Fidelity	Fidelity
	Bond	Mid-Cap	Growth	America’s	Index 500	Growth	Contrafund
	Debenture	Value	Opportunities	Value	Portfolio SC2	Portfolio SC2	Portfolio SC2
From operations
Net investment income (loss)	$4,250	$(672)	$(52)	$204	$0	$0	$0
Net realized gain (loss) on investments	1,256	1,479	1	9	0	0	0
Net unrealized appreciation (depreciation) of investments during the period	729	17,149	710	1,696	0	2	4
Net increase (decrease) in net assets resulting from operations	6,235	17,956	659	1,909	0	2	4
From variable annuity contract transactions
Contract owners’ net payments	11,845	12,487	2,455	6,847	2	27	56
Contract maintenance fees	(25)	(22)	(1)	(2)	0	0	0
Surrenders	(7,405)	(5,425)	(279)	(645)	0	0	0
Death benefits	(863)	(662)	(17)	(182)	0	0	0
Transfers (to) from other portfolios	18,482	21,329	2,683	10,114	0	0	0
Net increase in net assets resulting from variable annuity policy transactions	22,034	27,707	4,841	16,132	2	27	56
Net increase (decrease) in net assets	28,269	45,663	5,500	18,041	2	29	60
Net assets, beginning of year	78,975	62,268	2,049	3,237	0	0	0
Net assets, end of year	$107,244	$107,931	$7,549	$21,278	$2	$29	$60

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

		Fidelity	Fidelity
	Fidelity	Equity	Investment
	Mid Cap SC2	Income SC2	Grade Bonds SC2	Total
From operations
Net investment income (loss)	$0	$0	$0	$1,810
Net realized gain (loss) on investments	0	0	0	(5,973)
Net unrealized appreciation (depreciation) of investments during the period	1	0	0	237,756
Net increase (decrease) in net assets resulting from operations	1	0	0	233,593
From variable annuity contract transactions
Contract owners’ net payments	1	0	37	135,444
Contract maintenance fees	0	0	0	(893)
Surrenders	0	0	0	(202,485)
Death benefits	0	0	0	(23,646)
Transfers (to) from other portfolios	3	5	1	139,569
Net increase in net assets resulting from variable annuity policy transactions	4	5	38	47,989
Net increase (decrease) in net assets	5	5	38	281,582
Net assets, beginning of year	0	0	0	1,929,896
Net assets, end of year	$5	$5	$38	$2,211,478

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2003
(In Thousands)

		Goldman		Goldman	Goldman
		Sachs	Goldman	Sachs	Sachs	Goldman
	PIC	Growth	Sachs	CORE	CORE	Sachs	Goldman Sachs
	Global	&	International	US	Small	Capital	Mid-Cap
	Income	Income	Equity	Equity	Cap	Growth	Value
From operations
Net investment income (loss)	$2,683	$3,257	$2,785	$174	$(5)	$(363)	$0
Net realized gain (loss) on investments	(1,675)	(2,394)	(7,648)	(10,347)	35,813	(6,016)	0
Net unrealized appreciation (depreciation) of investments during the period	(60)	32,296	26,203	48,366	(5,968)	30,363	0
Net increase (decrease) in net assets resulting from operations	948	33,159	21,340	38,193	29,840	23,984	0
From variable annuity contract transactions
Contract owners’ net payments	1,962	3,700	1,239	2,379	1,813	2,524	21
Contract maintenance fees	(27)	(102)	(50)	(101)	(52)	(80)	0
Surrenders	(5,560)	(12,663)	(5,817)	(12,618)	(6,765)	(8,353)	0
Death benefits	(1,300)	(2,832)	(1,174)	(2,433)	(1,303)	(1,554)	0
Transfers (to) from other portfolios	(49,767)	7,316	(3,173)	(8,496)	2,925	253	7
Net increase (decrease) in net assets resulting from variable annuity policy transactions	(54,692)	(4,581)	(8,975)	(21,269)	(3,382)	(7,210)	28
Net increase (decrease) in net assets	(53,744)	28,578	12,365	16,924	26,458	16,774	28
Net assets, beginning of year	53,744	147,067	70,867	149,357	79,424	111,630	0
Net assets, end of year	$0	$175,645	$83,232	$166,281	$105,882	$128,404	$28

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2003
(In Thousands)

	Calvert
	Social
	Small	Calvert	MFS		MFS	MFS	MFS
	Cap	Social	Emerging	MFS	Investors	Total	New
	Growth	Balanced	Growth	Research	Trust	Return	Discovery
From operations
Net investment income (loss)	$1	$40	$(285)	$(240)	$(353)	$412	$(146)
Net realized gain (loss) on investments	(10)	(329)	(3,026)	(4,066)	(2,966)	209	(608)
Net unrealized appreciation (depreciation) of investments during the period	660	1,766	8,298	11,214	12,814	15,923	3,615
Net increase (decrease) in net assets resulting from operations	651	1,477	4,987	6,908	9,495	16,544	2,861
From variable annuity contract transactions
Contract owners’ net payments	23	71	119	166	426	2,365	112
Contract maintenance fees	(1)	(7)	(20)	(26)	(30)	(48)	(7)
Surrenders	(66)	(450)	(1,627)	(2,265)	(3,744)	(7,024)	(857)
Death benefits	(3)	(150)	(307)	(334)	(1,194)	(1,747)	(84)
Transfers (to) from other portfolios	(122)	(683)	(1,703)	(3,442)	(2,220)	29,722	348
Net increase (decrease) in net assets resulting from variable annuity policy transactions	(169)	(1,219)	(3,538)	(5,901)	(6,762)	23,268	(488)
Net increase (decrease) in net assets	482	258	1,449	1,007	2,733	39,812	2,373
Net assets, beginning of year	1,835	9,121	19,979	34,332	51,351	92,390	9,723
Net assets, end of year	$2,317	$9,379	$21,428	$35,339	$54,084	$132,202	$12,096

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2003
(In Thousands)

		MFS
		Investors	MFS		MFS	MFS	MFS
	MFS	Growth	Emerging	MFS	Investors	Total	New Discovery
	Utilities	Stock	Growth SC	Research SC	Trust SC	Return SC	SC
From operations
Net investment income (loss)	$78	$(162)	$0	$0	$(2)	$(17)	$(1)
Net realized gain (loss) on investments	(629)	(250)	1	1	0	1	(4)
Net unrealized appreciation (depreciation) of investments during the period	3,138	2,703	3	6	36	334	17
Net increase (decrease) in net assets resulting from operations	2,587	2,291	4	7	34	318	12
From variable annuity contract transactions
Contract owners’ net payments	128	186	75	74	365	3,400	255
Contract maintenance fees	(5)	(6)	0	0	0	0	0
Surrenders	(673)	(1,261)	(26)	(26)	(1)	(136)	(6)
Death benefits	(114)	(217)	0	0	0	(60)	0
Transfers (to) from other portfolios	160	1,323	54	35	168	2,870	57
Net increase (decrease) in net assets resulting from variable annuity policy transactions	(504)	25	103	83	532	6,074	306
Net increase (decrease) in net assets	2,083	2,316	107	90	566	6,392	318
Net assets, beginning of year	8,187	10,916	0	0	0	0	0
Net assets, end of year	$10,270	$13,232	$107	$90	$566	$6,392	$318

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2003
(In Thousands)

		MFS
		Investors	Oppenheimer	Oppenheimer	Oppenheimer		Oppenheimer
	MFS	Growth	Money	Aggressive	Capital	Oppenheimer	Strategic
	Utilities SC	Stock SC	Fund	Growth	Appreciation	Main Street	Bond
From operations
Net investment income (loss)	$0	$(2)	$(112)	$(219)	$(527)	$(244)	2,419
Net realized gain (loss) on investments	0	0	—	(3,087)	(4,048)	(3,078)	470
Net unrealized appreciation (depreciation) of investments during the period	13	24	—	6,574	18,616	17,380	5,070
Net increase (decrease) in net assets resulting from operations	13	22	(112)	3,268	14,041	14,058	7,959
From variable annuity contract transactions
Contract owners’ net payments	86	431	2,889	174	788	785	566
Contract maintenance fees	0	0	(10)	(17)	(38)	(37)	(25)
Surrenders	0	(8)	(11,096)	(1,225)	(3,968)	(4,762)	(4,677)
Death benefits	0	0	(398)	(179)	(621)	(923)	(1,288)
Transfers (to) from other portfolios	58	142	(694)	(1,318)	933	(2,031)	51,892
Net increase in net assets resulting from variable annuity policy transactions	144	565	(9,309)	(2,565)	(2,906)	(6,968)	46,468
Net increase in net assets	157	587	(9,421)	703	11,135	7,090	54,427
Net assets, beginning of year	0	0	23,299	15,474	50,723	61,479	44,876
Net assets, end of year	$157	$587	$13,878	$16,177	$61,858	$68,569	$99,303

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2003
(In Thousands)

				Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Capital	Oppenheimer	Oppenheimer	Oppenheimer
	Global	High	Aggressive	Appreciation	Main Street	Strategic	Global
	Securities	Income	Growth SC	SC	SC	Bond SC	Securities SC
From operations
Net investment income (loss)	$ (134)	$ 659	$ (0)	$ (3)	$ (3)	$ (4)	$ (1)
Net realized gain (loss) on investments	(1,046)	36	0	0	1	1	10
Net unrealized appreciation (depreciation) of investments during the period	9,462	1,987	1	77	79	62	48
Net increase (decrease) in net assets resulting from operations	8,282	2,682	1	74	77	59	57
From variable annuity contract transactions
Contract owners’ net payments	443	615	56	594	716	892	285
Contract maintenance fees	(12)	(5)	0	0	0	0	0
Surrenders	(1,450)	(1,448)	0	(5)	(58)	(121)	(402)
Death benefits	(195)	(206)	0	0	0	0	0
Transfers (to) from other portfolios	668	5,132	13	394	314	1,205	523
Net increase in net assets resulting from variable annuity policy transactions	(546)	4,088	69	983	972	1,976	406
Net increase (decrease) in net assets	7,736	6,770	70	1,057	1,049	2,035	463
Net assets, beginning of year	20,830	9,687	0	0	0	0	0
Net assets, end of year	$ 28,566	$ 16,457	$ 70	$ 1,057	$ 1,049	$ 2,035	$ 463

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2003
(In Thousands)

				Van Kampen			Van Kampen
	Oppenheimer	Van Eck	Van Eck	Emerging	Van Kampen	Van Kampen	Growth &
	High Income SC	Hard Asset	Real Estate	Growth	Enterprise	Comstock	Income
From operations
Net investment income (loss)	$ (3)	$ (5)	$ 9	$ (376)	$ (248)	$ (332)	$ (454)
Net realized gain (loss) on investments	1	(30)	3	(903)	(180)	(43)	132
Net unrealized appreciation (depreciation) of investments during the period	39	183	287	8,057	7,596	31,482	31,223
Net increase (decrease) in net assets resulting from operations	37	148	299	6,778	7,168	31,107	30,901
From variable annuity contract transactions
Contract owners’ net payments	608	0	5	629	631	2,778	2,610
Contract maintenance fees	0	0	0	(17)	(14)	(47)	(46)
Surrenders	(207)	(28)	(86)	(1,651)	(1,886)	(6,344)	(7,384)
Death benefits	0	0	(4)	(340)	(501)	(1,318)	(1,459)
Transfers (to) from other portfolios	408	(246)	(108)	2,263	3,034	30,384	31,494
Net increase in net assets resulting from variable annuity policy transactions	809	(274)	(193)	884	1,264	25,453	25,215
Net increase (decrease) in net assets	846	(126)	106	7,662	8,432	56,560	56,116
Net assets, beginning of year	0	618	1,063	26,264	28,404	89,281	97,452
Net assets, end of year	$ 846	$ 492	$ 1,169	$ 33,926	$ 36,836	$ 145,841	$ 153,568

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2003
(In Thousands)

	Van Kampen	Van Kampen	Van Kampen	Van Kampen			Van Kampen
	Aggressive	UIF Equity	Government	Emerging	Van Kampen	Van Kampen	Growth &
	Growth	& Income II	Portfolio II	Growth II	Enterprise II	Comstock II	Income II
From operations
Net investment income (loss)	$ (27)	$ 18	$ (8)	$ (4)	$ (4)	$ (21)	$ (17)
Net realized gain (loss) on investments	(24)	33	3	0	0	0	0
Net unrealized appreciation (depreciation) of investments during the period	662	764	28	65	112	739	582
Net increase (decrease) in net assets resulting from operations	611	815	23	61	108	718	565
From variable annuity contract transactions
Contract owners’ net payments	164	3,117	509	752	896	5,061	3,617
Contract maintenance fees	(1)	0	0	0	0	0	0
Surrenders	(237)	(123)	(339)	(16)	(4)	(42)	(24)
Death benefits	(51)	(40)	0	(6)	(15)	(61)	(15)
Transfers (to) from other portfolios	956	8,446	3,457	739	664	3,462	2,628
Net increase in net assets resulting from variable annuity policy transactions	831	11,400	3,627	1,469	1,541	8,420	6,206
Net increase (decrease) in net assets	1,442	12,215	3,650	1,530	1,649	9,138	6,771
Net assets, beginning of year	1,528	0	0	0	0	0	0
Net assets, end of year	$ 2,970	$ 12,215	$ 3,650	$ 1,530	$ 1,649	$ 9,138	$ 6,771

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2003
(In Thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett
	Growth &	Bond	Mid-Cap	Growth	America’s
	Income	Debenture	Value	Opportunities	Value	Total
From operations
Net investment income (loss)	$(157)	$2,383	$(164)	$(5)	$26	$10,296
Net realized gain (loss) on investments	7	658	597	4	24	(14,402)
Net unrealized appreciation (depreciation) of investments during the period	19,177	4,387	9,764	112	206	366,585
Net increase (decrease) in net assets resulting from operations	19,027	7,428	10,197	111	256	362,479
From variable annuity contract transactions
Contract owners’ net payments	9,647	7,488	6,448	779	1,367	77,829
Contract maintenance fees	(21)	(14)	(11)	0	0	(877)
Surrenders	(3,159)	(3,716)	(1,730)	(46)	(16)	(126,196)
Death benefits	(615)	(440)	(378)	(9)	(8)	(23,876)
Transfers (to) from other portfolios	49,891	48,984	29,157	1,214	1,638	251,328
Net increase in net assets resulting from variable annuity policy transactions	55,743	52,302	33,486	1,938	2,981	178,208
Net increase (decrease) in net assets	74,770	59,730	43,683	2,049	3,237	540,687
Net assets, beginning of year	30,478	19,245	18,585	0	0	1,389,209
Net assets, end of year	$105,248	$78,975	$62,268	$2,049	$3,237	$1,929,896

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

1.   ORGANIZATION

The Protective Variable Annuity Separate Account (Separate Account) was established by Protective Life Insurance Company (Protective Life) under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

At December 31, 2002, the Separate Account was comprised of six proprietary subaccounts and twenty-six independent subaccounts. The six proprietary subaccounts were the PIC Growth and Income, PIC International Equity, PIC Global Income, PIC Small Cap Value, PIC CORE US Equity, and PIC Capital Growth sub-accounts. Funds are transferred to Protective Investment Company (the Fund) in exchange for shares of the corresponding portfolio of the Fund. The twenty-six independent subaccounts were the Calvert Social Small Cap Growth, Calvert Social Balanced, MFS Emerging Growth, MFS Research, MFS Investors Trust, MFS Total Return, MFS New Discovery, MFS Utilities, MFS Investors Growth Stock, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer Money Fund, Oppenheimer Strategic Bond, Oppenheimer Global Securities, Oppenheimer High Income, Van Eck Hard Asset, Van Eck Real Estate, Van Kampen Emerging Growth, Van Kampen Enterprise, Van Kampen Comstock, Van Kampen Growth and Income, Van Kampen Aggressive Growth, Lord Abbett Growth and Income, Lord Abbett Bond Debenture, and Lord Abbett Mid-Cap Value.

During the year ended December 31, 2002, the following subaccounts were closed and balances were transferred to other subaccounts in accordance with contract owner instructions: Van Kampen Strategic Stock, Van Kampen Asset Allocation and Goldman Sachs Internet Tollkeeper.

On June 2, 2003, the Separate Account began offering the following twenty-two independent subaccounts with sales beginning on that date: MFS Emerging Growth SC, MFS Research SC, MFS Investors Trust SC, MFS Total Return SC, MFS New Discovery SC, MFS Utilities SC, MFS Investors Growth Stock SC, Oppenheimer Aggressive Growth SC, Oppenheimer Capital Appreciation SC, Oppenheimer Main Street SC, Oppenheimer Strategic Bond SC, Oppenheimer Global Securities SC, Oppenheimer High Income SC, Van Eck UIF Equity & Income II, Van Kampen Government Portfolio II, Van Kampen Emerging Growth II, Van Kampen Enterprise II, Van Kampen Comstock II, Van Kampen Growth & Income II, Lord Abbett Growth Opportunities and Lord Abbett America’s Value.

On December 19, 2003, the Separate Account began offering the Goldman Sachs Mid Cap Value subaccount with sales beginning on that date.

On December 9, 2003, shareholders of each of the following funds, PIC Growth and Income Fund, PIC International Equity Fund, PIC Small Cap Value Fund, PIC CORE U.S. Equity Fund and the PIC Capital Growth Fund (each a “Fund” and together, the “Funds”), approved an Agreement and Plan of Reorganization on behalf of each Fund and Goldman Sachs Variable Insurance Trust (GSVIT) on behalf of each of its acquiring investment portfolios (each, a “GSVIT Fund” and collectively, the “GSVIT Funds”). The Reorganization Agreement provided for the acquisition of substantially all of the assets, and the assumption of substantially all of the liabilities, of each Fund by its corresponding GSVIT Fund in

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

1.   ORGANIZATION — (Continued)

exchange for shares of the GSVIT Fund, followed by the distribution of those shares to the shareholders of the Fund and the subsequent liquidation of the Fund. Such assets and liabilities of each of the following Funds were acquired or assumed by the corresponding GSVIT Fund as noted below:

Funds	GSVIT Funds
PIC Growth and Income Fund	Goldman Sachs Growth and Income Fund
PIC International Equity Fund	Goldman Sachs International Equity Fund
PIC Small Cap Value Fund	Goldman Sachs CORE Small Cap Equity Fund
PIC CORE U.S. Equity Fund	Goldman Sachs CORE U.S. Equity Fund
PIC Capital Growth Fund	Goldman Sachs Capital Growth Fund

Also on December 9, 2003, contract owners of the PIC Global Income Fund approved a plan to liquidate the assets of the PIC Global Income Fund and transfer the liquidation proceeds to the Oppenheimer Strategic Bond subaccount.

On September 1, 2004, the Separate Account began offering the Fidelity Index 500 SC2, Fidelity Growth SC2, Fidelity Contrafund SC2, Fidelity MidCap SC2, Fidelity Equity Income SC2 and Fidelity Investment Grade Bonds SC2 subaccounts with sales beginning on that date.

Gross premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (see Note 5). The Separate Account’s assets are the property of Protective Life.

Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life’s General Account. The assets of Protective Life’s General Account support its insurance and annuity obligations and are subject to Protective Life’s general liabilities from business operations. The Guaranteed Account balance as of December 31, 2004 was approximately $229.6 million.

Transfers to/from other portfolios, included in the statement of changes in net assets, include transfers between the individual subaccounts and the Guaranteed Account.

2.   SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation — Investments are made in shares and are valued at the net asset values of the respective portfolios. The net assets of each sub-account of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

Realized Gains and Losses — Realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions — Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions are from net investment income and net realized gains recorded in the financial statements of the underlying investment company.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes — The results of the operations of the Separate Account are included in the federal income tax return of Protective Life Corporation (parent of Protective Life). Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

3.   INVESTMENTS

At December 31, 2004, the investments by the respective subaccounts were as follows (in thousands, except share data):

	2004
	Shares	Cost	Market Value
Goldman Sachs Growth & Income	16,314,632	$141,895	$191,044
Goldman Sachs International Equity	7,870,583	84,308	83,664
Goldman Sachs CORE U.S. Equity	12,765,226	120,399	158,544
Goldman Sachs CORE Small Cap Equity	7,535,443	93,799	108,510
Goldman Sachs Capital Growth	11,426,349	100,438	118,720
Goldman Sachs Mid Cap Value Fund	416,173	6,175	6,359
Calvert Social Small Cap Growth	126,891	1,600	2,132
Calvert Social Balanced	4,545,291	9,504	8,509
MFS Emerging Growth	1,074,527	22,566	18,826
MFS Research	2,155,669	38,546	32,982
MFS Investors Trust	2,680,104	50,758	48,456
MFS Total Return	6,285,592	112,042	134,700
MFS New Discovery	683,179	11,243	10,159
MFS Utility	634,863	13,661	12,983
MFS Investors Growth Stock	1,285,136	15,059	12,222
MFS Emerging Growth SC	18,656	289	324
MFS Research SC	16,486	217	251
MFS Investors Trust SC	71,796	1,141	1,292
MFS Total Return SC	1,074,926	20,907	22,842
MFS New Discovery SC	49,578	674	729
MFS Utility SC	46,570	805	946
MFS Investors Growth Stock SC	139,639	1,180	1,304
Oppenheimer Money Fund	11,780,719	11,781	11,781
Oppenheimer Aggresive Growth	363,137	19,507	15,967
Oppenheimer Capital Appreciation	1,506,819	57,021	55,737
Oppenheimer Main Street Growth & Income	2,983,028	62,358	62,166
Oppenheimer Strategic Bond	16,511,059	80,760	86,023
Oppenheimer Global Securities	1,040,213	29,550	30,697
Oppenheimer High Income	1,844,149	15,629	16,229
Oppenheimer Aggresive Growth SC	6,293	241	275
Oppenheimer Capital Appreciation SC	94,466	3,192	3,470
Oppenheimer Main Street Growth & Income SC	134,399	2,520	2,782
Oppenheimer Strategic Bond SC	1,064,550	5,360	5,631
Oppenheimer Global Securities SC	128,472	3,236	3,768
Oppenheimer High IncomeSC	349,569	2,922	3,062
Van Eck Worldwide Hard Assets Fund	29,441	328	541
Van Eck Worldwide Real Estate Fund	57,169	572	1,015
Van Kampen Emerging Growth	1,173,280	44,552	30,529

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

3.   INVESTMENTS — (Continued)

	2004
	Shares	Cost	Market Value
Van Kampen Enterprise	2,385,440	40,685	32,442
Van Kampen Comstock	12,236,408	131,497	168,006
Van Kampen Growth & Income	8,533,622	131,485	164,870
Van Kampen Aggressive Growth II	713,252	3,364	3,466
Van Kampen UIF Equity & Income II	3,215,475	37,510	41,705
Van Kampen Government Portfolio II	799,165	7,510	7,576
Van Kampen Emerging Growth II	177,220	4,226	4,579
Van Kampen Enterprise II	332,672	4,207	4,524
Van Kampen Comstock II	3,246,987	39,015	44,451
Van Kampen Growth and Income II	1,397,596	23,709	26,960
Lord Abbett Growth & Income	6,018,643	131,398	163,587
Lord Abbett Bond Debenture	8,899,918	101,894	107,244
Lord Abbett Mid-Cap Value	5,191,496	81,685	107,931
Lord Abbett Growth Opportunities	567,583	6,726	7,549
Lord Abbett America’s Value	1,538,529	19,376	21,278
Fidelity Index 500 Portfolio SC2	17	5	2
Fidelity Growth Portfolio SC2	912	56	29
Fidelity Contrafund Portfolio SC2	2,281	2	60
Fidelity Mid Cap SC2	180	38	5
Fidelity Equity Income SC2	203	27	5
Fidelity Investment Grade Bonds SC2	2,918	5	38
	171,544,589	$1,951,153	$2,211,478

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

3.   INVESTMENTS — (Continued)

During the year ended December 31, 2004, transactions in shares were as follows (in thousands, except share data):

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs CORE US Equity	Goldman Sachs CORE Small Cap	Goldman Sachs Capital Growth	Goldman Sachs Mid-Cap Value	Calvert Social Small Cap Growth
Shares purchased	232,684	120,555	5,657	136,943	53,753	401,543	1,996
Shares received from reinvestment of dividends	234,633	86,048	135,040	356,700	78,792	35,776	0
Total shares acquired	467,317	206,603	140,697	493,643	132,545	437,319	1,996
Shares redeemed	(1,717,232)	(1,124,997)	(2,602,676)	(1,109,228)	(2,095,517)	(23,249)	(27,453)
Net increase (decrease) in shares owned	(1,249,915)	(918,394)	(2,461,979)	(615,585)	(1,962,972)	414,070	(25,457)
Shares owned, beginning of period	17,564,547	8,788,977	15,227,205	8,151,028	13,389,321	2,103	152,348
Shares owned, end of period	16,314,632	7,870,583	12,765,226	7,535,443	11,426,349	416,173	126,891
Cost of shares acquired	$16,113	$6,086	$4,977	$13,228	$6,096	$6,763	$33
Cost of shares redeemed	$(27,066)	$(18,284)	$(35,398)	$(20,341)	$(28,217)	$(616)	$(381)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Investors Trust	MFS Total Return	MFS New Discovery	MFS Utilities
Shares purchased	26,423	5,863	16,370	12,539	104,021	28,517	89,444
Shares received from reinvestment of dividends	74,424	0	27,156	20,035	113,733	0	9,571
Total shares acquired	100,847	5,863	43,526	32,574	217,754	28,517	99,015
Shares redeemed	(890,610)	(312,895)	(534,995)	(662,380)	(684,034)	(211,825)	(108,012)
Net increase (decrease) in shares owned	(789,763)	(307,032)	(491,469)	(629,806)	(466,280)	(183,308)	(8,997)
Shares owned, beginning of period	5,335,054	1,381,559	2,647,138	3,309,910	6,751,872	866,487	643,860
Shares owned, end of period	4,545,291	1,074,527	2,155,669	2,680,104	6,285,592	683,179	634,863
Cost of shares acquired	$205	$300	$876	$1,058	$8,533	$697	$2,085
Cost of shares redeemed	$(1,885)	$(7,599)	$(10,249)	$(13,357)	$(17,000)	$(3,689)	$(2,265)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

3.   INVESTMENTS — (Continued)

	MFS Investors Growth	MFS Emerging	MFS	MFS Investors	MFS Total	MFS New	MFS
	Stock	Growth SC	Research SC	Trust SC	Return SC	Discovery SC	Utilities SC
Shares purchased	48,332	13,215	9,982	42,912	749,164	32,596	39,534
Shares received from reinvestment of dividends	0	0	88	225	8,833	0	252
Total shares acquired	48,332	13,215	10,070	43,137	757,997	32,596	39,786
Shares redeemed	(282,345)	(1,476)	(326)	(6,135)	(11,882)	(5,997)	(3,139)
Net increase (decrease) in shares owned	(234,013)	11,739	9,744	37,002	746,115	26,599	36,647
Shares owned, beginning of period	1,519,149	6,917	6,742	34,794	328,811	22,979	9,923
Shares owned, end of period	1,285,136	18,656	16,486	71,796	1,074,926	49,578	46,570
Cost of shares acquired	$757	$211	$144	$734	$15,627	$458	$728
Cost of shares redeemed	$(2,988)	$(25)	$(10)	$(124)	$(778)	$(86)	$(67)

	Investors Growth Stock SS	Oppenheimer Money Fund	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main Street	Oppenheimer Strategic Bond	Oppenheimer Global Securities
Shares purchased	84,271	14,131,267	6,359	12,757	26,745	167,417	55,354
Shares received from reinvestment of dividends	0	133,106	0	5,516	29,498	1,008,537	14,451
Total shares acquired	84,271	14,264,373	6,359	18,273	56,243	1,175,954	69,805
Shares redeemed	(13,200)	(16,361,309)	(83,880)	(294,119)	(644,521)	(4,328,757)	(168,571)
Net increase in shares owned	71,071	(2,096,936)	(77,521)	(275,846)	(588,278)	(3,152,803)	(98,766)
Shares owned, beginning of period	68,568	13,877,655	440,658	1,782,665	3,571,306	19,663,862	1,138,979
Shares owned, end of period	139,639	11,780,719	363,137	1,506,819	2,983,028	16,511,059	1,040,213
Cost of shares acquired	$769	$14,264	$410	$1,788	$1,953	$7,816	$2,894
Cost of shares redeemed	$(153)	$(16,361)	$(4,320)	$(12,254)	$(14,360)	$(23,640)	$(5,680)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

3.   INVESTMENTS — (Continued)

	Oppenheimer High Income	Oppenheimer Aggressive Growth SC	Capital Appreciation SC	Oppenheimer Main Street SC	Oppenheimer Strategic Bond SC	Oppenheimer Global Securities SC	Oppenheimer High Income SC
Shares purchased	256,283	4,835	66,269	86,473	742,354	112,168	279,439
Shares received from reinvestment of dividends	127,644	0	110	526	31,758	450	10,724
Total shares acquired	383,927	4,835	66,379	86,999	774,112	112,618	290,163
Shares redeemed	(451,167)	(470)	(2,529)	(7,536)	(106,295)	(2,684)	(39,232)
Net (decrease) increase in shares owned	(67,240)	4,365	63,850	79,463	667,817	109,934	250,931
Shares owned, beginning of period	1,911,389	1,928	30,616	54,936	396,733	18,538	98,638
Shares owned, end of period	1,844,149	6,293	94,466	134,399	1,064,550	128,472	349,569
Cost of shares acquired	$4,182	$190	$2,461	$1,804	$4,271	$2,997	$2,660
Cost of shares redeemed	$(4,609)	$(18)	$(249)	$(254)	$(885)	$(175)	$(546)

	Van Eck WW Hard Asset	Van Eck WW Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth
Shares purchased	81	1,469	14,387	19,995	400,026	132,661	165,754
Shares received from reinvestment of dividends	135	1,381	—	10,374	128,233	89,594	—
Total shares acquired	216	2,850	14,387	30,369	528,259	222,255	165,754
Shares redeemed	(3,834)	(33,951)	(236,679)	(452,555)	(672,254)	(690,293)	(154,636)
Net (decrease) increase in shares owned	(3,618)	(31,101)	(222,292)	(422,186)	(143,995)	(468,038)	11,118
Shares owned, beginning of period	33,059	88,270	1,395,572	2,807,626	12,380,403	9,001,660	702,134
Shares owned, end of period	29,441	57,169	1,173,280	2,385,440	12,236,408	8,533,622	713,252
Cost of shares acquired	$4	$41	$861	$1,212	$11,270	$7,946	$941
Cost of shares redeemed	$(44)	$(380)	$(8,047)	$(6,732)	$(12,704)	$(14,463)	$(853)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

3.   INVESTMENTS — (Continued)

	Van Kampen UIF Equity & Income II	Van Kampen Government Portfolio II	Van Kampen Emerging Growth II	Van Kampen Enterprise II	Van Kampen Comstock II	Van Kampen Growth & Income II	Lord Abbett Growth & Income
Shares purchased	2,171,363	529,403	122,064	220,267	2,463,472	1,002,171	1,666,440
Shares received from reinvestment of dividends	1,669	18,328	0	242	9,584	4,354	95,840
Total shares acquired	2,173,032	547,731	122,064	220,509	2,473,056	1,006,525	1,762,280
Shares redeemed	(6,945)	(130,798)	(8,051)	(13,502)	(3,799)	(6,506)	(35,956)
Net (decrease) increase in shares owned	2,166,087	416,933	114,013	207,007	2,469,257	1,000,019	1,726,324
Shares owned, beginning of period	1,049,388	382,232	63,207	125,665	777,730	397,577	4,292,319
Shares owned, end of period	3,215,475	799,165	177,220	332,672	3,246,987	1,397,596	6,018,643
Cost of shares acquired	$27,729	$5,679	$3,133	$3,024	$31,439	$18,329	$50,908
Cost of shares redeemed	$(1,671)	$(1,791)	$(372)	$(354)	$(823)	$(808)	$(7,184)

	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abbett America’s Value	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2
Shares purchased	2,062,687	1,488,777	409,094	1,259,697	17	914	2,286
Shares received from reinvestment of dividends	545,406	84,416	142	23,789	—	—	—
Total shares acquired	2,608,093	1,573,193	409,236	1,283,486	17	914	2,286
Shares redeemed	(344,738)	(35,919)	(12,982)	(13,152)	—	(2)	(5)
Net (decrease) increase in shares owned	2,263,355	1,537,274	396,254	1,270,334	17	912	2,281
Shares owned, beginning of period	6,636,563	3,654,222	171,329	268,195	0	—	—
Shares owned, end of period	8,899,918	5,191,496	567,583	1,538,529	17	912	2,281
Cost of shares acquired	$40,480	$33,886	$5,276	$17,409	$2	27	57
Cost of shares redeemed	$(12,941)	$(5,372)	$(487)	$(1,064)	$—	—	—

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

3.   INVESTMENTS — (Continued)

	Fidelity MidCap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Total
Shares purchased	180	203	2,920	32,340,362
Shares received from reinvestment of dividends	—	—	—	3,557,113
Total shares acquired	180	203	2,920	35,897,475
Shares redeemed	—	—	(2)	(37,777,232)
Net (decrease) increase in shares owned	180	203	2,918	(1,879,757)
Shares owned, beginning of period	—	—	—	173,424,346
Shares owned, end of period	180	203	2,918	171,544,589
Cost of shares acquired	$5	$5	$38	$393,869
Cost of shares redeemed	$—	$—	$—	$(350,019)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

4.   FINANCIAL HIGHLIGHTS

	As of December 31, 2004				For the Year Ended December 31, 2004
	Units (000’s)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000’s)	Investment Income Ratio*	Expense Ratio Lowest**	Expense Ratio Highest**	Total Return Lowest***	Total Return Highest***
Goldman Sachs Growth & Income	9,969,312	10.95	67.66	191,044	1.52%	0.70%	1.80%	10.95%	17.97%
Goldman Sachs International Equity	5,333,548	9.67	74.6	83,664	1.12%	0.70%	1.80%	11.44%	18.76%
Goldman Sachs CORE U.S. Equity	6,488,195	9.9	79.59	158,544	1.05%	0.70%	1.80%	11.78%	14.14%
Goldman Sachs CORE Small Cap Equity	4,088,598	11.52	120.62	108,510	0.18%	0.70%	1.80%	14.33%	20.22%
Goldman Sachs Capital Growth	6,355,696	9.21	78.9	118,720	0.67%	0.70%	1.80%	7.13%	9.06%
Goldman Sachs Mid Cap Value Fund	5,333,548	9.67	74.6	6,359	1.39%	0.70%	1.80%	16.21%	25.01%
Calvert Social Small Cap Growth	135,471	15.41	93.47	2,132	0.00%	0.70%	1.80%	8.47%	9.68%
Calvert Social Balanced	639,336	10.63	80.2	8,509	1.57%	0.70%	1.80%	6.31%	7.50%
MFS Emerging Growth	1,515,433	7.81	66.92	18,826	0.00%	0.70%	1.80%	10.93%	12.17%
MFS Research	2,716,649	9.2	70.54	32,982	1.10%	0.70%	1.80%	13.77%	15.04%
MFS Investors Trust	4,113,087	9.06	68.01	48,456	0.65%	0.70%	1.80%	9.35%	10.58%
MFS Total Return	8,481,115	13.64	101.26	134,700	1.68%	0.70%	1.80%	9.32%	10.54%
MFS New Discovery	600,731	13.1	110.86	10,159	0.00%	0.70%	1.80%	4.60%	5.77%
MFS Utility	923,945	12.86	101.69	12,983	1.45%	0.70%	1.80%	27.86%	29.29%
MFS Investors Growth Stock	2,012,790	5.96	48.03	12,222	0.00%	0.70%	1.80%	7.22%	8.42%
MFS Emerging Growth SC	34,414	7.78	12.76	324	0.00%	0.70%	1.80%	10.69%	17.09%
MFS Research SC	22,614	9.16	12.37	251	0.75%	0.70%	1.80%	13.49%	14.76%
MFS Investors Trust SC	120,596	9.03	12.21	1,292	0.39%	0.70%	1.80%	9.13%	12.92%
MFS Total Return SC	1,593,206	11.08	16.68	22,842	1.24%	0.70%	1.80%	7.89%	11.17%
MFS New Discovery SC	43,187	10.67	17.33	729	0.00%	0.70%	1.80%	4.30%	17.85%
MFS Utility SC	69,604	12.72	14.24	946	1.00%	0.70%	1.80%	18.50%	28.94%
MFS Investors Growth Stock SC	213,309	5.93	11.15	1,304	0.00%	0.70%	1.80%	7.03%	11.77%
Oppenheimer Money Fund	9,243,820	1.1	80.83	11,781	0.99%	0.70%	1.80%	(.83)%	.35%
Oppenheimer Aggresive Growth	1,188,197	9.18	79.08	15,967	0.00%	0.70%	1.80%	17.62%	18.94%
Oppenheimer Capital Appreciation	3,719,140	10.76	91	55,737	0.33%	0.70%	1.80%	5.01%	6.19%
Oppenheimer Main Street Growth & Income	5,086,654	9.51	68.35	62,166	0.88%	0.70%	1.80%	7.49%	8.69%
Oppenheimer Strategic Bond	5,859,728	14.41	100.14	86,023	5.39%	0.70%	1.80%	6.72%	7.91%
Oppenheimer Global Securities	1,590,032	15.82	130.78	30,697	1.29%	0.70%	1.80%	17.02%	18.33%
Oppenheimer High Income	1,257,416	12.38	90.78	16,229	6.50%	0.70%	1.80%	7.01%	8.20%
Oppenheimer Aggresive Growth SC	22,664	9.15	13.64	275	0.00%	0.70%	1.80%	14.12%	18.60%
Oppenheimer Capital Appreciation SC	276,782	10.72	16.01	3,470	0.17%	0.70%	1.80%	4.70%	8.80%
Oppenheimer Main Street Growth & Income SC	234,343	9.49	12.66	2,782	0.54%	0.70%	1.80%	7.18%	9.74%
Oppenheimer Strategic Bond SC	397,326	10.79	14.71	5,631	3.97%	0.70%	1.80%	5.76%	9.10%
Oppenheimer Global Securities SC	233,440	11.76	20.21	3,768	0.63%	0.70%	1.80%	16.74%	20.47%
Oppenheimer High Income SC	244,111	10.78	13.07	3,062	4.51%	0.70%	1.80%	4.58%	8.13%
Van Eck Worldwide Hard Assets Fund	29,620	17.06	141.71	541	0.40%	0.70%	1.80%	21.75%	23.11%
Van Eck Worldwide Real Estate Fund	50,024	19.55	151.51	1,015	1.83%	0.70%	1.80%	33.76%	35.26%
Van Kampen Emerging Growth	6,973,458	4.27	34.45	30,529	0.00%	0.70%	1.80%	5.11%	6.29%
Van Kampen Enterprise	5,963,389	5.31	42.81	32,442	0.40%	0.70%	1.80%	2.18%	3.32%
Van Kampen Comstock	11,156,320	14.69	118.44	168,006	1.01%	0.70%	1.80%	15.64%	16.93%
Van Kampen Growth & Income	13,206,943	11.42	12.75	164,870	0.99%	0.70%	1.80%	12.32%	13.58%
Van Kampen Aggressive Growth II	709,136	4.7	38.83	3,466	0.00%	0.70%	1.80%	12.78%	15.76%
Van Kampen UIF Equity & Income II	3,382,269	11.11	124.4	41,705	0.00%	0.70%	1.80%	9.43%	11.46%
Van Kampen Government Portfolio II	743,075	10.08	101.43	7,576	3.37%	0.70%	1.80%	1.16%	4.69%
Van Kampen Emerging Growth II	947,284	4.26	10.92	4,579	0.00%	0.70%	1.80%	4.86%	12.20%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

4.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2004				For the Year Ended December 31, 2004
	Units (000’s)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000’s)	Investment Income Ratio*	Expense Ratio Lowest**	Expense Ratio Highest**	Total Return Lowest***	Total Return Highest***
Van Kampen Enterprise II	771,800	5.29	10.76	4,524	0.10%	0.70%	1.80%	1.93%	10.53%
Van Kampen Comstock II	3,083,469	11.55	15.38	44,451	0.48%	0.70%	1.80%	12.46%	16.61%
Van Kampen Growth and Income II	2,179,167	11.42	12.75	26,960	0.49%	0.70%	1.80%	12.07%	14.51%
Lord Abbett Growth & Income	13,991,323	11.3	101.86	163,587	0.99%	0.70%	1.80%	10.63%	13.32%
Lord Abbett Bond Debenture	8,430,254	10.7	111.83	107,244	5.75%	0.70%	1.80%	5.55%	8.74%
Lord Abbett Mid-Cap Value	8,487,933	12	110.82	107,931	0.35%	0.70%	1.80%	16.33%	23.18%
Lord Abbett Growth Opportunities	603,105	11.21	127.21	7,549	0.00%	0.70%	1.80%	9.23%	16.59%
Lord Abbett America’s Value	1,596,671	11.52	136.13	21,278	3.19%	0.70%	1.80%	11.43%	15.65%
Fidelity Index 500 Portfolio SC2	211	10.97	113.94	2	0.00%	0.70%	1.80%	8.69%	10.50	%(a)
Fidelity Growth Portfolio SC2	2,737	10.54	105.49	29	0.00%	0.70%	1.80%	1.58%	9.15	%(a)
Fidelity Contrafund Portfolio SC2	5,259	11.31	117.11	60	0.00%	0.70%	1.80%	13.14%	13.43	%(a)
Fidelity Mid Cap SC2	425	12.1	125.73	5	0.00%	0.70%	1.80%	20.98%	26.07	%(a)
Fidelity Equity Income SC2	454	10.96	116.63	5	0.00%	0.70%	1.80%	9.56%	11.74	%(a)
Fidelity Investment Grade Bonds SC2	3,628	10.15	102.94	38	0.00%	0.70%	1.80%	1.50%	5.19	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of managementfees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that  result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends  by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Start date September 1, 2004

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

4.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2003				For the Year Ended December 31, 2003
	Units (000’s)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000’s)	Investment Income Ratio*	Expense Ratio Lowest**	Expense Ratio Highest**	Total Return Lowest***	Total Return Highest***
PIC Global Income	0	$12.09	$16.73	$0	6.63%	0.70%	1.80%	1.24%	2.37%
Goldman Sachs Growth & Income	10,294	$9.32	$18.24	$175,645	3.50%	0.70%	1.80%	22.65%	24.02%
Goldman Sachs International Equity	5,804	$8.61	$14.70	$83,232	5.29%	0.70%	1.80%	32.57%	34.05%
Goldman Sachs CORE US Equity	7,544	$8.71	$23.39	$166,281	1.51%	0.70%	1.80%	28.10%	29.53%
Goldman Sachs Small Cap Value	4,481	$10.07	$24.14	$105,882	1.38%	0.70%	1.80%	39.13%	40.68%
Goldman Sachs Capital Growth	7,126	$8.54	$19.69	$128,404	1.07%	0.70%	1.80%	22.37%	23.73%
Goldman Sachs Mid-Cap Value	3	$10.30	$10.31	$28	0.00%	0.70%	1.80%	1.24%	1.27	%(b)
Calvert Social Small Cap Growth	160	$14.21	$14.84	$2,317	1.45%	0.70%	1.80%	37.07%	38.60%
Calvert Social Balanced	751	$9.93	$12.69	$9,379	1.83%	0.70%	1.80%	17.18%	18.49%
MFS Emerging Growth	1,912	$6.99	$11.48	$21,428	0.00%	0.70%	1.80%	27.89%	29.32%
MFS Research	3,317	$8.03	$10.86	$35,339	0.68%	0.70%	1.80%	22.47%	23.83%
MFS Investors Trust	5,032	$8.23	$11.15	$54,084	0.68%	0.70%	1.80%	19.95%	21.29%
MFS Total Return	9,137	$12.39	$15.24	$132,202	1.67%	0.70%	1.80%	14.23%	15.51%
MFS New Discovery	753	$12.44	$16.55	$12,096	0.00%	0.70%	1.80%	31.32%	32.78%
MFS Utilities	938	$9.99	$11.13	$10,270	2.27%	0.70%	1.80%	33.45%	34.95%
MFS Investors Growth Stock	2,347	$5.55	$5.78	$13,232	0.00%	0.70%	1.80%	20.81%	22.16%
MFS Emerging Growth SC	11	$6.98	$11.46	$107	0.00%	0.70%	1.80%	11.96%	12.69	%(a)
MFS Research SC	9	$8.01	$10.81	$90	0.00%	0.70%	1.80%	11.26%	11.97	%(a)
MFS Investors Trust SC	54	$8.22	$11.13	$566	0.00%	0.70%	1.80%	10.89%	11.61	%(a)
MFS Total Return SC	466	$10.32	$15.21	$6,392	0.00%	0.70%	1.80%	6.93%	7.62	%(a)
MFS New Discovery SC	19	$10.22	$16.53	$318	0.00%	0.70%	1.80%	18.87%	19.64	%(a)
MFS Utilities SC	15	$9.97	$11.11	$157	0.00%	0.70%	1.80%	12.66%	13.38	%(a)
MFS Investors Growth Stock SC	105	$5.54	$10.33	$587	0.00%	0.70%	1.80%	8.31%	9.01	%(a)
Oppenheimer Money Fund	10,870	$1.10	$10.00	$13,878	0.79%	0.70%	1.80%	-1.02%	0.09%
Oppenheimer Aggressive Growth	1,423	$7.75	$11.58	$16,177	0.00%	0.70%	1.80%	23.34%	24.71%
Oppenheimer Capital Appreciation	4,340	$10.17	$15.22	$61,858	0.38%	0.70%	1.80%	28.59%	30.03%
Oppenheimer Main Street	6,053	$8.79	$11.75	$68,569	0.98%	0.70%	1.80%	24.44%	25.83%
Oppenheimer Strategic Bond	7,251	$13.50	$13.79	$99,303	6.01%	0.70%	1.80%	15.95%	17.25%
Oppenheimer Global Securities	1,738	$13.43	$17.22	$28,566	0.76%	0.70%	1.80%	40.45%	42.02%
Oppenheimer High Income	1,371	$11.49	$12.20	$16,457	6.16%	0.70%	1.80%	21.73%	23.09%
Oppenheimer Aggressive Growth SC	6	$7.75	$11.57	$70	0.00%	0.70%	1.80%	11.60%	12.32	%(a)
Oppenheimer Capital Appreciation SC	86	$10.17	$15.21	$1,057	0.00%	0.70%	1.80%	15.36%	16.11	%(a)
Oppenheimer Main Street	95	$8.79	$11.75	$1,049	0.00%	0.70%	1.80%	13.73%	14.46	%(a)
Oppenheimer Strategic Bond SC	150	$10.13	$13.74	$2,035	0.00%	0.70%	1.80%	6.43%	7.11	%(a)
Oppenheimer Global Securities SC	30	$10.51	$17.22	$463	0.00%	0.70%	1.80%	28.38%	29.21	%(a)
Oppenheimer High Income SC	71	$10.13	$12.17	$846	0.00%	0.70%	1.80%	9.56%	10.26	%(a)
Van Eck Hard Asset	33	$13.91	$15.16	$492	0.50%	0.70%	1.80%	42.47%	44.06%
Van Eck Real Estate	77	$14.51	$15.33	$1,169	2.19%	0.70%	1.80%	32.08%	33.56%
Van Kampen Emerging Growth	8,194	$4.06	$4.23	$33,926	0.00%	0.70%	1.80%	25.06%	26.45%
Van Kampen Enterprise	6,958	$5.20	$5.41	$36,836	0.49%	0.70%	1.80%	23.62%	25.00%
Van Kampen Comstock	11,263	$12.70	$13.21	$145,841	0.95%	0.70%	1.80%	28.64%	30.08%
Van Kampen Growth and Income	13,897	$10.84	$11.28	$153,568	0.89%	0.70%	1.80%	25.73%	27.13%
Van Kampen Aggressive Growth	702	$4.17	$10.23	$2,970	0.00%	0.70%	1.80%	36.20%	37.72%
Van Kampen UIF Equity & Income II	1,078	$10.38	$11.36	$12,215	1.16%	0.70%	1.80%	9.86%	10.56	%(a)
Van Kampen Government Portfolio II	368	$9.87	$10.01	$3,650	0.00%	0.70%	1.80%	-1.87%	-1.23	%(a)
Van Kampen Emerging Growth II	367	$4.06	$10.25	$1,530	0.00%	0.70%	1.80%	11.28%	12.00	%(a)
Van Kampen Enterprise II	310	$5.19	$10.36	$1,649	0.00%	0.70%	1.80%	13.10%	13.82	%(a)
Van Kampen Comstock II	703	$10.53	$13.19	$9,138	0.00%	0.70%	1.80%	15.24%	15.98	%(a)
Van Kampen Growth & Income II	612	$10.53	$11.25	$6,771	0.00%	0.70%	1.80%	14.96%	15.70	%(a)
Lord Abbett Growth & Income	10,017	$10.40	$10.60	$105,248	0.96%	0.70%	1.80%	28.66%	30.10%
Lord Abbett Bond Debenture	6,553	$10.09	$12.15	$78,975	6.06%	0.70%	1.80%	15.89%	17.18%
Lord Abbett Mid-Cap Value	5,998	$10.27	$10.47	$62,268	0.76%	0.70%	1.80%	22.51%	23.88%
Lord Abbett Growth Opportunitities	176	$10.25	$11.65	$2,049	0.00%	0.70%	1.80%	14.13%	14.87	%(a)
Lord Abbett America’s Value	273	$10.43	$11.91	$3,237	3.22%	0.70%	1.80%	15.88%	16.63	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager,

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

4.   FINANCIAL HIGHLIGHTS — (Continued)

divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends  by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Start date June 2, 2003

(b) Start date December 19, 2003

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

4.   FINANCIAL HIGHLIGHTS — (Continued)

					For the Year Ended
	As of December 31, 2002				December 31, 2002
		Unit	Unit
		Fair	Fair	Net	Investment	Expense	Expense	Total	Total
	Units	Value	Value	Assets	Income	Ratio	Ratio	Return	Return
	(000’s)	Lowest	Highest	(000’s)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
PIC Growth and Income	10,226	$7.54	$14.79	$147,067	0.78%	0.70%	1.80%	(12.89%)	(11.92%)
PIC International Equity	6,518	$6.45	$11.02	$70,867	1.23%	0.70%	1.80%	(19.88%)	(18.98%)
PIC Global Income	3,330	$11.86	$16.43	$53,744	6.50%	0.70%	1.80%	4.45%	5.62%
PIC Small Cap Value	4,654	$13.75	$17.26	$79,424	1.07%	0.70%	1.80%	(8.33%)	(7.30%)
PIC CORE U.S. Equity	8,549	$6.75	$18.16	$149,357	0.66%	0.70%	1.80%	(23.99%)	(23.14%)
PIC Capital Growth	7,288	$6.93	$16.00	$111,630	0.39%	0.70%	1.80%	(25.79%)	(24.96%)
Calvert Social Small Cap Growth	175	$10.37	$10.71	$1,835	1.33%	0.70%	1.80%	(23.94%)	(23.09%)
Calvert Social Balanced	859	$8.42	$10.77	$9,121	2.59%	0.70%	1.80%	(13.73%)	(12.76%)
MFS Emerging Growth	2,288	$5.43	$8.93	$19,979	0.00%	0.70%	1.80%	(34.95%)	(34.22%)
MFS Research	3,960	$6.51	$8.82	$34,332	0.28%	0.70%	1.80%	(25.90%)	(25.07%)
MFS Investors Trust	5,748	$6.81	$9.24	$51,351	0.57%	0.70%	1.80%	(22.39%)	(21.52%)
MFS Total Return	7,232	$10.77	$13.27	$92,390	1.59%	0.70%	1.80%	(6.87%)	(5.83%)
MFS New Discovery	792	$9.41	$12.54	$9,723	0.00%	0.70%	1.80%	(32.86%)	(32.11%)
MFS Utilities	1,001	$7.43	$8.29	$8,187	2.79%	0.70%	1.80%	(24.15%)	(23.30%)
MFS Investors Growth Stock	2,349	$4.60	$4.73	$10,916	0.00%	0.70%	1.80%	(28.84%)	(28.04%)
Oppenheimer Aggressive Growth	1,685	$6.24	$9.33	$15,474	0.74%	0.70%	1.80%	(29.09%)	(28.30%)
Oppenheimer Capital Appreciation	4,522	$7.86	$11.77	$50,723	0.63%	0.70%	1.80%	(28.18%)	(27.37%)
Oppenheimer Main Street	6,760	$7.01	$9.39	$61,479	0.76%	0.70%	1.80%	(20.26%)	(19.37%)
Oppenheimer Money Fund	18,065	$1.10	$1.30	$23,299	1.46%	0.70%	1.80%	(0.35%)	0.76%
Oppenheimer Strategic Bond	3,816	$11.56	$11.83	$44,876	7.51%	0.70%	1.80%	5.51%	6.69%
Oppenheimer Global Securities	1,774	$9.49	$12.19	$20,830	0.55%	0.70%	1.80%	(23.54%)	(22.68%)
Oppenheimer High Income	987	$9.37	$9.97	$9,687	8.97%	0.70%	1.80%	(4.15%)	(3.08%)
Van Eck Hard Asset	59	$9.70	$10.58	$618	0.52%	0.70%	1.80%	(4.58%)	(3.51%)
Van Eck Real Estate	93	$10.91	$11.54	$1,063	2.69%	0.70%	1.80%	(6.19%)	(5.14%)
Van Kampen Emerging Growth	7,981	$3.25	$3.34	$26,264	0.34%	0.70%	1.80%	(33.70%)	(32.96%)
Van Kampen Enterprise	6,674	$4.20	$4.32	$28,404	0.39%	0.70%	1.80%	(30.60%)	(29.82%)
Van Kampen Comstock	8,927	$9.87	$10.16	$89,281	0.67%	0.70%	1.80%	(20.70%)	(19.81%)
Van Kampen Growth and Income	11,160	$8.62	$8.87	$97,452	0.86%	0.70%	1.80%	(16.04%)	(15.10%)
Van Kampen Strategic Stock	0	$11.78	$12.11	$0	7.71%	0.70%	1.80%	2.53%	3.68%
Van Kampen Asset Allocation	0	$8.96	$9.22	$0	11.99%	0.70%	1.80%	(3.90%)	(2.83%)
Van Kampen Aggressive Growth	495	$3.06	$3.13	$1,528	0.00%	0.70%	1.80%	(33.74%)	(33.00%)
Goldman Sachs Internet Tollkeeper	0	$3.59	$3.67	$0	0.00%	0.70%	1.80%	(20.52%)	(19.64%)
Lord Abbett Growth & Income	3,757	$8.08	$8.15	$30,478	2.92%	0.70%	1.80%	(18.39%)	(17.78	%)(a)
Lord Abbett Bond Debenture	1,864	$10.28	$10.37	$19,245	3.48%	0.70%	1.80%	1.85%	2.61	%)(a)
Lord Abbett Mid-Cap Value	2,208	$8.38	$8.45	$18,585	1.55%	0.70%	1.80%	(14.95%)	(14.31	%)(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

4.   FINANCIAL HIGHLIGHTS — (CONTINUED)

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Start date May 1, 2002

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

4.   FINANCIAL HIGHLIGHTS — (CONTINUED)

					For the Year Ended
	As of December 31, 2001				December 31, 2001
		Unit	Unit
		Fair	Fair	Net	Investment	Expense	Expense	Total		Total
	Units	Value	Value	Assets	Income	Ratio	Ratio	Return		Return
	(000’s)	Lowest	Highest	(000’s)	Ratio*	Lowest**	Highest**	Lowest***		Highest***
PIC Growth and Income	11,774	$8.60	$16.88	$196,572	0.57%	0.70%	1.80%	(10.87%)		(2.55	%)(a)
PIC International Equity	8,233	$8.00	$13.68	$111,688	0.66%	0.70%	1.80%	(23.77%)		(6.46	%)(a)
PIC Global Income	3,641	$11.28	$15.64	$56,473	8.35%	0.70%	1.80%	(0.45	%)(b)	4.05%
PIC Small Cap Value	5,064	$14.89	$18.72	$94,401	0.94%	0.70%	1.80%	3.62	%)(c)	20.81%
PIC CORE U.S. Equity	10,422	$8.82	$23.76	$242,466	0.88%	0.70%	1.80%	(12.32%)		1.12	%(d)
PIC Capital Growth	8,635	$9.27	$21.44	$181,485	0.31%	0.70%	1.80%	(15.76%)		(0.86	%)(e)
Calvert Social Small Cap Growth	175	$13.66	$13.92	$2,404	0.00%	0.70%	1.80%	1.31	%(f)	9.64%
Calvert Social Balanced	932	$9.69	$12.42	$11,448	3.41%	0.70%	1.80%	(8.39%)		(2.40	%)(g)
MFS Emerging Growth	3,055	$8.29	$13.65	$41,061	0.00%	0.70%	1.80%	(34.52%)		(4.86	%)(d)
MFS Research	4,921	$8.72	$11.84	$57,592	0.01%	0.70%	1.80%	(22.48%)		(6.38	%)(a)
MFS Investors Trust	6,329	$8.72	$11.84	$73,551	0.50%	0.70%	1.80%	(17.26%)		(0.56	%)(h)
MFS Total Return	4,864	$11.49	$14.17	$67,779	1.99%	0.70%	1.80%	(1.44	%)(i)	3.56	%(h)
MFS New Discovery	751	$13.91	$18.57	$13,817	0.00%	0.70%	1.80%	(6.51%)		12.69	%(d)
MFS Utilities	1,288	$9.73	$10.87	$13,873	3.23%	0.70%	1.80%	(25.39%)		(3.78	%)(j)
MFS Investors Growth Stock	2,033	$6.46	$6.57	$13,215	0.10%	0.70%	1.80%	(25.32%)		(5.21	%)(e)
Oppenheimer Aggressive Growth	2,206	$8.76	$13.09	$28,586	1.05%	0.70%	1.80%	(32.34%)		(1.25	%)(k)
Oppenheimer Capital Appreciation	4,998	$10.86	$16.29	$79,599	0.63%	0.70%	1.80%	(13.94%)		(0.80	%)(h)
Oppenheimer Main Street	7,142	$8.73	$11.71	$82,075	0.54%	0.70%	1.80%	(11.56%)		(0.31	%)(d)
Oppenheimer Money Fund	21,029	$1.10	$1.30	$27,028	3.57%	0.70%	1.80%	0.33	%)(j)	3.12%
Oppenheimer Strategic Bond	3,324	$10.88	$11.15	$36,915	2.45%	0.70%	1.80%	1.47	%)(l)	4.11%
Oppenheimer Global Securities	1,742	$12.32	$15.86	$27,076	0.69%	0.70%	1.80%	(13.41%)		4.02	%(m)
Oppenheimer High Income	687	$9.71	$10.34	$7,045	7.70%	0.70%	1.80%	(3.44	%)(n)	3.33	%(o)
Van Eck Hard Asset	35	$10.09	$11.02	$384	0.93%	0.70%	1.80%	(11.84%)		5.09	%(p)
Van Eck Real Estate	83	$11.55	$12.23	$1,015	1.92%	0.70%	1.80%	1.73	%)(q)	10.32	%(r)
Van Kampen Emerging Growth	6,921	$4.90	$4.99	$34,141	0.09%	0.70%	1.80%	(32.56%)		(11.11	%)(s)
Van Kampen Enterprise	4,317	$6.06	$6.16	$26,312	0.16%	0.70%	1.80%	(21.66%)		0.34	%(s)
Van Kampen Comstock	5,205	$12.45	$12.67	$65,220	0.00%	0.70%	1.80%	(8.11	%)(t)	(0.18	%)(s)
Van Kampen Growth and Income	6,332	$10.27	$10.45	$65,451	0.04%	0.70%	1.80%	(7.28%)		2.40	%(s)
Van Kampen Strategic Stock	289	$11.48	$11.68	$3,339	1.65%	0.70%	1.80%	(3.69	%)(u)	0.73	%(v)
Van Kampen Asset Allocation	787	$9.33	$9.49	$7,387	1.96%	0.70%	1.80%	(3.13%)		2.03	%(w)
Van Kampen Aggressive Growth	366	$4.62	$4.68	$1,701	0.98%	0.70%	1.80%	(39.13%)		(7.73	%)(x)
Goldman Sachs Internet Tollkeeper	78	$4.51	$4.57	$352	0.00%	0.70%	1.80%	(34.71%)		0.39	%(y)

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

4.   FINANCIAL HIGHLIGHTS — (CONTINUED)

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Start date of July 16, 2001

(b) Start date of September 28, 2001

(c) Start date of June 4, 2001

(d) Start date of April 9, 2001

(e) Start date of March 23, 2001

(f) Start date of July 5, 2001

(g) Start date of August 27, 2001

(h) Start date of March 22, 2001

(i) Start date of April 27, 2001

(j) Start date of September 17, 2001

(k) Start date of August 9, 2001

(l) Start date of March 28, 2001

(m) Start date of April 6, 2001

(n) Start date of June 11, 2001

(o) Start date of October 22, 2001

(p) Start date of November 26, 2001

(q) Start date of April 24, 2001

(r) Start date of September 21, 2001

(s) Start date of March 29, 2001

(t) Start date of May 1, 2001

(u) Start date of March 9, 2001

(v) Start date of July 11, 2001

(w) Start date of September 4, 2001

(x) Start date of August 6, 2001

(y) Start date of December 4, 2001

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

4.   FINANCIAL HIGHLIGHTS — (Continued)

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range
Mortality and Expense Risk Charge

To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is deducted through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.

0.50% - 1.65%
Administrative Charge

An annual fee is assessed to reimburse Protective Life for expenses incurred in the administration of the contract and the Separate Account. The charge is assessed through the reduction of unit values.

0.10% - 0.15%
Contract Maintenance Fee
This annual charge is assessed through the redemption of units and is waived when the account value or purchase payments less surrenders and associated surrender charges equals of exceeds $50,000.	$30 - $35
Surrender Charge (Contingent Deferred Sales Charge)

This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.

0.00% - 8.50%
Transfer Fee
Currently there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year as a redemption of units.	$25

5.   RELATED PARTY TRANSACTIONS

Contract owners’ net payments represent premiums received from policyholders less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the contract.

Protective Life offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding approximated $0.3 million at December 31, 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors and Share Owner of

Protective Life Insurance Company:

In our opinion, the consolidated financial statements listed in the index on page F-1 present fairly, in all material respects, the financial position of Protective Life Insurance Company and its subsidiaries at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company’s management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note A of the Notes to the Consolidated Financial Statements, effective January 1, 2004, the Company adopted American Institute of Certified Public Accountants Statement of Position (SOP) 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” and effective March 31, 2004, the Company adopted Financial Accounting Standards Boards (FASB) Interpretation No. 46 (FIN 46), “Consolidation of Variable Interest Entities”.

/s/ PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers, LLP
Birmingham, Alabama
March 30, 2005

PROTECTIVE LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME
(Dollars in thousands)

	Year Ended December 31
	2004	2003	2002
REVENUES
Premiums and policy fees	$1,822,825	$1,653,609	$1,548,201
Reinsurance ceded	(1,124,651)	(917,935)	(738,158)
Net of reinsurance ceded	698,174	735,674	810,043
Net investment income	1,029,206	980,743	971,808
Realized investment gains (losses)
Derivative financial instruments	2,726	8,249	(4,708)
All other investments	30,771	66,764	12,314
Other income	55,783	46,825	41,483
Total revenues	1,816,660	1,838,255	1,830,940
BENEFITS AND EXPENSES
Benefits and settlement expenses (net of reinsurance ceded: 2004 — $1,121,664; 2003 — $918,275; 2002 — $699,808)	1,116,473	1,124,077	1,167,085
Amortization of deferred policy acquisition costs	200,130	225,107	267,662
Other operating expenses (net of reinsurance ceded: 2004 — $166,862; 2003 — $142,181; 2002 — $177,509)	128,894	139,099	154,570
Total benefits and expenses	1,445,497	1,488,283	1,589,317
INCOME BEFORE INCOME TAX	371,163	349,972	241,623
INCOME TAX EXPENSE
Current	114,262	76,553	75,335
Deferred	18,964	41,379	8,894
Total income tax expense	133,226	117,932	84,229
Net income before cumulative effect of change in accounting principle	237,937	232,040	157,394
Cumulative effect of change in accounting principle, net of income tax	(15,801)	0	0
NET INCOME	$222,136	$232,040	$157,394

See notes to consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(dollars in thousands)

	December 31
	2004	2003
ASSETS
Investments
Fixed maturities, at market (amortized cost: 2004 — $13,289,967; 2003 — $12,314,822)	$13,987,174	$12,927,520
Equity securities, at market (cost: 2004 — $26,158; 2003 — $29,169)	29,050	30,521
Mortgage loans	3,005,418	2,733,722
Investment real estate, net of accumulated depreciation (2004 — $1,331; 2003 — $1,314)	81,397	13,152
Policy loans	482,780	502,748
Other long-term investments	256,635	244,913
Short-term investments	1,046,043	510,635
Total investments	18,888,497	16,963,211
Cash	110,456	111,059
Accrued investment income	192,482	184,439
Accounts and premiums receivable, net of allowance for uncollectible amounts (2004 — $2,452; 2003 — $2,617)	35,547	43,095
Reinsurance receivables	2,705,095	2,308,153
Deferred policy acquisition costs	1,825,104	1,820,538
Goodwill	36,182	35,143
Property and equipment	43,549	43,156
Other assets	208,345	185,235
Assets related to separate accounts
Variable annuity	2,308,858	2,045,038
Variable universal life	217,095	171,408
Other	0	4,361
	$26,571,210	$23,914,836
LIABILITIES
Policy liabilities and accruals
Future policy benefits and claims	$10,016,298	$8,950,091
Unearned premiums	622,436	687,351
Total policy liabilities and accruals	10,638,734	9,637,442
Stable value product account balances	5,562,997	4,676,531
Annuity account balances	3,463,477	3,480,577
Other policyholders’ funds	151,213	158,359
Other liabilities	980,241	764,097
Accrued income taxes	15,738	46,099
Deferred income taxes	285,001	298,892
Notes payable	2,202	2,234
Liabilities related to variable interest entities	60,590	0
Liabilities related to separate accounts
Variable annuity	2,308,858	2,045,038
Variable universal life	217,095	171,408
Other	0	4,361
Total liabilities	23,686,146	21,285,038
COMMITMENTS AND CONTINGENT LIABILITIES — NOTE F
SHARE-OWNER’S EQUITY
Preferred Stock, $1 par value shares authorized and issued: 2,000, liquidation preference $2,000	2	2
Common Stock, $1 par value shares authorized and issued: 5,000,000	5,000	5,000
Additional paid-in capital	932,805	863,819
Note receivable from PLC Employee Stock Ownership Plan	(2,983)	(3,426)
Retained earnings	1,653,954	1,431,818
Accumulated other comprehensive income
Net unrealized gains on investments (net of income tax: 2004 — $154,899; 2003 — $177,642)	287,670	329,907
Accumulated gain — hedging (net of income tax: 2004 — $4,639; 2003 — $1,442)	8,616	2,678
Total share-owner’s equity	2,885,064	2,629,798
	$26,571,210	$23,914,836

See notes to consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF SHARE-OWNER’S EQUITY
(dollars in thousands)

	Preferred Stock	Common Stock	Additional Paid-In Capital	Note Receivable From PLC ESOP	Retained Earnings	Net Unrealized Gains (Losses) on Investments	Accumu- lated Gain (Loss) Hedging	Total Share- Owner’s Equity

Balance, December 31, 2001	$ 2	$ 5,000	$ 785,419	$ (4,499)	$ 1,044,243	$ 53,168	$ 0	$ 1,883,333
Net income for 2002					157,394			157,394
Change in net unrealized gains/losses on investments (net of income tax — $103,826)						192,819		192,819
Reclassification adjustment for amounts included in net income (net of income tax — $2,143
Transition adjustment on derivative financial instruments (net of income tax — $4,310)						(8,004)		(8,004)
Change in accumulated gain (loss) — hedging (net of income tax — $(1,114)							(2,069)	(2,069)
Comprehensive income for 2002								340,140
Capital contribution			61,200					61,200
Preferred dividend ($25.00 per share)					(50)			(50)
Decrease in note receivable from PLC ESOP				661				661
Balance, December 31, 2002	2	5,000	846,619	(3,838)	1,201,587	237,983	(2,069)	2,285,284
Net income for 2003					232,040			232,040
Change in net unrealized gains/losses on investments (net of income tax — $72,865)						135,321		135,321
Reclassification adjustment for amounts included in net income (net of income tax — $(23,367))						(43,397)		(43,397)
Change in accumulated gains (loss) hedging (net of income tax — $2,556)							4,747	4,747
Comprehensive income for 2003								328,711
Capital contribution			17,200					17,200
Common dividend					(1,809)			(1,809)
Decrease in note receivable from PLC ESOP				412				412
Balance December 31, 2003	2	5,000	863,819	(3,426)	1,431,818	329,907	2,678	2,629,798
Net income for 2004					222,136			222,136
Change in net unrealized gains/losses on investments (net of income tax — $11,973)						(22,236)		(22,236)
Reclassification adjustment for amounts included in net income (net of income tax — $(10,770))						(20,001)		(20,001)
Change in accumulated gains (loss) hedging (net of income tax — $3,197)							5,938	5,938
Comprehensive income for 2004								185,837
Capital contribution			68,986					68,986
Decrease in note receivable from PLC ESOP				443				443
Balance December 31, 2004	$ 2	$ 5,000	$ 932,805	$ (2,983)	$ 1,653,954	$ 287,670	$ 8,616	$ 2,885,064

See notes to consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(Dollars in thousands)

	Year Ended December 31
	2004	2003	2002
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$222,136	$232,040	$157,394
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment (gains) losses	(33,497)	(66,764)	(12,314)
Amortization of deferred policy acquisition costs	200,130	225,107	239,490
Capitalization of deferred policy acquisition costs	(363,467)	(381,667)	(437,325)
Depreciation expense	17,259	11,637	10,409
Deferred income taxes	10,155	41,379	8,894
Accrued income taxes	(34,569)	2,921	(88,976)
Interest credited to universal life and investment products	649,216	647,695	900,930
Policy fees assessed on universal life and investment products	(349,057)	(324,773)	(268,191)
Change in accrued investment income and other receivables	(397,297)	29,607	(303,497)
Change in policy liabilities and other policyholders’ funds of traditional life and health products	810,035	500,871	493,714
Change in other liabilities	5,670	(190,896)	93,368
Other, net	(17,706)	55,434	92,923
Net cash provided by operating activities	719,008	782,591	886,819
CASH FLOWS FROM INVESTING ACTIVITIES
Investments available for sale, net of short-term investments:
Maturities and principal reductions of investments	1,900,579	4,615,096	3,617,235
Sale of investments	4,261,637	7,539,673	15,267,722
Cost of investments acquired	(7,091,197)	(13,185,410)	(20,014,789)
Mortgage loans:
New loans	(658,276)	(604,531)	(402,556)
Additional borrowings on existing loans	(61,234)	(16,336)	(60,602)
Repayments	443,363	405,299	454,483
Change in investment real estate, net	205	2,347	8,674
Change in policy loans, net	19,968	40,413	(21,320)
Change in other long-term investments, net	11,939	(34,532)	(109,695)
Change in short-term investments, net	(320,584)	270,782	(218,759)
Acquisitions and bulk reinsurance assumptions	0	0	130,515
Purchase of property and equipment	(16,758)	(15,915)	(8,934)
Net cash used in investing activities	(1,510,358)	(983,114)	(1,358,026)
CASH FLOWS FROM FINANCING ACTIVITIES
Net payments on securities sold under repurchase agreements	0	0	(117,000)
Principal payments on line of credit arrangement and long-term debt	(32)	(30)	(27)
Capital contribution from PLC	67,000	17,200	60,785
Principal payment on surplus note to PLC	0	(2,000)	(4,000)
Dividends to share owner	0	0	(50)
Investment product deposits and change in universal life deposits	3,042,453	2,721,579	1,687,213
Investment product withdrawals	(2,318,674)	(2,511,017)	(1,177,030)
Net cash provided by financing activities	790,747	225,732	449,891
CHANGE IN CASH	(603)	25,209	(21,316)
CASH AT BEGINNING OF YEAR	111,059	85,850	107,166
CASH AT END OF YEAR	$110,456	$111,059	$85,850

See notes to consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements of Protective Life Insurance Company and subsidiaries (the Company) are prepared on the basis of accounting principles generally accepted in the United States of America (GAAP). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note J).

The preparation of financial statements in conformity with GAAP requires management to make various estimates that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, as well as the reported amounts of revenues and expenses. Actual results could differ from these estimates.

Entities Included

The consolidated financial statements include the accounts, after intercompany eliminations, of Protective Life Insurance Company and its wholly owned subsidiaries. The Company’s financial statements also include the accounts of certain variable interest entities which are not subsidiaries of the Company but are required to be consolidated under GAAP. The Company is a wholly owned subsidiary of Protective Life Corporation (PLC), an insurance holding company.

Nature of Operations

The Company provides financial services through the production, distribution, and administration of insurance and investment products. The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. The Company also maintains a separate division devoted to the acquisition of insurance policies from other companies.

The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

Recently Issued Accounting Standards

In January 2003, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. (FIN) 46, “Consolidation of Variable Interest Entities,” which was revised in December 2003. FIN 46 clarifies the application of Accounting Research Bulletin No. 51, “Consolidated Financial Statements,” to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated support from other parties. The Company consolidated, as of March 31, 2004, a real estate investment company that the Company had previously reported as investment. The entity was consolidated based on the determination that the Company was the primary beneficiary. The consolidation resulted in the Company’s reported assets and liabilities increasing by $54.5 million with an immaterial impact on results of operations.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES — (Continued)

On October 1, 2003, the Company adopted Derivatives Implementation Group Issue No. B36, “Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments” (DIG B36). DIG B36 requires the bifurcation of embedded derivatives within certain modified coinsurance and funds withheld coinsurance arrangements that expose the creditor to credit risk of a company other than the debtor, even if the debtor owns as investment assets the third-party securities to which the creditor is exposed. The adoption did not have a material impact on its financial condition or results of operations.

On December 31, 2003, the Company adopted SFAS No. 132, “Employers’ Disclosures about Pensions and Other Postretirement Benefits,” as revised by the FASB in December 2003. The FASB revised disclosure requirements for pension plans and other postretirement benefit plans to require more information. The revision of SFAS No. 132 did not have a material effect on the Company’s financial position or results of operations.

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position 03-1 “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (SOP 03-1). SOP 03-1 provides guidance related to the establishment of reserves for benefit guarantees provided under certain long-duration contracts, as well as the accounting for mortality benefits provided in certain universal life products. In addition, it addresses the capitalization and amortization of sales inducements to contract holders. The SOP was effective January 1, 2004 and was adopted through an adjustment for the cumulative effect of change in accounting principle originally amounting to $10.1 million (net of $5.5 million income tax). During the third quarter of 2004, AcSEC issued a Technical Practice Aid (TPA) which provided additional interpretive guidance on applying certain provisions of the SOP. As a result of this additional guidance, the Company restated its cumulative effect charge as of January 1, 2004 to record an additional expense of $5.7 million (net of $3.1 million income tax). The following table presents the results for the first quarter of 2004 as originally reported and as adjusted for the addition to the cumulative effect adjustment.

	Three Months Ended		Three Months Ended
	March 31, 2004	Adoption	March 31, 2004
	As Reported	of TPA	Restated
Net income before cumulative effect of change in accounting principle	$65,305		$65,305
Cumulative effect of change in accounting principle, net of tax	(10,128)	$(5,673)	(15,801)
Net income	$55,177	$(5,673)	$49,504

The Company issues variable universal life and variable annuity products through its separate accounts for which the investment risk is borne by the contract holder. The Company also offers, for its variable annuity products, various account value guarantees upon death. The most significant of these guarantees involve (a) return of the highest anniversary date account value, or (b) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest. The GMDB reserve is calculated by applying a benefit ratio, equal to the present value of total

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES — (Continued)

expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 9%, mortality at 60% of the 1994 MGDB Mortality Table plus a margin for reinsurance costs, lapse rates ranging from 1%-20% (depending on product type and duration), and an average discount rate of 7%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying consolidated statements of income.

The variable annuity separate account balances subject to GMDB were $2.3 billion at December 31, 2004. The total guaranteed amount payable based on variable annuity account balances at December 31, 2004, was $211.9 million (including $182.0 million in the Annuities segment and $29.9 million in the Acquisitions segment), with a GMDB reserve of $5.0 million (including $4.6 million in the Annuities segment and $0.4 million in the Acquisitions segment). The average attained age of contract holders at December 31, 2004 was 65.

Activity relating to GMDB reserves for the years ended December 31 was as follows:

	2004	2003	2002
Incurred claims	$3,179	$6,416	$7,599
Paid claims	4,054	7,170	5,989

Account balances of variable annuities with guarantees invested in variable annuity separate accounts as of December 31 were as follows:

	2004	2003
Equity mutual funds	$2,089,744	$1,845,952
Fixed income mutual funds	219,114	199,086
Total	$2,308,858	$2,045,038

Certain of the Company’s universal life products have a sales inducement in the form of a retroactive interest credit (RIC). In addition, certain variable annuity contracts provide a sales inducement in the form of a bonus interest credit. In accordance with SOP 03-1, the Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for deferred policy acquisition costs.

Activity in the Company’s deferred sales inducement asset for the years ended December 31 was as follows:

	2004	2003	2002
Deferred asset, beginning of period	$27,713	$31,557	$29,179
Amounts deferred	12,597	14,041	9,567
Amortization	(11,692)	(17,885)	(7,189)
Deferred asset, end of period	$28,618	$27,713	$31,557

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES — (Continued)

In December 2004, the FASB issued Statement of Financial Accounting Standards No. 123(R), “Share-Based Payment” (SFAS 123(R)). SFAS 123(R) is a revision of SFAS 123, which was originally issued by the FASB in 1995. SFAS 123(R) will become effective for the Company in the third quarter of 2005. As originally issued, SFAS 123 provided companies with the option to either record expense for share-based payments under a fair value model, or to simply disclose the impact of the expense. SFAS 123(R) requires companies to measure the cost of share-based payments to employees using a fair value model, and to recognize that cost over the relevant service period. In addition, SFAS 123(R) requires that an estimate of future award forfeitures be made at the grant date, while SFAS 123 permitted recognition of forfeitures on an as incurred basis. When SFAS 123 was originally issued, the Company elected to recognize the cost of its share-based compensation plans in its financial statements. The Company is currently evaluating the provisions of SFAS 123(R), but does not anticipate that adoption of this standard will have a material impact on its financial position or results of operations.

Investments

The Company has classified all of its investments in fixed maturities, equity securities, and short-term investments as “available for sale.”

Investments are reported on the following bases:

•       Fixed maturities (bonds and redeemable preferred stocks) — at current market value. Where market values are unavailable, the Company obtains estimates from independent pricing services or estimates market value based upon a comparison to quoted issues of the same issuer or issues of other issuers with similar terms and risk characteristics.

•       Equity securities (common and nonredeemable preferred stocks) — at current market value.

•       Mortgage loans — at unpaid balances, adjusted for loan origination costs, net of fees, and amortization of premium or discount. Mortgage loans are also recorded net of an allowance for credit losses. This allowance is calculated through analysis of specific loans that are believed to be at a higher risk of becoming impaired in the near future.

•       Investment real estate — at cost, less allowances for depreciation computed on the straight-line method. With respect to real estate acquired through foreclosure, cost is the lesser of the loan balance plus foreclosure costs or appraised value.

•       Policy loans — at unpaid balances.

•       Other long-term investments — at a variety of methods similar to those listed above, as deemed appropriate for the specific investment.

•       Short-term investments — at amortized cost, which approximates current market value, except collateral from securities lending which is recorded at current market value.

Estimated market values were derived from the durations of the Company’s fixed maturities and mortgage loans. Duration measures the relationship between changes in market value to changes in interest rates. While these estimated market values generally provide an indication of how sensitive the market values of the Company’s fixed maturities and mortgage loans are to changes in interest rates, they

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES — (Continued)

do not represent management’s view of future market changes, and actual market results may differ from these estimates.

Substantially all short-term investments have maturities of three months or less at the time of acquisition and include approximately $0.3 million in bank deposits voluntarily restricted as to withdrawal.

The market values of fixed maturities change due to interest rate changes, credit related events, and other factors. As prescribed by GAAP, investments deemed as “available for sale” are recorded at their market values with the resulting unrealized gains and losses reduced by a related adjustment to deferred policy acquisition costs, net of income tax, reported as a component of share-owner’s equity.

Investment securities are regularly reviewed for impairment. Unrealized losses that are deemed to be other than temporary are recognized in realized gains (losses). See Note B for further discussion of the Company’s policies regarding identification of other-than-temporary impairments. Realized gains and losses on sales of investments are recognized in net income using the specific identification basis.

Derivative Financial Instruments

The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce its exposure to interest rate risk, inflation risk, and currency exchange risk. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and strategies. These strategies are developed through the asset/liability committee’s analysis of data from financial simulation models and other internal and industry sources and are then incorporated into the Company’s risk management program.

Derivative instruments that are currently used as part of the Company’s interest rate risk management strategy include interest rate swaps, interest rate futures, and interest rate options. The Company’s inflation risk management strategy involves the use of swaps that require the Company to pay a fixed rate and receive a floating rate that is based on changes in the Consumer Price Index (CPI). The Company also uses foreign currency swaps to manage its exposure to changes in the value of foreign currency denominated stable value contracts.

Derivative instruments expose the Company to credit and market risk. The Company minimizes its credit risk by entering into transactions with highly rated counterparties. The Company also maintains netting and collateral support arrangements with its counterparties to further minimize the credit risk associated with its derivative instruments. The Company manages the market risk associated with interest rate and foreign exchange contracts by establishing and monitoring limits as to the types and degrees of risk that may be undertaken.

Statement of Financial Accounting Standards No. 133 (SFAS 133) requires that all derivative instruments be recognized in the balance sheet at fair value. The Company records its derivative instruments on the balance sheet in “other long-term investments” and “other liabilities”. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES — (Continued)

hedge related to foreign currency exposure. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss realized on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction impacts earnings. The remaining gain or loss on these derivatives is recognized as ineffectiveness in current earnings during the period of the change. For derivatives that are designated and qualify as fair value hedges, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings during the period of change in fair values. Effectiveness of the Company’s hedge relationships is assessed on a quarterly basis. The Company accounts for changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in “realized investment gains (losses) — derivative financial instruments”.

Cash-Flow Hedges.   The Company has entered into a foreign currency swap to hedge the risk of changes in the value of interest and principal payments to be made on certain foreign-currency-based stable value contractS. Under the terms of the swap, the Company pays a fixed U.S.-dollar-denominated rate and receives a fixed foreign-currency-denominated rate. Effective July 1, 2002, the Company designated this swap as a cash flow hedge and therefore recorded the change in the fair value of the swap during the period in accumulated other comprehensive income. Gains and losses on this swap are reclassified from other comprehensive income to current earnings as payments are made on the hedged stable value contract. In connection with the issuance of inflation adjusted funding agreements, the Company has entered into swaps to convert the floating CPI-linked interest rate on the contracts to a fixed rate. The Company pays a fixed rate on the swap and receives a floating rate equal to the CPI change paid on the funding agreements. Gains and losses on these swaps are reclassified from other comprehensive income to current earnings as interest payments are made on the funding agreements. For the years ended December 31, 2004, 2003 and 2002, the amount of hedge ineffectiveness reported in income was a $1.0 million gain, a $0.3 million gain, and an immaterial loss, respectively. Additionally, as of December 31, 2004 and 2003, the Company reported an after-tax increase to accumulated other comprehensive income of $5.9 million and $2.7 million, respectively, related to its cash flow hedges. During 2005, the Company expects to reclassify $4.9 million out of accumulated other comprehensive income and into earnings.

Fair-Value Hedges.   During 2004 and 2003, there were no fair value hedges outstanding. In 2002, the Company designated, as fair value hedges, callable interest rate swaps used to modify the interest characteristics of certain callable debt and stable value contracts. In assessing hedge effectiveness, the Company excluded the embedded call option’s time value component from each derivative’s total gain or loss. In 2002, total measured ineffectiveness for the fair value hedging relationships as well as the excluded time value component were insignificant.

Other Derivatives.   The Company also uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by the Company for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

The Company uses certain foreign currency swaps, which are not designated as cash flow hedges, to mitigate its exposure to changes in currency rates. For 2004, 2003, and 2002, the Company recorded a

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES — (Continued)

pre-tax gain of $0.3 million, a pre-tax gain of $2.6 million, and a pre-tax gain of $70.8 million on these swaps, respectively. In connection with these swaps, the Company also recognized a $0.1 million pre-tax loss, a $1.9 million pre-tax loss, and a $74.9 million pre-tax loss, respectively, during 2004, 2003, and 2002 as the change in value of the related foreign currency denominated stable value contracts. These net gains or losses primarily result from differences in the forward and spot exchange rates used to revalue the swaps and the stable value contracts.

The Company also uses short positions in interest rate futures to mitigate the interest rate risk associated with the Company’s mortgage loan commitments. During 2004, 2003, and 2002, the Company recognized a pre-tax loss of $1.7 million, a pre-tax gain of $4.7 million, and a pre-tax loss of $30.3 million, respectively, as a result of changes in value of these futures positions.

The Company uses other interest rate swaps and options to manage the interest rate risk in the Company’s mortgage-backed security portfolio. For 2004, 2003, and 2002, the Company recognized a pre-tax loss of $0.5 million, a pre-tax loss of $6.1 million, and a pre-tax gain of $35.0 million, respectively, for the change in fair value of these derivatives.

The Company has entered into asset swap arrangements to, in effect, sell the equity options embedded in owned convertible bonds in exchange for an interest rate swap that converts the remaining host bond to a variable rate instrument. In 2004, 2003, and 2002, the Company recognized an immaterial loss, a $3.0 million gain, and a $2.0 million gain, respectively, for the change in the asset swaps’ fair value and recognized a $4.0 million gain, a $0.1 million gain, and a $7.8 million loss, respectively, to separately record the embedded equity options at fair value.

The Company has invested in debt securities with embedded options, which are considered to be derivative instruments under SFAS 133. In addition, the Company is involved in various modified coinsurance arrangements which, in accordance with DIG B36, contain embedded derivatives. The change in fair value of these derivatives resulted in the recognition of a $0.3 million pre-tax loss, a $5.6 million pre-tax gain, and a $1.3 million pre-tax loss in 2004, 2003, and 2002, respectively.

Cash

Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the credit worthiness of these financial institutions and believes there is minimal risk of a material loss.

Deferred Policy Acquisition Costs

Commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products that vary with and are primarily related to the production of new business, have been deferred. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES — (Continued)

profits before amortization. Under SFAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,” the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits; currently 2.3% to 12.6%) it expects to experience in future periods. These assumptions are to be best estimates and are to be periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, relating to SFAS No. 115, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with the Company ‘s universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

The cost to acquire blocks of insurance, representing the present value of future profits from such blocks of insurance, is also included in deferred policy acquisition costs. The Company amortizes the present value of future profits over the premium payment period, including accrued interest of up to approximately 8%. The unamortized present value of future profits for all acquisitions was approximately $468.0 million and $502.2 million at December 31, 2004 and 2003, respectively. During 2004, no present value of profits was capitalized and $34.2 million was amortized. During 2003, no present value of future profits was capitalized and $40.3 was amortized.

The expected amortization of the present value of future profits for the next five years is as follows:

Year	Expected Amortization
2005	$31,100
2006	29,800
2007	28,300
2008	26,800
2009	25,000

Goodwill

The goodwill balance at December 31, 2004 and 2003 was $36.2 million and $35.1 million, respectively. The net increase in goodwill in 2004 reflects a $1.8 million increase due to the transfer of a small subsidiary from PLC, partially offset by a $0.7 million reduction due to the sale of a small subsidiary. Both changes related to the Asset Protection segment. At October 31, 2004 and 2003, the Company evaluated its goodwill and determined that fair value had not decreased below carrying value and no adjustment to impair goodwill was necessary in accordance with SFAS No. 142.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Property and Equipment

Property and equipment are reported at cost less accumulated depreciation. The Company primarily uses the straight-line method of depreciation based upon the estimated useful lives of the assets. The Company’s Home Office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

Property and equipment consisted of the following at December 31:

	2004	2003
Home office building	$50,156	$48,678
Data processing equipment	38,514	33,537
Other, principally furniture and equipment	45,679	42,924
	134,349	125,139
Accumulated depreciation	90,800	81,983
	$43,549	$43,156

Separate Accounts

The assets and liabilities related to separate accounts in which the Company does not bear the investment risk are valued at market and reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying consolidated statements of income.

Stable Value Product Account Balances

The Company markets guaranteed investment contracts (GICs) to 401(k) and other qualified retirement savings plans, and fixed and floating rate funding agreements to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. Through its registered funding agreement-backed note program, the Company is able to offer secured notes to both institutional and retail investors. GICs are generally contracts that specify a return on deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Stable value product account balances include GICs and funding agreements issued by the Company as well as the obligations of consolidated special purpose trusts or entities formed to purchase funding agreements issued by the Company. At December 31, 2004 and 2003 the Company had $3.9 billion and $2.8 billion, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements written by the Company have maturities of three to seven years. At December 31, 2004, future maturities of stable value products were $1.2 billion in 2005, $2.4 billion in 2006-2007, $0.9 billion in 2008-2009, and $1.1 billion after 2009.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Revenues and Benefits Expense

Traditional Life, Health, and Credit Insurance Products:

Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance policies, limited-payment life insurance policies, and certain annuities with life contingencies. Life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company’s experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2004 range from 6.6% to 7.0%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to the Company and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

Activity in the liability for unpaid claims for life and health insurance is summarized as follows:

	2004	2003	2002
Balance beginning of year	$121,832	$116,214	$100,023
Less reinsurance	55,395	54,765	33,723
Net balance beginning of year	66,437	61,449	66,300
Incurred related to:
Current year	256,754	266,676	258,612
Prior year	(30)	(1,783)	(338)
Total incurred	256,724	264,893	258,274
Paid related to:
Current year	210,943	261,311	243,206
Prior year	43,991	(1,406)	22,528
Total paid	254,934	259,905	265,734
Other changes:
Acquisitions and reserve transfers	0	0	2,609
Net balance end of year	68,227	66,437	61,449
Plus reinsurance	66,788	55,395	54,765
Balance end of year	$135,015	$121,832	$116,214

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Universal Life and Investment Products:

Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 3.7% to 12.6% and investment products ranged from 2.3% to 9.4% in 2004.

The Company’s accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.

Property and Casualty Insurance Products:

Property and casualty insurance products include service contract business, surety bonds, residual value insurance, guaranteed asset protection (GAP), credit-related coverages, and inventory protection products. Premiums for service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of the contract on a pro-rata basis. Fee income from providing administrative services is recognized as earned when the related services are performed. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported (IBNR) reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date. The case base reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the deferral of policy acquisition costs and the provision for future policy benefits and expenses.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Supplemental Cash Flow Information

The following table sets forth supplemental cash flow information for the years ended December 31:

	2004	2003	2002
Cash paid during the year:
Interest on debt	$3,414	$1,582	$987
Income taxes	145,515	66,082	125,039
Noncash investing and financing activities:
Common dividend	0	(1,809)	0
Change in collateral for securities lending transactions	214,824	83,456	250,806
Capital contributions from PLC	1,985	0	0
Acquisitions, related reinsurance transactions and subsidiary transfer:
Assets acquired	$0	$0	$358,897
Liabilities assumed	0	0	(489,412)
Net	$0	$0	$(130,515)

Reclassifications

Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or share-owners’ equity.

NOTE B — INVESTMENT OPERATIONS

Major categories of net investment income for the years ended December 31 are summarized as follows:

	2004	2003	2002
Fixed maturities	$806,748	$738,503	$673,393
Equity securities	2,019	2,321	3,500
Mortgage loans	232,577	208,983	218,165
Investment real estate	2,043	2,854	881
Policy loans	36,744	42,092	37,463
Other	15,648	46,561	95,575
	1,095,779	1,041,314	1,028,977
Investment expenses	66,573	60,571	57,169
	$1,029,206	$980,743	$971,808

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE B — INVESTMENT OPERATIONS — (Continued)

Realized investment gains (losses) for all other investments for the years ended December 31 are summarized as follows:

	2004	2003	2002
Fixed maturities	$29,015	$64,656	$19,456
Equity securities	2,524	73	(4,397)
Mortgage loans and other investments	(768)	2,035	(2,745)
	$30,771	$66,764	$12,314

In 2004, gross gains on investments available for sale (fixed maturities, equity securities, and short-term investments) were $54.8 million, and gross losses were $23.3 million. In 2003, gross gains were $84.9 million, and gross losses were $20.2 million. In 2002, gross gains were $48.0 million, and gross losses were $32.9 million.

The amortized cost and estimated market value of the Company’s investments classified as available for sale at December 31 are as follows:

2004	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Values
Fixed maturities:
Bonds:
Mortgage-backed securities	$4,812,610	$110,269	$(22,997)	$4,899,882
United States Government and authorities	79,225	7,042	(267)	86,000
States, municipalities, and political subdivisions	27,915	2,488	0	30,403
Public utilities	1,605,276	122,636	(4,759)	1,723,153
Convertibles and bonds with warrants	10,439	597	(89)	10,947
All other corporate bonds	6,751,096	505,220	(23,120)	7,233,196
Redeemable preferred stocks	3,406	187	0	3,593
	13,289,967	748,439	(51,232)	13,987,174
Equity securities	26,158	3,491	(599)	29,050
Short-term investments	1,046,043	0	0	1,046,043
	$14,362,168	$751,930	$(51,831)	$15,062,267

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE B — INVESTMENT OPERATIONS — (Continued)

2003	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Values
Fixed maturities:
Bonds:
Mortgage-backed securities	$4,491,392	$132,984	$(36,112)	$4,588,264
United States Government and authorities	83,834	6,538	(119)	90,253
States, municipalities, and political subdivision	25,349	1,738	(1)	27,086
Public utilities	1,389,389	96,926	(10,776)	1,475,539
Convertibles and bonds with warrants	43,384	743	(277)	43,850
All other corporate bonds	6,278,517	455,323	(34,476)	6,699,364
Redeemable preferred stocks	2,957	207	0	3,164
	12,314,822	694,459	(81,761)	12,927,520
Equity securities	29,169	1,881	(529)	30,521
Short-term investments	510,635	0	0	510,635
	$12,854,626	$696,340	$(82,290)	$13,468,676

The amortized cost and estimated market values of fixed maturities at December 31, 2004 by expected maturity, are shown as follows. Expected maturities are derived from rates of prepayment that may differ from actual rates of prepayment.

	Estimated Amortized Cost	Estimated Market Value
Due in one year or less	$401,392	$412,418
Due after one year through five years	1,681,414	1,747,893
Due after five years through ten years	3,693,894	3,893,600
Due after ten years	7,513,267	7,933,263
	$13,289,967	$13,987,174

Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other than temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) the intent and ability of the Company to hold the investment until recovery, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer’s industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance and continued viability of the issuer are significant measures considered. Once a determination has been made that a specific other-than-temporary impairment exists, a realized loss is incurred and the cost basis of the impaired asset is adjusted to its fair value. During 2004, 2003 and 2002,

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE B — INVESTMENT OPERATIONS — (Continued)

respectively, the Company recorded other-than-temporary impairments in its investments of $15.8 million, $13.6 million and $17.8 million, respectively.

The following table shows our investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous loss position at December 31, 2004.

	Less Than 12 Months		12 Months or More		Total
	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
Mortgage-backed securities	$1,005,036	$(18,075)	$21,120	$(4,922)	$1,026,156	$(22,997)
US Government	22,545	(187)	2,162	(80)	24,707	(267)
State, municipalities, etc.	72	0	0	0	72	0
Public utilities	99,112	(787)	97,405	(3,972)	196,517	(4,759)
Convertible bonds	0	(0)	184	(89)	184	(89)
Other corporate bonds	681,747	(12,799)	226,548	(10,321)	908,295	(23,120)
Equities	2,687	(281)	1,793	(318)	4,480	(599)
	$1,811,199	$(32,129)	$349,212	$(19,702)	$2,160,411	$(51,831)

For mortgage-backed securities in an unrealized loss position for greater than 12 months, $4.8 million of the unrealized loss relates to securities issued in Company-sponsored commercial loan securitizations. The Company does not consider these unrealized loss positions to be other-than-temporary, because the underlying mortgage loans continue to perform consistently with the Company’s original expectations.

The other corporate bonds category has gross unrealized losses greater than 12 months of $10.3 million at December 31, 2004, including $6.3 million of electrical industry securities. The public utilities category has gross unrealized losses greater than 12 months of $4.0 million. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered included credit ratings, the financial health of the investee, the continued access of the investee to capital markets, and other pertinent information including the Company’s ability and intent to hold these securities to recovery.

At December 31, 2004 and 2003, the Company had bonds which were rated less than investment grade of $965.5 million and $983.1 million, respectively, having an amortized cost of $933.0 million and $978.9 million, respectively. At December 31, 2004, approximately $63.4 million of the bonds rated less than investment grade were securities issued in Company-sponsored commercial mortgage loan securitizations. Approximately $1,863.3 million of bonds are not publicly traded.

The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities for the years ended December 31 is summarized as follows:

	2004	2003	2002
Fixed maturities	$54,931	$110,499	$227,283
Equity securities	1,001	2,371	(480)

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE B — INVESTMENT OPERATIONS — (Continued)

The Company participates in securities lending, primarily as an investment yield enhancement, whereby securities that are held as investments are loaned to third parties for short periods of time. The Company requires collateral of 102% of the market value of the loaned securities to be separately maintained. The loaned securities’ market value is monitored, on a daily basis, with additional collateral obtained as necessary. At December 31, 2004, securities with a market value of $535.4 million were loaned under these agreements. As collateral for the loaned securities, the Company receives short-term investments, which are recorded in “short-term investments” with a corresponding liability recorded in “other liabilities” to account for the Company’s obligation to return the collateral.

At December 31, 2004, all of the Company’s mortgage loans were commercial loans of which 71% were retail, 10% were apartments, 9% were office buildings, and 8% were warehouses, and 2% were other. The Company specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties, most of which are strip shopping centers in smaller towns and cities. No single tenant’s leased space represents more than 2.7% of mortgage loans. Approximately 73% of the mortgage loans are on properties located in the following states listed in decreasing order of significance: Texas, Tennessee, Georgia, South Carolina, North Carolina, Alabama, Pennsylvania, Florida, Utah, Mississippi, Virginia, California and Ohio.

Many of the mortgage loans have call provisions between 3 to 10 years. Assuming the loans are called at their next call dates, approximately $167.5 million would become due in 2005, $605.8 million in 2006 through 2009, $432.2 million in 2010 through 2014, and $78.3 million thereafter.

At December 31, 2004, the average mortgage loan was approximately $2.4 million, and the weighted average interest rate was 7.1%. The largest single mortgage loan was $22.6 million.

For several years the Company has offered a type of commercial mortgage loan under which the Company will permit a slightly higher loan-to-value ratio in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2004 and 2003, approximately $439.8 million and $382.7 million, respectively, of the Company’s mortgage loans have this participation feature.

At December 31, 2004 and 2003, the Company’s problem mortgage loans (over sixty days past due) and foreclosed properties totaled $10.8 million and $11.8 million, respectively. Since the Company’s mortgage loans are collateralized by real estate, any assessment of impairment is based upon the estimated fair value of the real estate. At December 31, 2004 and 2003, the Company had an allowance for mortgage loan credit losses of $3.3 million and $4.7 million, respectively. This allowance is calculated through analysis of specific loans that are believed to be at a higher risk of becoming impaired in the near future.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE B — INVESTMENT OPERATIONS — (Continued)

Subsequent to December 31, 2004, Winn-Dixie Stores Inc. (Winn-Dixie), an anchor tenant in the Company’s mortgage loan portfolio, declared Chapter 11 bankruptcy. At December 31, 2004, the Company had 49 loans amounting to $131.9 million in loan balances in which Winn-Dixie was considered to be the anchor tenant for the underlying property (including 12 loans with balances of $21.7 million included in mortgage loan securitization trusts in which the Company holds retained beneficial interests). At December 31, 2004, the rents from Winn-Dixie represented approximately 45% of the total rents applicable to the properties underlying these loans (including approximately 66% of rents on loans in mortgage loan securitizations). The Company has evaluated each of the related loans, and, at this time, does not believe any of the loans to be materially impaired. The Company will continue to actively monitor these loans and assess them for potential impairments as circumstances develop in the future.

At December 31, 2004 and 2003, the Company had investments related to retained beneficial interests of mortgage loan securitizations of $265.1 million and $283.6 million, respectively.

Certain investments with a carrying value of $2.4 million were non-income producing for the twelve months ended December 31, 2004.

Policy loan interest rates generally range from 4.5% to 8.0%.

NOTE C — INCOME TAXES

The Company’s effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	2004	2003	2002
Statutory federal income tax rate applied to pretax income	35.0%	35.0%	35.0%
Dividends received deduction and tax-exempt income	(1.5)	(1.2)	(2.3)
Low-income housing credit	0.0	(0.2)	(0.5)
Other	1.8	(0.2)	2.1
State income taxes	0.6	0.3	0.6
Effective income tax rate	35.9%	33.7%	34.9%

The provision for federal income tax differs from amounts currently payable due to certain items reported for financial statement purposes in periods which differ from those in which they are reported for income tax purposes.

The components of the Company’s income tax expense for the years ended December 31 are as follows:

	2004	2003	2002
Taxes estimated to be payable currently:
Federal	$110,957	$75,105	$73,134
State	3,305	1,448	2,201
Total current	$114,262	$76,553	$75,335
Taxes deferred:
Federal	$10,456	$41,379	$8,894

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE C — INCOME TAXES — (Continued)

During the year ended December 31, 2004 the Company adopted SOP 03-1 and recognized a deferred tax benefit of approximately $8,508.

The components of the Company’s net deferred income tax liability as of December 31 were as follows:

	2004	2003
Deferred income tax assets:
Policy and policyholder liability reserves	$317,916	$262,013
Intercompany losses	34,641	31,706
Deferred compensation	11,144	4,292
Other	17,731	25,678
	381,432	323,689
Deferred income tax liabilities:
Deferred policy acquisition costs	538,817	485,816
Unrealized gains on investments	127,616	136,765
	666,433	622,581
Net deferred income tax liability	$285,001	$298,892

Under pre-1984 life insurance company income tax laws, a portion of the Company’s gain from operations which was not subject to current income taxation was accumulated for income tax purposes in a memorandum account designated as Policyholders’ Surplus. The aggregate accumulation in this account at December 31, 2004 was approximately $70.5 million. Should the accumulation in the Policyholders’ Surplus account exceed certain stated maximums, or should distributions including cash dividends be made to PLC in excess of approximately $1.8 billion, such excess would be subject to federal income taxes at rates then effective. Legislation was enacted in 2004 which will suspend application of this provision for tax years 2005 and 2006. Deferred income taxes have not been provided on amounts designated as Policyholders’ Surplus. Under current income tax laws, the Company does not anticipate paying income tax on amounts in the Policyholders’ Surplus accounts.

The Company’s income tax returns are included in the consolidated income tax returns of PLC. The allocation of income tax liabilities among affiliates is based upon separate income tax return calculations. At December 31, 2004 and 2003, $24.9 million and $57.7 million, respectively, were payable to PLC for income tax liabilities.

NOTE D — DEBT AND LIABILITIES RELATED TO VARIABLE INTEREST ENTITIES

Under revolving line of credit arrangements with several banks, PLC and the Company can borrow up to $200 million on an unsecured basis. No compensating balances are required to maintain the line of credit. These arrangements contain, among other provisions, requirements for maintaining certain financial ratios and restrictions on indebtedness incurred by PLC’s subsidiaries including the Company. Additionally, PLC and the Company, on a consolidated basis, cannot incur debt in excess of 40% of its total capital. At December 31, 2004, neither PLC nor the Company had borrowings outstanding under these arrangements. At December 31, 2004, the Company was in compliance with all debt covenants.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE D — DEBT AND LIABILITIES RELATED TO VARIABLE INTEREST ENTITIES — (Continued)

The Company has a mortgage note on investment real estate amounting to approximately $2.2 million that matures in 2006.

In accordance with FIN 46, the Company consolidated, as of March 31, 2004, a real estate investment company previously reported as an investment. This consolidation resulted in the recognition of notes payable owed by the investment company. The $60.6 million of notes payable reported on the balance sheet in “liabilities related to variable interest entities” at December 31, 2004 are not the legal obligations of the Company, but will be repaid with cash flows generated by the separate entity’s operations.

The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another’s behalf. Receivables and payables among affiliates are generally settled monthly.

Interest expense on debt totaled $5.5 million, $1.6 million, and $1.4 million in 2004, 2003, and 2002, respectively.

NOTE E — ACQUISITION

In June 2002, the Company coinsured a block of traditional life and interest-sensitive life insurance policies from Conseco Variable Insurance Company. These transactions have been accounted for as purchases, and the results of the transactions have been included in the accompanying financial statements since their respective effective dates.

Summarized below are the consolidated results of operations for 2002, on an unaudited pro forma basis, as if the Conseco transaction had occurred as of January 1, 2002. The pro forma information is based on the Company’s consolidated results of operations for 2002, and on data provided by the acquired block, after giving effect to certain pro forma adjustments. The pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above nor are they indicative of results of the future operations of the combined enterprises.

(unaudited)	2002
Total revenues	$1,844,221
Net income	160,020

NOTE F — COMMITMENTS AND CONTINGENT LIABILITIES

The Company leases administrative and marketing office space in approximately 23 cities including Birmingham, with most leases being for periods of three to ten years. The aggregate annualized rent is approximately $5.9 million. Additionally, the Company leases a building contiguous to its existing home office which expires in February 2007. At the end of the lease term, the Company may purchase the building for approximately $75 million.

Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE F — COMMITMENTS AND CONTINGENT LIABILITIES — (Continued)

A number of civil jury verdicts have been returned against insurers and other providers of financial services involving sales practices, alleged agent misconduct, failure to properly supervise representatives’ relationships with agents or persons with whom the insurer does business, and other matters. Increasingly these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges and arbitrators have substantial discretion in awarding punitive and non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration awards are subject to very little appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. The Company, like other financial service companies, in the ordinary course of business, is involved in such litigation and in arbitration. Although the outcome of any such litigation or arbitration cannot be predicted the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position, results of operations, or liquidity of the Company.

NOTE G — SHARE-OWNERS’ EQUITY AND RESTRICTIONS

At December 31, 2004, approximately $1,481.9 million of consolidated share-owner’s equity, excluding net unrealized gains on investments, represented net assets of the Company and its subsidiaries that cannot be transferred to PLC in the form of dividends, loans, or advances. In addition, the Company and its subsidiaries are subject to various state statutory and regulatory restrictions on their ability to pay dividends to PLC. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to PLC by the Company’s in 2005 is estimated to be $231.6 million.

NOTE H — PREFERRED STOCK

PLC owns all of the 2,000 shares of preferred stock issued by the Company’s subsidiary, Protective Life and Annuity Insurance Company (PL&A). The stock pays, when and if declared, noncumulative participating dividends to the extent PL&A’s statutory earnings for the immediately preceding fiscal year exceeded $1.0 million. In 2004 and 2003, PL&A paid no dividends to PLC. In 2002, PL&A paid a $50.0 thousand preferred dividend to PLC.

NOTE I — RELATED PARTY MATTERS

On August 6, 1990, PLC announced that its Board of Directors approved the formation of an Employee Stock Ownership Plan (ESOP). On December 1, 1990, the Company transferred to the ESOP 520,000 shares of PLC’s common stock held by it in exchange for a note. The outstanding balance of the note, $3.0 million at December 31, 2004, is accounted for as a reduction to share-owner’s equity. The stock will be used to match employee contributions to PLC’s existing 401(k) Plan. The ESOP shares are dividend paying. Dividends on the shares are used to pay the ESOP’s note to the Company.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE I — RELATED PARTY MATTERS — (Continued)

The Company leases furnished office space and computers to affiliates. Lease revenues were $5.6 million in 2004, $4.7 million in 2003, and $3.5 million in 2002. The Company purchases data processing, legal, investment and management services from affiliates. The costs of such services were $100.8 million, $93.1 million, and $88.0 million in 2004, 2003, and 2002, respectively. Commissions paid to affiliated marketing organizations of $3.2 million, $2.5 million, and $2.3 million, in 2004, 2003, and 2002, respectively, were included in deferred policy acquisition costs.

Certain corporations with which PLC’s directors were affiliated paid the Company premiums and policy fees or other amounts for various types of insurance and investment products. Such premiums, policy fees, and other amounts totaled $10.5 million, $12.2 million and $16.0 million in 2004, 2003, and 2002, respectively. The Company and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $2.6 million, $2.1 million and $1.6 million in 2004, 2003, and 2002, respectively.

NOTE J — STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

Financial statements prepared in conformity with GAAP differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are as follows: (a) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred; (b) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions; (c) deferred income taxes are not subject to statutory limitations as to amounts recognized and are recognized through earnings as opposed to being charged to share-owners’ equity; (d) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to share-owners’ equity; (e) furniture and equipment, agents’ debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted assets); (f) certain items of interest income, such as mortgage and bond discounts, are amortized differently; and (g) bonds are recorded at their market values instead of amortized cost.

The income and share-owners’ equity prepared in conformity with statutory reporting practices compared to that reported in the accompanying consolidated financial statements are as follows:

	Net Income (Loss)			Share-Owner’s Equity
	2004	2003	2002	2004	2003	2002
In conformity with statutory reporting practices(1)	$202,980	$274,244	$(2,418)	$1,317,719	$1,135,942	$852,645
In conformity with GAAP	$222,136	$232,040	$157,394	$2,885,064	$2,629,798	$2,285,284

(1)          Consolidated

As of December 31, 2004, the Company had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $61.1 million.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE K — OPERATING SEGMENTS

The Company operates several business segments, each having a strategic focus. An operating segment is generally distinguished by products and/or channels of distribution. A brief description of each segment follows.

•  The Life Marketing segment markets level premium term and term-like insurance, universal life, variable universal life and “bank owned life insurance” (BOLI) products on a national basis primarily through networks of independent insurance agents and brokers, and in the BOLI market.

•       The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment’s primary focus is on life insurance policies sold to individuals.

•       The Annuities segment manufactures, sells, and supports fixed and variable annuity products. These products are primarily sold through stockbrokers, but are also sold through financial institutions and the Life Marketing segment’s sales force.

•       The Stable Value Products segment markets guaranteed investment contracts to 401(k) and other qualified retirement savings plans, and sells funding agreements to special purpose entities that in turn issue notes or certificates in smaller, transferable denominations. The segment also markets fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds.

•       The Asset Protection segment markets extended service contracts and credit life and disability insurance to protect consumers’ investments in automobiles and watercraft.

The Company has an additional segment herein referred to as Corporate and Other. The Corporate and Other segment primarily consists of net investment income and expenses not attributable to the segments above (including net investment income on unallocated capital and interest on all debt). This segment also includes earnings from several non-strategic lines of business (mostly cancer insurance, residual value insurance, surety insurance, and group annuities), and various investment-related transactions. The surety and residual value insurance lines were moved from the Asset Protection segment to Corporate and Other in 2004, and prior period segment data has been restated to reflect the change.

The Company uses the same accounting policies and procedures to measure segment operating income and assets as it uses to measure its consolidated net income and assets. Segment operating income is generally income before income tax, adjusted to exclude net realized investment gains and losses (and the related amortization of deferred policy acquisition costs) and the cumulative effect of change in accounting principle. Periodic settlements of interest rate swaps associated with certain investments are included in realized gains and losses but are considered part of operating income. Segment operating income represents the basis on which the performance of the Company’s business is assessed by management. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of deferred policy acquisition cost are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner which appropriately reflects the operations of that segment.

Assets are allocated based on statutory policy liabilities and deferred policy acquisition costs directly attributable to each segment.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE K — OPERATING SEGMENTS — (Continued)

There are no significant intersegment transactions.

The following table summarizes financial information for the Company’s segments. Asset adjustments represent the inclusion of assets related to discontinued operations.

	2004	2003	2002
Revenues
Life Marketing	$446,534	$429,441	$429,979
Acquisitions	439,103	462,695	478,458
Annuities	257,059	277,096	251,765
Stable Value Products	281,409	242,860	239,037
Asset Protection	274,095	319,052	360,791
Corporate and Other	118,460	107,111	70,910
Total revenues	$1,816,660	$1,838,255	$1,830,940
Segment operating income
Life Marketing	$163,177	$159,957	$125,419
Acquisitions	87,268	96,700	96,418
Annuities	15,279	13,190	14,656
Stable Value Products	53,159	38,911	42,272
Asset Protection	18,628	16,019	(6,661)
Corporate and Other	13,637	(20,835)	(27,855)
Total segment operating income	351,148	303,942	244,249
Realized investment gains (losses) — investments(1)	23,836	47,817	10,333
Realized investment gains (losses) — derivatives(2)	(3,821)	(1,787)	(12,959)
Income tax expense	(133,226)	(117,932)	(84,229)
Net income before cumulative effect of change in accounting principle	237,937	232,040	157,394
Cumulative effect of change in accounting principle	(15,801)
Net income	$222,136	$232,040	$157,394
(1) Realized investment gains (losses) — investments	$30,771	$66,764	$12,314
Related amortization of DAC	(6,935)	(18,947)	(1,981)
	$23,836	$47,817	$10,333
(2) Realized investment gains (losses) — derivatives	$2,726	$8,249	$(4,708)
Settlements on certain interest rate swaps	(6,547)	(10,036)	(8,251)
	$(3,821)	$(1,787)	$(12,959)
Net investment income
Life Marketing	$237,049	$229,913	$208,451
Acquisitions	232,499	246,143	252,147
Annuities	210,886	224,330	220,433
Stable Value Products	268,184	233,104	246,098
Asset Protection	30,841	36,423	41,372
Corporate and Other	49,747	10,830	3,307
Total net investment income	$1,029,206	$980,743	$971,808
Amortization of deferred policy acquisition costs
Life Marketing	$58,970	$66,078	$117,836
Acquisitions	28,652	32,690	35,245
Annuities	32,271	38,196	24,669
Stable Value Products	3,480	2,279	2,304
Asset Protection	72,273	80,320	75,108
Corporate and Other	4,484	5,544	12,500
Total amortization of deferred policy acquisition costs	$200,130	$225,107	$267,662

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE K — OPERATING SEGMENTS — (Continued)

	Operating Segment Assets December 31, 2004
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$5,961,091	$4,063,711	$5,977,030	$5,377,917
Deferred policy acquisition costs	1,262,637	337,372	81,250	18,301
Goodwill
Total assets	$7,223,728	$4,401,083	$6,058,280	$5,396,218

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$817,114	$2,469,953	$43,108	$24,709,924
Deferred policy acquisition costs	116,636	8,908		1,825,104
Goodwill	36,182			36,182
Total assets	$969,932	$2,478,861	$43,108	$26,571,210

	Operating Segment Assets December 31, 2003
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$4,983,336	$4,356,929	$5,433,465	$4,520,955
Deferred policy acquisition costs	1,185,102	385,042	101,096	7,186
Goodwill
Total assets	$6,168,438	$4,741,971	$5,534,561	$4,528,141

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$900,059	$1,807,317	$57,094	$22,059,155
Deferred policy acquisition costs	132,234	9,878		1,820,538
Goodwill	35,143			35,143
Total assets	$1,067,436	$1,817,195	$57,094	$23,914,836

NOTE L — EMPLOYEE BENEFIT PLANS

PLC has a defined benefit pension plan covering substantially all of its employees, including Company employees. The plan is not separable by affiliates participating in the plan. The benefits are based on years of service and the employee’s highest thirty-six consecutive months of compensation. The Company’s funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements of ERISA plus such additional amounts as the Company may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

At December 31, 2004, PLC estimated that its 2005 defined benefit pension plan expense will be $6.6 million, which is PLC’s estimate of its expected contributions for 2005. The measurement date used to determine the benefit expense and benefit obligations of the plan is December 31, 2004.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE L — EMPLOYEE BENEFIT PLANS — (Continued)

The actuarial present value of benefit obligations and the funded status of the plan at December 31 are as follows:

	2004	2003
Projected benefit obligation, beginning of the year	$77,454	$62,179
Service cost — benefits earned during the year	5,408	4,513
Interest cost — on projected benefit obligation	5,506	4,666
Actuarial loss	10,756	7,531
Benefits paid	(1,725)	(1,435)
Projected benefit obligation, end of the year	97,399	77,454
Fair value of plan assets beginning of the year	74,071	49,450
Actual return on plan assets	7,780	12,886
Employer contribution	19,764	13,170
Benefits paid	(1,725)	(1,435)
Fair value of plan assets end of the year	99,890	74,071
Plan assets less than the projected benefit obligation	2,491	(3,383)
Unrecognized net actuarial loss from past experience different from that assumed	36,056	27,453
Unrecognized prior service cost	1,458	1,672
Other adjustments	0	684
Net pension asset	$40,005	$26,426
Accumulated benefit obligation	$80,526	$60,984
Fair value of assets	$99,890	$74,071
Unfunded accumulated benefit obligation	$0	$0

Assumptions used to determine the benefit obligations as of December 31 were as follows:

	2004	2003
Weighted average discount rate	5.75%	6.25%
Rates of increase in compensation level	3.75	4.00
Expected long-term rate of return on assets	8.25	8.50

Net pension cost of the defined benefit pension plan includes the following components for the years ended December 31:

	2004	2003	2002
Service cost	$5,408	$4,513	$3,723
Interest cost	5,506	4,666	4,111
Expected return on plan assets	(6,864)	(5,604)	(4,265)
Amortization of prior service cost	214	214	263
Amortization of losses	1,920	1,049	302
Net pension cost	$6,184	$4,838	$4,134

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE L — EMPLOYEE BENEFIT PLANS — (Continued)

Assumptions used to determine the net pension cost for the years ended December 31 are as follows:

	2004	2003	2002
Weighted average discount rate	6.25%	6.75%	7.25%
Rates of increase in compensation level	4.00	4.50	5.00
Expected long-term rate of return on assets	8.50	8.50	8.50

Plan assets by category as of December 31 were as follows:

	Target Allocation for 2005	2004	2003
Cash and cash equivalents	2%	2.7%	4.4%
Equity securities	60	68.8	72.1
Fixed income	38	28.5	23.5
Total	100%	100.0%	100.0%

Prior to July 1999, upon an employee’s retirement, a distribution from pension plan assets was used to purchase a single premium annuity from the Company in the retiree’s name. Therefore, amounts shown above as plan assets exclude assets relating to such retirees. Since July 1999, retiree obligations have been fulfilled from pension plan assets. The defined benefit pension plan has a target asset allocation of 60% domestic equities, 38% fixed income, and 2% cash and cash equivalents. When calculating asset allocation, PLC includes reserves for pre-July 1999 retirees. Based on historical data of the domestic equity markets and PLC’s group annuity investments, the plan’s target asset allocation would be expected to earn annualized returns in excess of 9% per year. In arriving at the plan’s 8.5% expected rate of return, PLC has adjusted this historical data to reflect lower expectations for equity returns. The plan’s equity assets are invested in a domestic equity index collective trust managed by Northern Trust Corporation. The plan’s cash equivalents are invested in a collective trust managed by Northern Trust Corporation. The plan’s fixed income assets are invested in a group annuity contract with the Company.

Estimated benefit payments under the defined benefit pension plan are as follows:

Year	Amount
2005	$1,675
2006	1,985
2007	2,317
2008	2,749
2009	3,137
2010-2014	25,302

PLC also sponsors an unfunded excess benefits plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed on qualified plans by federal tax law. At December 31, 2004 and 2003, the projected benefit obligation of this plan totaled $21.6 million and $18.1 million, respectively, of which $16.3 million and $15.3 million, respectively, has been recognized in PLC’s financial statements.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE L — EMPLOYEE BENEFIT PLANS — (Continued)

Assumptions used to determine the benefit obligations as of December 31 were as follows:

	2004	2003
Weighted average discount rate	5.75%	6.25%
Rates of increase in compensation level	4.75	5.00
Expected long-term rate of return on assets	8.25	8.50

Net pension cost of the excess benefits plan includes the following components for the years ended December 31:

	2004	2003	2002
Service cost	$542	$485	$455
Interest cost	1,302	1,182	1,178
Amortization of prior service cost	16	16	16
Recognized net actuarial loss	309	118	71
Cost of divestiture and special termination benefits	0	81	0
Net pension cost	$2,169	$1,882	$1,720

Assumptions used to determine the net pension cost for the years ended December 31 are as follows:

	2004	2003	2002
Weighted average discount rate	6.25%	6.75%	7.25%
Rates of increase in compensation level	5.00	5.50	6.00
Expected long-term rate of return on assets	8.50	8.50	8.50

Estimated benefit payments under the excess benefits plan are as follows:

Year	Amount
2005	$1,168
2006	1,187
2007	1,206
2008	1,256
2009	1,287
2010-2014	7,210

In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. This postretirement benefit is provided by an unfunded plan. This benefit has no material effect on PLC’s consolidated financial statements. For a closed group of retirees over age 65, PLC provides a prescription drug benefit. At December 31, 2004 and 2003, PLC’s liability related to this benefit was $0.3 million and $0.3 million, respectively. PLC’s obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

Life insurance benefits for retirees from $10,000 up to a maximum of $75,000 are provided through the payment of premiums under a group life insurance policy. This plan is partially funded at a maximum of $50,000 face amount of insurance.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE L — EMPLOYEE BENEFIT PLANS — (Continued)

PLC sponsors a defined contribution retirement plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code. The Company has established an Employee Stock Ownership Plan (ESOP) to match voluntary employee contributions to the Company’s 401(k) Plan. In 1994, a stock bonus component was added to the 401(k) Plan for employees who are not otherwise under a bonus or sales incentive plan. Expense related to the ESOP consists of the cost of the shares allocated to participating employees plus the interest expense on the ESOP’s note payable to the Company less dividends on shares held by the ESOP. All shares held by the ESOP are treated as outstanding for purposes of computing earnings per share. At December 31, 2004, PLC had committed approximately 105,405 shares to be released to fund the 401(k) Plan match. The expense recorded by PLC for these employee benefits was $0.0 million, $0.6 million, and $0.1 million in 2004, 2003, and 2002, respectively.

Effective as of January 1, 2005, PLC adopted a supplemental matching contribution program, which is a nonqualified plan that provides supplemental matching contributions in excess of the limits imposed on qualified defined contribution plans by federal tax law. The first allocations under this program will be made in early 2006, with respect to the 2005 plan year.

The Company’s share of net costs related to employee benefit plans was approximately $5.5 million, $6.9 million, and $3.8 million, in 2004, 2003, and 2002 respectively.

NOTE M — STOCK BASED COMPENSATION

Certain Company employees participate in PLC’s stock-based incentive plans and receive stock appreciation rights (SARs) from PLC.

Since 1973, the Company has had stock-based incentive plans to motivate management to focus on PLC’s long-range performance through the awarding of stock-based compensation. Under plans approved by share owners in 1997 and 2003, up to 6,500,000 PLC shares may be issued in payment of awards.

The criteria for payment of performance awards is based primarily upon a comparison of PLC’s average return on average equity and total rate of return over a four-year award period (earlier upon the death, disability, or retirement of the executive, or in certain circumstances, of a change in control of PLC) to that of a comparison group of publicly held life and multiline insurance companies. If PLC’s results are below the median of the comparison group, no portion of the award is earned. If PLC’s results are at or above the 90th percentile, the award maximum is earned. Awards are paid in shares of PLC Common Stock.

Performance shares and performance-based stock appreciation rights (P-SARs) awarded in 2004, 2003, 2002, 2001, and 2000, and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	P-SARs	Estimated Fair Value
2004	125,670		$4,600
2003	148,730		3,900
2002	192,360		5,700
2001	153,490	40,000	4,900
2000	3,330	513,618	3,700

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE M — STOCK BASED COMPENSATION — (Continued)

Performance shares are equivalent in value to one share of PLC Common Stock times the award earned percentage payout. P-SARs convert to the equivalent of one stock appreciation right (SAR) if earned times the award percentage payout. Of the 2000 P-SARs awarded, 87,778 were canceled and 425,840 converted to 547,728 SARs. The 40,000 P-SARs awarded in 2001 were not earned and have been canceled. The P-SARs, once converted to SARs, expire 10 years after the grant date. At December 31, 2004, the total outstanding performance shares related to these performance-based plans measured at maximum payouts were 846,313.

Between 1996 and 2003 SARs were granted (in addition to the P-SARs discussed above) to certain officers of PLC to provide long-term incentive compensation based solely on the performance of PLC’s Common Stock. The SARs are exercisable after five years (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. The SARs activity as well as weighted average base price for 2002, 2003, and 2004 is as follows:

	Wtd. Avg. Base Price	No. of SARs
Balance at December 31, 2001	$19.92	1,113,823
SARs granted	32.00	480,000
SARs exercised	32.60	(80,000)
SARs canceled	22.31	(15,000)
Balance at December 31, 2002	$23.90	1,498,823
SARs granted	26.49	95,000
P-SARs converted	22.31	45,838
P-SARs canceled	30.77	(22,500)
Balance at December 31, 2003	$23.91	1,617,161
P-SARs converted	22.31	401,818
SARs exercised	18.68	(451,036)
Balance at December 31, 2004	$25.01	1,567,943

The outstanding SARs at December 31, 2004, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$17.44	235,000	1	235,000
26.49	15,000	2	15,000
32.00	30,000	2	30,000
22.31	720,443	5	542,943
31.26	50,000	6	0
31.29	2,500	6	0
32.00	435,000	7	0
26.49	80,000	8	0

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE M — STOCK BASED COMPENSATION — (Continued)

The SARs issued in 2002 and 2003 had estimated fair values at grant date of $3.7 million and $0.6 million, respectively. The fair value of the 2003 SARs was estimated using a Black-Scholes option pricing model. Assumptions used in the model were as follows: expected volatility of 25.0% (approximately equal to that of the S&P Life and Health Insurance Index), a risk-free interest rate of 3.1%, a dividend rate of 2.1%, and an expected exercise date of 2009.

PLC will pay an amount in stock equal to the difference between the specified base price of PLC’s Common Stock and the market value at the exercise date for each SAR.

The expense recorded by PLC for its stock-based compensation plans was $4.8 million, $5.5 million, and $5.2 million in 2004, 2003, and 2002, respectively. PLC’s obligations of its stock-based compensation plans that are expected to be settled in shares of PLC’s Common Stock are reported as a component of PLC’s share-owners’ equity.

NOTE N — REINSURANCE

The Company reinsures certain of its risks with, and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term agreements, the Company generally pays specific premiums to the reinsurer and receives specific amounts from the reinsurer as reimbursement for certain expenses. Coinsurance agreements are accounted for by passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate part of the premiums less commissions and is liable for a corresponding part of all benefit payments. Modified coinsurance is accounted for similarly to coinsurance except that the liability for future policy benefits is held by the original company, and settlements are made on a net basis between the companies. A substantial portion of the Company’s new life insurance and credit insurance sales is being reinsured. The Company reviews the financial condition of its reinsurers.

The Company continues to monitor the consolidation of reinsurers and the concentration of credit risk the Company has with any reinsurer. At December 31, 2004, the Company had reinsured approximately 86.7% of the face value of its life insurance in force. The Company had reinsured approximately 51.7% of the face value of its life insurance in force with three reinsurers. These reinsurers had a minimum Standard & Poor’s rating of AA- and a minimum A. M. Best rating of A+. The Company has not experienced any credit losses for the years ended December 31, 2004, 2003, or 2002 related to these reinsurers.

The Company has reinsured approximately $354.0 billion, $292.7 billion, and $219.0 billion in face amount of life insurance risks with other insurers representing $941.7 million, $765.3 million, and $532.7 million of premium income for 2004, 2003, and 2002, respectively. The Company has also reinsured accident and health risks representing $60.6 million, $61.6 million, and $61.5 million of premium income for 2004, 2003, and 2002, respectively. In addition, the Company reinsured property and casualty risks representing $122.4 million, $91.0 million, and $143.9 million of premium income for 2004, 2003, and 2002, respectively. In 2004 and 2003, policy and claim reserves relating to insurance ceded of $2,750.3 million and $2,230.7 million, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, obligation to pay such claim would remain with the Company. At December 31, 2004 and 2003, the Company had paid $63.1 million and $53.3 million,

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE N — REINSURANCE — (Continued)

respectively, of ceded benefits which are recoverable from reinsurers. In addition, at December 31, 2004, the Company had receivables of $66.9 million related to insurance assumed.

In 2002, the Company discovered that it had overpaid reinsurance premiums to several reinsurance companies of approximately $94.5 million. At December 31, 2002, the Company had recorded cash and receivables totaling $69.7 million, which reflected the amounts received and the Company’s then current estimate of amounts to be recovered in the future, based upon the information available. The corresponding increase in premiums and policy fees resulted in $62.5 million of additional amortization of deferred policy acquisition costs in 2002. The amortization of deferred policy acquisition costs took into account the amortization relating to the increase in premiums and policy fees as well as the additional amortization required should the remainder of the overpayment not be collected. In 2003, the Company substantially completed its recovery of the reinsurance overpayments. As a result, the Company increased premiums and policy fees by $18.4 million in 2003. The increase in premiums and policy fees resulted in $6.1 million of additional amortization of deferred policy acquisitions costs. As a result of the recoveries, income before income tax increased $12.3 million and $7.2 million in 2003 and 2002, respectively. During 2004, the Company adjusted its estimate of the remaining expected receipts, resulting in a $1.3 million decrease in income before income tax.

NOTE O — ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of the Company’s financial instruments at December 31 are as follows:

	2004		2003
	Carrying Amount	Fair Values	Carrying Amount	Fair Values
Assets (see Notes A and B):
Investments:
Fixed maturities	$13,987,174	$13,987,174	$12,927,520	$12,927,520
Equity securities	29,050	29,050	30,521	30,521
Mortgage loans on real estate	3,005,418	3,173,656	2,733,722	2,958,052
Short-term investments	1,046,043	1,046,043	510,635	510,635
Liabilities (see Notes A and D):
Stable value product account balances	5,562,997	5,589,665	4,676,531	4,736,681
Annuity account balances	3,463,477	3,454,065	3,480,577	3,475,167
Notes payable	2,202	2,202	2,234	2,234
Other (see Note A):
Derivative financial instruments	199,426	199,426	169,798	169,798

Except as noted below, fair values were estimated using quoted market prices.

The Company estimates the fair value of its mortgage loans using discounted cash flows from the next call date.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

NOTE O — ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS — (Continued)

The Company believes the fair value of its short-term investments and notes payable to banks approximates book value due to being either short-term or having a variable rate of interest.

The Company estimates the fair value of its stable value products and annuities using discounted cash flows and surrender values, respectively.

The Company believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity, and policy loans are often repaid by reductions to policy benefits.

The Company estimates the fair value of its derivative financial instruments using market quotes or derivative pricing models. The fair values represent the net amount of cash the Company would have received (or paid) had the contracts been terminated on December 31.

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION
PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(in thousands)

COL. A	COL. B	COL. C	COL. D	COL. E	COL. F	COL. G	COL. H	COL. I	COL. J
Segment	Deferred Policy Acquisition Costs	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders’ Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisition Costs	Other Operating Expenses(1)
Year Ended
December 31, 2004:
Life Marketing	$ 1,262,637	$ 5,794,434	$ 43,500	$ 64,247	$ 208,682	$ 237,049	$ 274,584	$ 58,970	$ (50,197)
Acquisitions	337,372	3,136,525	309	834,675	204,332	232,499	287,356	28,652	35,827
Annuities	81,250	772,440	8,861	2,669,776	30,341	210,886	183,271	32,271	23,300
Stable Value Products	18,301			5,377,917		268,184	205,168	3,480	6,377
Asset Protection	116,636	183,936	540,078	5,156	207,460	30,841	120,853	72,273	62,342
Corporate and Other	8,908	90,860	29,617	225,916	47,359	49,747	45,241	4,484	51,245
Adjustments(2)		38,103	71
TOTAL	$ 1,825,104	$ 10,016,298	$ 622,436	$ 9,177,687	$ 698,174	$ 1,029,206	$ 1,116,473	$ 200,130	$ 128,894
Year Ended
December 31, 2003:
Life Marketing	$ 1,185,102	$ 4,846,032	$ 1,854	$ 62,641	$ 198,653	$ 229,913	$ 253,785	$ 66,078	$ (50,379)
Acquisitions	385,042	3,185,708	354	917,402	213,912	246,143	291,768	32,690	41,537
Annuities	101,096	593,119	5,329	2,618,571	26,265	224,330	197,955	38,196	23,969
Stable Value Products	7,186			4,520,956		233,104	186,565	2,279	5,349
Asset Protection	175,264	189,028	691,254	5,739	244,566	36,423	142,169	80,320	80,544
Corporate and Other	9,878	89,043	44,860	189,969	52,278	10,830	51,835	5,544	38,079
Adjustments(2)		47,161	76	189
TOTAL	$ 1,863,568	$ 8,950,091	$ 743,727	$ 8,315,467	$ 735,674	$ 980,743	$ 1,124,077	$ 225,107	$ 139,099
Year Ended
December 31, 2002:
Life Marketing					$ 220,184	$ 208,451	$ 228,225	$ 117,836	$ (41,501)
Acquisitions					224,485	252,147	301,400	35,245	45,395
Annuities					25,826	220,433	186,107	24,669	26,037
Stable Value Products						246,098	196,576	2,304	4,946
Asset Protection					285,851	41,372	204,069	75,108	88,275
Corporate and Other					53,697	3,307	50,708	12,500	31,418
TOTAL					$ 810,043	$ 971,808	$ 1,167,085	$ 267,662	$ 154,570

(1)                Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)                Balance Sheet adjustments represent the inclusion of assets related to discontinued operations.

SCHEDULE IV — REINSURANCE
PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(dollars in thousands)

COL. A	COL. B	COL. C	COL. D	COL. E	COL. F
	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year Ended December 31, 2004:
Life insurance in force	$379,588,512	$354,015,938	$29,448,143	$55,020,717	53.5%
Premiums and policy fees:
Life insurance	$1,200,906	$941,650	$219,917	$479,173	45.9%
Accident/health insurance	113,367	60,560	25,461	78,268	32.5
Property and liability insurance	236,048	122,441	27,604	141,211	19.5
TOTAL	$1,550,321	$1,124,651	$272,982	$698,652
Year Ended December 31, 2003:
Life insurance in force	$324,318,517	$292,740,795	$22,176,303	$53,754,025	41.3%
Premiums and policy fees:
Life insurance	$1,011,553	$765,276	$247,592	$493,869	50.1%
Accident/health insurance	99,023	61,644	59,633	97,012	61.5%
Property and liability insurance	170,322	91,015	65,688	144,995	45.3%
TOTAL	$1,280,898	$917,935	$372,913	$735,876
Year Ended December 31, 2002:
Life insurance in force	$248,994,479	$219,025,215	$21,523,110	$51,492,374	41.8%
Premiums and policy fees:
Life insurance	$831,129	$532,738	$235,198	$533,589	44.1%
Accident/health insurance	103,858	61,512	44,337	86,683	51.1%
Property and liability insurance	194,601	143,908	110,543	161,236	68.6%
TOTAL	$1,129,588	$738,158	$390,078	$781,508

SCHEDULE V — VALUATION ACCOUNTS
PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(dollars in thousands)

COL. A	COL. B	COL. C		COL. D	COL. E
Additions
Description	Balance at beginning of period	(1) Charged to costs and expenses	(2) Charges to other accounts	Deductions	Balance at end of period
2004
Allowance for Uncollected Reinsurance Receivable	$6,462	$0	$0	$6,462	$0
2003
Allowance for Uncollected Reinsurance Receivable	$24,833	$0	$0	$18,371	$6,462

PART C

OTHER INFORMATION

Item 24.   Financial Statements and Exhibits.

(a)           Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)          Exhibits:

1.	Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)
2.	Not applicable
3.	(a) Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(2)
(b) Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)
4.	(a) Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(8)
(b) Form of Group Flexible Premium Deferred Variable and Fixed Annuity Contract(8)
(c) Participant Certificate for Use with Group Flexible Premium Deferred Variable and Fixed Annuity Contract — All Allocation Options(8)
(d) Guaranteed Account Endorsement(8)
(e) Asset-Based Fee Endorsement(8)
(f) Net Amount at Risk Fee Endorsement(8)
(g) DCA Fixed Accounts Endorsement(9)
(h) Annuitization Bonus Endorsement(8)
(i) Contract Schedule for Individual Contracts(8)
(j) Maximum Anniversary Value Death Benefit Endorsement(12)
(k) Benefit Based Fee Endorsement(12)
5.	Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(8)
6.	(a) Charter of Protective Life Insurance Company.(1)
(b) By-Laws of Protective Life Insurance Company.(1)
7.	Form of Reinsurance Agreement between Protective Life Insurance Company and Connecticut General Life Insurance Company.(4)
8.	(a) Participation/Distribution Agreement (Protective Investment Company)(2)
(b) Participation Agreement (Oppenheimer Variable Account Funds)(3)
(c) Participation Agreement (MFS Variable Insurance Trust)(3)
(d) ParticipationAgreement (Calvert Group, formerly Acacia Capital Corporation)(3)
(e) Participation Agreement (Van Eck Worldwide Insurance Trust)(5)
(f) Participation Agreement (Van Kampen Life Investment Trust)(6)
(g) Participation Agreement (Lord Abbett Series Fund)(7)
(h) Participation Agreement for Class II Shares (Van Kampen)(4)
(i) Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(4)
(j) Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)(4)
(k) Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(4)
(l) Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(8)

9.	Opinion and Consent of Steve M. Callaway, Esq.(10)
10.	(a) Consent of Sutherland, Asbill & Brennan, LLP
(b) Consent of PricewaterhouseCoopers LLP
11.	No financial statements will be omitted from Item 23
12.	Not applicable
13.	Not applicable
14.	Powers of attorney(11)

(1)	Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.
(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.
(4)	Incorporated herein by reference to Post-Effective Amendment No. 47 to the Form N-4 Registration Statement, (File No. 333-94047), filed with the Commission on April 30, 2003.
(5)	Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.
(6)	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.
(7)	Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.
(8)	Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-112892), filed with the Commission on February 17, 2004.
(9)	Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on May 6, 2004.
(10)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-116814), filed with the Commission on August 25, 2004.
(11)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-116814), filed with the Commission on April 20, 2005.
(12)	Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on May 6, 2004.

Item 25.   Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns	Chairman of the Board, Chief Executive Officer, President, and Director
R. Stephen Briggs	Executive Vice President, Life and Annuity Division, and Director
Allen W. Ritchie	Executive Vice President and Chief Financial Officer and Director
Carolyn M. Johnson	Senior Vice President and Chief Operating Officer, Life and Annuity Division
Carolyn King	Senior Vice President, Acquisitions
Deborah J. Long	Senior Vice President, General Counsel, and Secretary
Brent E. Griggs	Senior Vice President, Asset Protection Division
Wayne E. Stuenkel	Senior Vice President and Chief Actuary
Judy Wilson	Senior Vice President, Stable Value Products
Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer
Richard J. Bielen	Senior Vice President, Chief Investment Officer and Treasurer
Carl S. Thigpen	Senior Vice President, Chief Mortgage and Real Estate Officer and Assistant Secretary
Alan E. Watson	Senior Vice President, Independent Agent Distribution
John B. Deremo	Senior Vice President, Institutional Distribution Group

*      Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26.   Persons Controlled by or Under Common Control With the Depositor and Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2004 (File No. 1-11339) filed with the Commission on March 16, 2005.

Item 27.   Number of Contractowners.

As of May 31, 2005, there were 13 contract owners of ProtectiveValues Access individual and group flexible premium deferred variable annuity contracts offered by Registrant.

Item 28.   Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter.

(a)          Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Separate Account A of Protective Life.

(b)         The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell	President, Secretary and Director	Vice President, Life and Annuity Division
Robert Stephen Briggs	Vice President and Director	Executive Vice President, Life and Annuity Division, and Director
Kevin B. Borie	Director	Vice President and Actuary, Life and Annuity Division
Bonnie Miller	Assistant Secretary	Second Vice President, Life and Annuity Division
Barry K. Brown	Assistant Secretary	Director II, LLC Commissions
Cindy McGill	Assistant Secretary	Director II, IDG New Business
Gary Carroll	Chief Compliance Officer and Director	Second Vice President, Compliance, Life and Annuity Division
Donna A. Byrne	Assistant Compliance Officer	Director of Advertising, Life and Annuity Division
Julena Johnson	Assistant Compliance Officer	Compliance Auditor II
Thomas R. Barrett	Chief Financial Officer and Director	Director, Operational Accounting, Life and Annuity Division
Jason P. Dees	Assistant Financial Officer	Staff Accountant II, Life and Annuity Division

*      Unless otherwise indicated, principal business address is 2801  Highway 280 South, Birmingham, Alabama, 35223.

(c)          The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30.   Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of theInvestment Company Act of 1940 and the rules thereunder are maintained byProtective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama35223.

Item 31.   Management Services.

All management contracts are discussed in Part A or Part B.

Item 32.   Undertakings.

(a)          Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)         Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of

Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)          Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)         The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP- 6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)          Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on June 27, 2005.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

By:	/s/ JOHN D. JOHNS
John D. Johns, President Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY

By:	/s/ JOHN D. JOHNS
John D. Johns, President Protective Life Insurance Company

As required by the Securities Act of 1933, this amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ JOHN D. JOHNS	Chairman of the Board,
John D. Johns	President and Director	June 27, 2005
(Principal Executive Officer)
/s/ ALLEN W. RITCHIE	Executive Vice President, Chief
Allen W. Ritchie	Financial Officer and Director	June 27, 2005
(Principal Financial Officer)
/s/ STEVEN G. WALKER	Senior Vice President, Controller,
Steven G. Walker	and Chief Accounting Officer	June 27, 2005
(Principal Accounting Officer)
/s/ R. STEPHEN BRIGGS	Director	June 27, 2005
R. Stephen Briggs